'33 Act File No. 333-146650
'40 Act File No. 811-21697
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 11	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-G
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Date of Proposed Public Offering:  May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1st pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Marathon® Performance VUL

Individual Flexible Premium Variable Universal Life Insurance Policies

issued by

Nationwide Life and Annuity Insurance Company

through

Nationwide VL Separate Account-G

The date of this prospectus is May 1, 2011 .

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex . T his prospectus is designed to provide you with information about the policy that will assist you when making your decision whether or not to purchase the policy .  We encourage you to take time to understand the policy and its potential benefits and risks.  In consultation with your financial advisor, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies.

Please read this entire prospectus , and the policy, and consult with a trusted financial advisor.   Please contact us if you have policy-specific questions , need additional information, or would like to receive free copies of prospectuses for the mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.   This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.  Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

The purpose of this policy is to provide life insurance protection for the beneficiary that you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial advisor.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	14
Fixed Investment Options
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	16
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy	18
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Right of Conversion
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges	22
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charges
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Mutual Fund Operating Expenses
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	29
Overloan Lapse Protection Rider
Adjusted Sales Load Life Insurance Rider
Children's Term Insurance Rider
Long-Term Care Rider
Spouse Life Insurance Rider
Accelerated Death Benefit Rider
Accidental Death Benefit Rider
Premium Waiver Rider
Change of Insured Rider
Additional Term Insurance Rider
Waiver of Monthly Deductions Rider
Extended Death Benefit Guarantee Rider
Accumulation Rider (with Surrender Charge Waiver Options)
Policy Owner Services	42
Dollar Cost Averaging
Asset Rebalancing
Automated Income Monitor

Table of Contents (continued)
Page
Policy Loans	44
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect of Policy Loans
Repayment
Lapse	45
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders	46
Full Surrender
Partial Surrender
The Death Benefit	47
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	49
Extending the Maturity Date
Payment of Policy Proceeds	49
Life Income with Payments Guaranteed Option
Joint and Survivor Life Option
Life Income Option
Taxes	50
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	55
Nationwide VL Separate Account-G	55
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Compensation Paid to Insurance Agents Selling this Product	56
Direct Compensation
Indirect Compensation
Legal Proceedings	57
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements	60
Appendix A: Sub-Account Information	61
Appendix B: Definitions	71
Appendix C: Surrender Charge Examples without the Accumulation Rider	74
Appendix D: Surrender Charge Examples with the Accumulation Rider	77
Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider	83
Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider	85
Appendix G: State Variations	88

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the death benefit Proceeds upon the Insured's death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Specified Amount;

•	change your beneficiaries; and

•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay sufficient Premium to meet the requirements set forth in the "Guaranteed Policy Continuation Provision" section of the "Lapse" provision.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge.  The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•
Surrender the policy for its Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge.  You may choose to receive the Cash Surrender Value in a lump sum or over time.  If you elect the Accumulation Rider, you may also elect a reduced Surrender Charge option.

Premium Flexibility

You will select a Premium payment plan for the policy.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers 2 fixed investment options, the Fixed Account and the Long-Term Fixed Account.  Both of these options will earn interest daily at an annual effective rate of at least 3%.  The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions.  The greater Long-Term Fixed Account restrictions will apply regardless of whether or not it is being credited a higher rate of interest than the Fixed Account.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

Riders

You may purchase one or more of the available Riders.  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Overloan Lapse Protection Rider

•	Adjusted Sales Load Life Insurance Rider

•	Children's Term Insurance Rider

•	Long-term Care Rider

•	Spouse Life Insurance Rider

•	Accelerated Death Benefit Rider

•	Accidental Death Benefit Rider

•	Premium Waiver Rider

•	Change of Insured Rider (no charge)

•	Additional Term Insurance Rider

•	Waiver of Monthly Deductions Rider

•	Extended Death Benefit Guarantee Rider

•	Accumulation Rider (with Surrender Charge Waiver Options)

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years (unless the Accumulation Rider and the full surrender charge waiver option available under it are elected).  Refer to the "Surrender Charge" and "Surrender Charge Waiver Options" sections of this prospectus for additional information.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage.  When you take a partial surrender or policy loan, the Cash Value of your policy available for allocation to the Sub-Accounts and/or fixed investment options is reduced and you lose the ability to generate Sub-Account investment return on the surrendered/loaned amounts.  Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  Partial surrenders may also decrease the Death Benefit and total Specified Amount.  Policy loans do not participate in positive Investment Experience which may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may be currently taxable as ordinary income and not as a return of investment. For more detailed information concerning the tax consequences of this policy please see the Taxes provision.  For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision.  Consult a qualified tax advisor on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within 3 years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax advisor on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed investment options until after the first policy year.  After the first policy year, we may require transfer requests from the fixed investment options be made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request.  We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in less favorable Investment Experience and a lower Cash Value.  Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.  Free copies of each mutual fund's prospectus may be obtained by contacting us at the address or phone number stated on page 1 of this prospectus.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The rates in these tables may be rounded up to the nearest one-hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Sales Load1, 2, 3	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium	$25 from each $1,000 of Premium
Currently:		$55 from each $1,000 of Premium	$25 from each $1,000 of Premium
Premium Taxes1	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Currently:		$35 from each $1,000 of Premium	$35 from each $1,000 of Premium
Short-Term Trading Fee4	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account
Maximum:		$10 per $1,000 transferred	$10 per $1,000 transferred
Currently:		$10 per $1,000 transferred	$10 per $1,000 transferred
Illustration Charge5	Upon requesting an illustration
Maximum:		$25	$25
Currently:		$0	$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value
Currently:		$0	$0
Continued on Next Page

Transaction Fees Continued
Charge	When Charge is Deducted	Amount Deducted
		Without Accumulation Rider	With Accumulation Rider
Surrender Charge6, 7, 8	Upon surrender, policy Lapse, or certain Specified Amount decreases
Maximum:		$52.46 per $1,000 of Specified Amount	$50.84 per $1,000 of Specified Amount
Minimum:		$0.41 per $1,000 of Specified Amount	$0.35 per $1,000 of Specified Amount
Representative: an age 35 male select preferred non-tobacco with a Specified Amount of $500,000, Death Benefit Option 1, and a complete surrender of the policy in the first year.
Note: For the representative charge with the Accumulation Rider, it is also assumed that no surrender charge waiver option is elected.
		$9.30 per $1,000 of Specified Amount from the policy's Cash Value	$12.12 per $1,000 of Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge9	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value	$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value	$1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000.		$32 per $1,000 of Cash Value	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge10
Administrative Expense Charge	Upon invoking the Rider
Maximum:		$250.00	$250.00
Currently:		$250.00	$250.00
Rider Charge	Upon invoking the Rider
Maximum:		$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$200 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Minimum:		$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment	$30.00 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.		$100 per $1,000 of Cash Value	$100 per $1,000 of Cash Value
Continued on Next Page

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses11
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Cost of Insurance Charge12, 13, 14	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk	$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.02 per $1,000 of Net Amount At Risk	$0.02 per $1,000 of Net Amount At Risk
Representative: an age 35 male select preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One		$0.10 per $1,000 of Net Amount At Risk	$0.03 per $1,000 of Net Amount At Risk
Flat Extra15	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed	$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge16, 17	Monthly
Maximum:		$0.67 per $1,000 of variable Cash Value	$0.25 per $1,000 of variable Cash Value
Currently:		$0.67 per $1,000 of variable Cash Value	$0.00 per $1,000 of variable Cash Value
Administrative Per Policy Charge	Monthly
Maximum:		$20 per policy	$25 per policy
Currently:		$20 per policy	$25 per policy
Underwriting and Distribution Charge18, 19	Monthly
Maximum:		$0.20 per $1,000 of Base Policy Specified Amount	$1.18 per $1,000 of Base Policy Specified Amount
Minimum:		$0.04 per $1,000 of Base Policy Specified Amount	$0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male select preferred non-tobacco with a Specified Amount of $500,000, and Death Benefit Option One.		$0.08 per $1,000 of Base Policy Specified Amount	$0.20 per $1,000 of Base Policy Specified Amount
Continued on Next Page

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses continued11
Charge	When Charge is Deducted	Amount Deducted From Cash Value
		Without Accumulation Rider	With Accumulation Rider
Policy Loan Interest Charge20	Annually
Maximum:		4.50% of outstanding policy loan	3.90% of outstanding policy loan
Currently:		4.50% of outstanding policy loan	3.90% of outstanding policy loan

Periodic Charges For Riders21
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Adjusted Sales Load Life Insurance Rider Charge	Monthly
Maximum:		for each 1% of Premium Load replaced, $0.14 for each $1,000 of aggregate Premiums	for each 1% of Premium Load replaced, $0.14 for each $1,000 of aggregate Premiums
Currently:		for each 1% of Premium Load replaced, $0.14 for each $1,000 of aggregate Premiums	for each 1% of Premium Load replaced, $0.14 for each $1,000 of aggregate Premiums
Children's Term Insurance Rider Charge	Monthly
Maximum:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Currently:		$0.43 per $1,000 of Rider Specified Amount	$0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge22	Monthly
Maximum:		$28.65 per $1,000 of Rider Net Amount At Risk	$28.65 per $1,000 of Rider Net Amount At Risk
Minimum:		$0.00 per $1,000 of Rider Net Amount At Risk	$0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male select preferred non-tobacco		$0.02 per $1,000 of Rider Net Amount At Risk	$0.02 per $1,000 of Rider Net Amount At Risk
Continued on Next Page

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges For Riders21
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Spouse Life Insurance Rider Charge23	Monthly
Maximum:		$10.23 per $1,000 of Rider Specified Amount	$10.23 per $1,000 of Rider Specified Amount
Minimum:		$0.10 per $1,000 of Rider Specified Amount	$0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000		$0.11 per $1,000 of Rider Specified Amount	$0.11 per $1,000 of Rider Specified Amount
Accelerated Death Benefit Rider Charge24	Monthly
Maximum:		$0.75 per $1,000 of Rider Specified Amount	$0.75 per $1,000 of Rider Specified Amount
Minimum:		$0.05 per $1,000 of Rider Specified Amount	$0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male select preferred non-tobacco with a Rider Specified Amount of $100,000		$0.06 per $1,000 of Rider Specified Amount	$0.06 per $1,000 of Rider Specified Amount
Waiver of Monthly Deductions Rider Charge25	Monthly
Maximum:		$855 per $1,000 of Waiver of Monthly Deduction Benefit	$855 per $1,000 of Waiver of Monthly Deduction Benefit
Minimum:		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male select preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One		$85 per $1,000 of Waiver of Monthly Deduction Benefit	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge26	Monthly
Maximum:		$315 per $1,000 of Premium Waiver Benefit	$315 per $1,000 of Premium Waiver Benefit
Minimum:		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male select preferred non-tobacco		$42 per $1,000 of Premium Waiver Benefit	$42 per $1,000 of Premium Waiver Benefit
Continued on Next Page
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

Periodic Charges For Riders21 (continued)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Additional Term Insurance Rider Charge27, 28, 29	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit	$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.02 per $1,000 of Rider Death Benefit	$0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, select preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000		$0.05 per $1,000 of Rider Death Benefit	$0.03 per $1,000 of Rider Death Benefit
Extended Death Benefit Guarantee Rider Charge30, 31	Monthly
Maximum:		$0.16 per $1,000 of base Specified Amount	__
Minimum:		$0.01 per $1,000 of base Specified Amount	__
Representative: an issue age 35 male, select preferred non-tobacco, with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration,  and a base Specified Amount of $500,000
		$0.06 per $1,000 of base Specified Amount	__
Continued on Next Page
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders21 (continued)
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
		Without Accumulation Rider	With Accumulation Rider
Accumulation Rider - Surrender Charge Waiver Option Charge32, 33
Option 1 - Full Surrender Charge Waiver	Monthly
Maximum:		__	$0.20 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.05 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit Option, and any Specified Amount.		__	$0.12 per $1,000 of Base Policy Specified Amount
Option 2 - Partial Surrender Charge Waiver	Monthly
Maximum:		__	$0.10 per $1,000 of Base Policy Specified Amount
Minimum:		__	$0.03 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, male or female, any underwriting class, any Death Benefit Option, and any Specified Amount.		__	$0.05 per $1,000 of Base Policy Specified Amount

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the front page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 1.60%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load. For additional information, refer to "Sales Load" and "Premium Taxes" sections of this prospectus.
2 For policies without the Accumulation Rider, the Sales Load varies by policy based on the amount of premium paid and length of time the policy has been In Force.  The maximum Sales Load shown in the table is the guaranteed maximum rate charged during the first 5 policy years.  The current Sales Load shown in the table is the current rate applicable during each of the first 5 policy years for premium paid up to the Commissionable Target Premium in each year.

3 For policies with the Accumulation Rider, the Sales Load varies by policy based on the amount of premium paid.  The maximum Sales Load shown in the table is the guaranteed maximum that may be charged in any policy year.  The current Sales Load shown in the table is the current rate applicable in all policy years for premium paid up to the Commissionable Target Premium in each year.

4 Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  Sub-Accounts that may assess a short-term trading fee are identified in the "Appendix A: Sub-Account Information" section of this prospectus.  For more information about transactions subject to short-term trading fees, see the "Short-Term Trading Fees" section of this prospectus.

5 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.

6 When assessed, the Surrender Charge is taken from the policy's Cash Value.  For a additional information, refer to the "Surrender Charges" section of this prospectus.

7 For policies without the Accumulation Rider, the Surrender Charge varies by policy based on Insured's Attained Age, sex, underwriting class, Total Specified Amount and Base Policy Specified Amount, and premium paid during the first 2 policy years after the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum Surrender Charge calculation assumes: the Insured is a male, age 72, standard tobacco; the Specified Amount is $100,000; the aggregate premium paid during the first 2 policy years exceeds the surrender target premium; and a full surrender is taken during the first policy year.  The minimum Surrender Charge calculation assumes the Insured is female; issue age 3; non - tobacco; the Specified Amount is $10,000,000 or more, the aggregate premium paid during the first 2 policy years equals the minimum premium required at issue; and a full surrender is taken in policy year 14.  The charges shown may not be representative of the charges that a particular policy owner may pay.

8 For policies with the Accumulation Rider, the Surrender Charge varies by policy based on the Insured's Attained Age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount, and premium paid during the first policy year after the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Specified Amount is $1,000,000; and the aggregate first year premium exceeds the surrender target premium; no surrender charge waiver option is elected; and a full surrender is taken during either of the first 2 policy years.  The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3; Death Benefit Option 1 or 3, the Specified Amount is $10,000,000 or more, the aggregate first year Premium equals the minimum premium required at issue; no surrender charge waiver option is elected; and a full surrender is taken during the 10th policy year.  The charges shown may not be representative of the charges that a particular policy owner may pay.

9 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

10 The Accelerated Death Benefit Rider Charge is comprised of 2 sets of charges: an Administrative Expense Charge; and a Rider Charge composed of an interest rate discount and a risk charge.  The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit.  The maximum charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a 1 year life expectancy for the Insured.  The minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to 3 months.  For a detailed description of the charges, including an example, see the "Accelerated Death Benefit Rider" section of this prospectus.

11 Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

12 The Cost of Insurance Charge varies by policy based on individual characteristics of the Insured.  For a detailed description of the Cost of Insurance Charge see the "Cost of Insurance Charge" section of this prospectus.

13 For policies without the Accumulation Rider, the maximum charge assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000.  The minimum charge assumes: the Insured is female, issue age 5, policy year 1, and a Total Specified Amount of $1,000,000.  The charges shown may not be representative of the charges that a particular policy owner may pay.

14 For policies with the Accumulation Rider, the maximum charge assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount less than $250,000.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: the Insured is female, issue age 5, policy year 1, and a Total Specified Amount of $1,000,000. The charges shown may not be representative of the charges that a particular policy owner may pay.

15 The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the "Cost of Insurance" sub-section of the "Policy Charges" section of this prospectus.

16 For policies without the Accumulation Rider, the Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force.  The maximum Mortality and Expense Risk Charge shown in the table reflects the guaranteed maximum that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the variable Sub-Accounts.  The current Mortality and Expense Risk Charge shown assumes a policy during the first 15 policy years and variable Cash Value of $250,000 or less.  For additional information refer to the "Mortality and Risk Expense Charge " of this prospectus.

17 For policies with the Accumulation Rider, the Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts.  The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the variable Sub-Accounts.  On a current basis, the Mortality and Expense Risk Charge is $0.00.  For additional information refer to the "Mortality and Risk Expense Charge" section of this prospectus.

18 For policies without the Accumulation Rider, the Underwriting and Distribution Charge varies by policy based on the Attained Age of the Insured and the Base Policy Specified Amount in effect on the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum charge shown assumes: policy year 1; any issue age; and a Base Policy Specified Amount of $250,000.  The minimum charge assumes: policy year 1; the Insured is either male or female; issue age 0; any underwriting classification; and a Base Policy Specified Amount $10,000,000 or more.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a more detailed description of the charge, see the "Underwriting and Distribution Charge" section of this prospectus.

19 For policies with the Accumulation Rider, the Underwriting and Distribution Charge varies by policy based on the Attained Age of the Insured, Death Benefit option in effect, and the Base Policy Specified Amount on the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum charge assumes: policy year 1; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect.  The minimum charge assumes: policy year 1; an issue age of 0; Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a more detailed description of the charge see the "Underwriting and Distribution Charge" section of this prospectus.

20 For more information, see the "Net Effect of Policy Loans" section of this prospectus.

21 All charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table are taken proportionally from the Sub-Accounts, the Fixed Account and the Long-Term Fixed Account.

22 The Long-Term Care Rider Charge assessed will vary based on individual characteristics of the Insured.  The maximum charge assumes: the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating table P.  The minimum charge assumes: the Insured is either male or female; Attained Age 100; and any underwriting classification.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Long-Term Care Rider Charge see the "Long-Term Care Rider" section of this prospectus.

23 The Spouse Life Insurance Rider Charge will vary based on individual characteristics of the Insured's spouse.  The maximum charge assumes: the insured spouse is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a flat extra charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000.  The minimum charge assumes: the insured spouse is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge; and a Rider Specified Amount of $100,000.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Spouse Life Insurance Rider Charge see the "Spouse Life Insurance Rider" section of this prospectus.

24 The Accidental Death Benefit Rider Charge will vary based on individual characteristics of the Insured.  The maximum charge assumes: the Insured is Attained Age 69, with a Substandard Rating of table P.  The minimum charge assumes: the Insured is Attained Age 5, with no Substandard Rating.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Accidental Death Benefit Rider Charge see the "Accidental Death Benefit Rider" section of this prospectus.

25 The Waiver of Monthly Deductions Rider Charge will vary based on individual characteristics of the Insured.  The maximum charge assumes: the Insured is Attained Age 59, with a Substandard Rating of table H.  The minimum charge assumes: the Insured is male, Attained Age 18, with no Substandard Rating.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Waiver of Monthly Deductions Rider Charge see the "Waiver of Monthly Deductions Rider" section of this prospectus.

26 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected and individual characteristics of the Insured.  The maximum and minimum charges shown in the table assume monthly Premium payments of $1,000.  The maximum charge assumes: monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H.  The minimum charge assumes: monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Premium Waiver Rider Charge see the "Premium Waiver Rider" section of this prospectus.

27 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the Insured and whether the Accumulation Rider is also elected.  The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.  For a detailed description of the Additional Term Insurance Rider Charge see the "Additional Term Insurance Rider" section of this prospectus.

28 For policies without the Accumulation Rider, the maximum charge assumes: the Insured is either male or female; Attained Age 119; any underwriting classification with a Substandard Rating of Table P; and any Total Specified Amount.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: the Insured is female, issue age 5, policy year 1, and a Total Specified Amount of $1,000,000. The charges shown may not be representative of the charges that a particular policy owner may pay.

29 For policies with the Accumulation Rider, the maximum charge assumes: the Insured is either male or female and Attained Age 119; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: the Insured is female; issue age 5; non-tobacco; policy year 1; and a Total Specified Amount of at least $1,000,000.  The charges shown may not be representative of the charges that a particular policy owner may pay.

30 ' The Extended Death Benefit Guarantee Rider charge varies by policy based on the Insured's sex, Issue Age, underwriting class, the elected guarantee duration, and the percentage of the Base Policy Specified Amount to be guaranteed by this Rider.  The maximum charge assumes: the Insured is either sex; any Issue Age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider.  The minimum charge assumes: the Insured is female, Issue Age 18; select preferred non-tobacco; a twenty year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider.  The charge is deducted proportionally from the Sub-Accounts and the Fixed Account.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Extended Death Benefit Guarantee Rider Charge see the "Extended Death Benefit Guarantee Rider" section of this prospectus.

31 The Extended Death Benefit Guarantee Rider is not available with the Accumulation Rider.

32 The Accumulation Rider - Surrender Charge Waiver Option Charge varies by the option elected, if any; and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.  The maximum charge reflects the maximum that may be assessed in any policy year for any issue age.  The minimum charge assumes the Insured is issue age 0.  For a more detailed description of the Surrender Charge Waiver Options, refer to the "Accumulation Rider" section of the prospectus.

33 The Surrender Charge Waiver Options are only available with the Accumulation Rider.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Options

The fixed investment options are not registered as securities under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment options are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment options.

There are currently 2 fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account.  Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

The general account contains all of our assets, other than those in the separate accounts, and funds the fixed investment options.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  Subject to our claims paying ability, we guarantee amounts allocated to the fixed investment options and interest credited daily at a net effective annual interest rate of no less than 3%.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.

Subject to applicable law, assets of the general account are invested at our sole discretion.  We bear the full investment risk for amounts allocated to the fixed investment options (i.e. the risk that our return on general account assets will not exceed the interest we credit on allocations to the fixed investment options).  Unlike Variable Account allocations where your Investment Experience is determined by the performance of the Sub-Accounts in which you invest, the amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on the interest crediting rates that we set.  You assume the risk that the actual interest crediting rate may not exceed the 3% guaranteed annual interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.

We anticipate that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account.  This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate.  Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations.  However, longer investment durations may not always produce higher returns.  Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate.  The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.  For more information about the fixed investment option restrictions, see the "Fixed Investment Option Transfers," "Premium Payments," "Policy Loans," and "Partial Surrenders" sections of this prospectus.

Note:  Interest we credit to the fixed investment options may be insufficient to pay the policy's charges.  Therefore additional Premium payments may be required over the life of the Policy to prevent it from lapsing.

It is important to remember any guaranteed benefits or interest crediting associated with the fixed investment options is subject to our claims paying ability.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the separate account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.  The Sub-Accounts available through this policy invest in the underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, please refer to "Appendix A: Sub-Account Information."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   " Appendix A : Sub-Account Information" also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor, and sub-adviser, if applicable.

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios II, Inc.

•	American Century Variable Portfolios, Inc.

•	BlackRock Variable Series Funds, Inc.

•	Dreyfus

•	Dreyfus Investment Portfolios

•	Dreyfus Variable Investment Fund

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Invesco

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Janus Aspen Series

•	M Fund, Inc.

•	MFS® Variable Insurance Trust

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	PIMCO Variable Insurance Trust

•	T. Rowe Price Equity Series, Inc.

•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust

•	Wells Fargo Variable Trust

Valuation of Accumulation Units

We account for the value of a Policy Owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's Net Asset Value ("NAV") per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as

"pricing" the Accumulation Units.  See, the "How Sub-Account Investment Experience is Determined" section below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

● New Year's Day	● Independence Day
● Martin Luther King, Jr. Day	● Labor Day
● Presidents' Day	● Thanksgiving
● Good Friday	● Christmas
● Memorial Day

In addition, we will not price Accumulation Units if:

1.	trading on the NYSE is restricted;

2.	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

3.	the SEC, by order, permits a suspension or postponement for the protection of security holders. SEC rules and regulations govern when the conditions described in items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

A policy owner's variable account value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.  The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)	is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds.  Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.  Some underlying mutual funds may refer to short-term trading fees as "redemption fees."

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or 1 Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in 1 calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisors will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

•	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

•	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

•
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Option Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long-Term Fixed Account).  These transfers will be in dollars.  We reserve the right to limit the dollar amount, number, and frequency of transfers involving the fixed investment options.

In addition to the fixed investment option specific transfer limitations below, we may prohibit you from transferring to or from either of the fixed investment options before the end of the first policy year.  We may also prohibit you from making a transfer to or from a fixed investment option within 12 months of a prior transfer of the same type involving that fixed investment option.

Limits on Transfers to the Fixed Investment Options:

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Sub-Account value to the Fixed Account as of the close of business on the prior Valuation Period; and

•	we reserve the right to refuse any transfer to the Fixed Account that would cause the policy's Fixed Account value to exceed 30% of the policy's Cash Value.

Long-Term Fixed Account:

•
we will refuse transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of:  30% of the policy's total Cash Value as of the close of business on the prior Valuation Period; or $1,000,000; and

•	we may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.

In addition, we may refuse transfers to either the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value.

Limits on Transfers from the Fixed Investment Options:

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Fixed Account value as of the end of the previous policy year.

Long-Term Fixed Account:

•	transfers from the Long-Term Fixed Account will be prohibited prior to the end of the first policy year:

•
after the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12- month period, determined looking back from the Valuation Period during which we receive your request, is limited to the greater of:

(1)	$5,000; or

(2)
10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which we receive your request.  (If your request is received within 1- month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.)

•
This limit is cumulative and will be determined on a rolling basis.  This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which we receive your request will be deducted from the available amount.  Information need to calculate the available amount for transfer can be obtained by contacting our service center using the information on the front page of this prospectus.

•	In addition, we do not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs.

Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).  Any restrictions that we implement will be applied consistently and uniformly.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the front page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the "Valuation of Accumulation Units" section of this prospectus.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Operation of the policy, optional Riders, programs, benefits and features described in this prospectus may vary by the state where the policy is issued.  In addition, some optional Riders, programs and features may not be available or approved for use in every state.  For additional information regarding availability and provisions that vary by state, please see "Appendix G: State Variations" later in this prospectus.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner. The policy belongs to the owner named in the application.  You, as policy owner, may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.  You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable.  Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office.  Any such change request will become effective as of the date signed.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death, while the policy is In Force.  As long as the Insured is alive, you may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct us to distribute the Proceeds other than as described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it at our Home Office.

Purchasing a Policy

The policy is available for Insureds between the age of 0 and Attained Age 85.  To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law.  We also reserve the right to modify our underwriting standards on a prospective basis for newly issued policies at any time.

The minimum initial Specified Amount is $100,000.  We reserve the right to modify the minimum Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment.  The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities.  You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Insurance Coverage.  Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days of the date we make the decision to reject your application.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page.  Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended.  Coverage will also end if the policy Lapses.

Temporary Insurance Coverage.  Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect, and the Insured's age, sex, health, and activities.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect.  Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires ten days after you receive the policy ( or longer if required by state law. )

If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you , or return it to us at our Home Office along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.    If we do not receive your policy at our Home Office by the close of business on the date the free look period expires, you will not be permitted to cancel your policy free of charge.   If the policy is canceled, we will treat the policy as if it was never issued.

Within seven days of a cancellation request, we will refund the amount prescribed by law.   Depending upon the law in the state you live in, the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.

If the policy was issued in a state or territory that requires us to refund the initial Premium payment, we will allocate initial Net Premium to the fixed accounts as instructed, but hold all of the initial New Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.

If the policy was issued in a state or territory that requires us  to refund the Cash Value, we will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed accounts based upon the allocation instructions in effect at that time, at the price next determined.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page.  If you decide to make an additional Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•	We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

•
We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.  For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" beginning on page 51.

•	We may require that policy Indebtedness be repaid before we accept any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment option allocations:

1.
we may refuse Premium allocations, including initial Premium, to the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and

2.	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:

a.
to exceed $500,000 in any 12- month period (determined on a rolling basis considering any Premium payment allocations during the twelve months prior to the Valuation Period during which we receive a Premium payment); and/or

b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.

We may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time.  Generally, this right will be invoked when interest rates are low by historical standards.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment options, including credited interest; and

•	amounts allocated to the policy loan account, including credited interest.

Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our General Account, the fixed investment options and the loan account may be credited interest at different rates.  If the policy is surrendered, the Cash Value will be reduced by the amount of any outstanding policy loans and unpaid charged interest in the loan account to calculate the Cash Surrender Value.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Specified Amount.  However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months.  Changes to the Specified Amount will typically alter the Death Benefit.  For more information, see "Changes in the Death Benefit Option," beginning on page 48.

Any request to increase the Specified Amount must be at least $50,000 and the Insured must be Attained Age 85 or younger at the time of the request.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  An additional Underwriting and Distribution Charge and Surrender Charge schedule will also apply whenever you increase the base Policy Specified Amount.  To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

You may request to decrease the Specified Amount.  We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount.  Decreases to the Specified Amount may decrease the dollar amount of policy charges calculated per $1,000 of Specified Amount or Net Amount at Risk (including any rider charges so calculated), depending on the death benefit option elected and the amount of the Cash Value.  Decreases may also result in a Surrender Charge being assessed.  For more information, see "Surrender Charges" beginning on page 24.

For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, increasing or decreasing the Specified Amount will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date of the change.  For more information, see "Sales Load" beginning on page 22.

We will deny any request to reduce the Specified Amount below the minimum Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.

Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request unless you request and we approve a different date.  We reserve the right to limit the number of Specified Amount changes to 1 increase and 1 decrease each policy year.

Right of Conversion

Within 24 months of the Policy Date, you may elect by written request to transfer 100% of your Cash Value in the Sub-Accounts and Long-Term Fixed Account into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.  For more information see "Fixed Investment Option Transfers."  To invoke this right, you must submit your request to our Home Office on our specified forms.  This election is irrevocable.

Once your request has been processed your policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate.  In addition, the following will apply after conversion:

•
transfers out of the Fixed Account will no longer be available and your policy will no longer be able to participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;

•
the asset rebalancing service and dollar cost averaging programs will no longer be available for election.  If asset rebalancing and/or dollar cost averaging were elected prior to your request these programs will terminate;

•	Mortality and Expense Risk Charges will no longer be deducted after conversion because they are only deducted from Cash Value allocated to the Sub-Accounts; and

•
all other benefits, services, Riders, and charges, including loans and full and partial surrenders, will continue and/or continue to be available after your request for conversion, subject to the terms applicable prior to your request for conversion.

Exchanging the Policy

You may request to exchange the policy for another policy , offered by us at the time , that is a plan of permanent fixed life insurance.  This is not a contractual right of the policy and we may refuse such a request.  To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured's life . Policy exchanges are subject to our approval , you paying all costs associated with the exchange, and the Insured satisfying our underwriting standards of insurability .    You may transfer Indebtedness to the new policy.

You must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have adverse tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.  A Surrender Charge may be assessed at the time of the exchange.  For more information regarding whether a Surrender Charge will apply, see "Surrender Charges" beginning on page 24.

Terminating the Policy

There are several ways that the policy can terminate.  You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).  Coverage under the policy will end when we receive your written request to surrender the policy at our Home Office.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive, subject to our approval.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing and will become effective on the date we record it at our Home Office.  Your assignment will be subject to any outstanding policy loans , policy liens, garnishments, court orders, or any previous assignments .

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount;

•	minimum monthly Premiums;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

Confirmations of individual financial transactions, such as transfers, partial Surrenders, loans, etc., are generated and mailed automatically.  Copies may be obtained by calling our service center or submitting a written request.  You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by email when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application unless directed otherwise.   At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s).  Household delivery will continue for the life of the policies.

A policy owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on the front page of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.  If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the "Policy Loans" section of this prospectus.

Sales Load

We may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy we offer through Nationwide Life and Annuity Insurance Company or our parent company, Nationwide Life Insurance Company, as permitted under the securities laws and/or rules or by order of the Securities and Exchange Commission.

Commissionable Target Premium.  The Commissionable Target Premium referred to below is provided in policy illustrations.  Please request an illustration and consult with your registered representative for more specific information, or contact our service center.  Our contact information can be found on the front page of this prospectus.

If you do not elect the Accumulation Rider:  On a guaranteed basis, the maximum Sales Load is:

Policy Year	Percentage of all premium paid
1-5	6.5%
6-15	4.5%
16+	1.5%

On a current basis, the Sales Load assessed is:

Policy Year	Percentage of premium paid up to the Commissionable Target Premium amount	Percentage of premium paid in excess of the Commissionable Target Premium amount
1-5	5.5%	1.5%
6-15	3.5%	1.5%
16+	1.5%	1.5%

If you do elect the Accumulation Rider: On a guaranteed basis, the maximum Sales Load is 2.5% of all premium paid in any Policy Year.

On a current basis, the Sales Load assessed is 2.5% of each premium paid, unless the Additional Term Rider is also elected at issue.  If the Additional Term Insurance Rider is also elected at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to a minimum Sales Load on premium in excess of the Commissionable Target Premium of 0.75%.  If applicable, such reduction will vary based on the portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.  The reduction will apply only until such time as any increase or decrease is made to the Base Policy Specified Amount and/or the Additional Term Insurance Rider Specified Amount, except for increases or decreases due to a Death Benefit option change that preserves the Net Amount At Risk.  If your policy is eligible for a reduction in the current Sales Load at issue, and later a Specified Amount increase or decrease is made, except for increases or decreases due to a Death Benefit option change that preserves the Net Amount At Risk, the Sales Load reduction will no longer apply to premium payments received on or after the date of the change.

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%).  The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium.  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

A Note on the Premium Load. We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and Premium taxes, and certain actual expenses, including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.

Short-Term Trading Fees

Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus).  Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A : Sub-Account Information " later in this prospectus.

If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

•	full or partial surrenders; or

•	payment of the Proceeds.

New share classes of certain currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid in cash at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount.  However, we may, in the future, assess a Partial Surrender Fee.  The Partial Surrender fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.  Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Surrender Charges

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy.  Also, if you increase the Base Policy Specified Amount, and then reduce the Base Policy Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value.  The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records.  Thus, the Surrender Charge is comprised of 2 components: the underwriting component and the sales component.

The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor.  (The administrative target factor is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.)  The administrative target factor varies by the Total Specified Amount and the Insured's Attained Age on the Policy Date or effective date of a Specified Amount increase.  Tables showing the Administrative Target Factors can be found in the "Maximum Surrender Charge Calculation without the Accumulation Rider" and "Maximum Surrender Charge Calculation with the Accumulation Rider" sections of the Statement of Additional Information to this prospectus.

The sales component is the lesser of the following 2 amounts: (1) the surrender target premium, which is the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all premium payments you make:

(a)	during the first 2 policy years after the Policy Date or effective date of a Specified Amount increase if you do not elect the Accumulation Rider; or

(b)	during first policy year after the Policy Date or effective date of a Specified Amount increase if you do elect the Accumulation Rider.

The surrender target factor is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses.  The surrender target factor varies:

•	by the Insured's sex, Attained Age and underwriting classification on the Policy Date or effective date of a Specified Amount increase, if you do not elect the Accumulation Rider; or

•	by the Insured's sex and Attained Age on the Policy Date or effective date of a Specified Amount increase if you do elect the Accumulation Rider.

Tables showing the Surrender Target Factors can be found in the "Maximum Surrender Charge Calculation without the Accumulation Rider" and "Maximum Surrender Charge Calculation with the Accumulation Rider" sections of the Statement of Additional Information to this prospectus.

The initial Surrender Charge is the sum of the underwriting component and a percentage that varies:

•
by the Insured's issue age and sex on the Policy Date or effective date of a Specified Amount increase, and ranges between 24% to 65% of the sales component if you do not elect the Accumulation Rider; or

•
if you do elect the Accumulation Rider, by the Insured's  issue age, sex, the Total Specified Amount, and Death Benefit option on the Policy date or effective Date of a Specified Amount increase, and ranges between 21% to 85% of the sales component.

Tables showing the applicable Surrender Charge Percentage can be found in the "Maximum Surrender Charge Calculation without the Accumulation Rider" and "Maximum Surrender Charge Calculation without the Accumulation Rider" sections of the Statement of Additional Information to this prospectus.

Generally, Surrender Charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health.  For a given Insured, larger Specified Amounts will produce greater Surrender Charges.  In addition, Surrender Charges will increase with the amount of Premium you pay up to the surrender target premium defined in (1), during the period defined in (2) of the sales component description above.  Surrender Charges based on premium paid equal to the surrender target premium represent the maximum Surrender Charges we are permitted by law to apply for a particular policy.  Paying premium in excess of the surrender target premium will not impact your Surrender Charges.

When considering the potential impact of Surrender Charges, you should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning. Attempting to minimize your Surrender Charges by choosing a lower

Specified Amount may result in inadequate death benefit coverage, and paying less Premium in the early policy years to minimize Surrender Charges may result in higher Cost of

Insurance Charges and a greater chance your policy could lapse.  You should consult with your registered representative and carefully weigh all relevant benefit and charge factors, including the Accumulation Rider's surrender charge waiver options, together with your goals in purchasing this policy.

Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following tables:

Reduction of Surrender Charges without the Accumulation Rider

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%

Reduction of Surrender Charges with the Accumulation Rider*

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%

* If you elected a Surrender Charge waiver option under the Accumulation Rider, refer to the "Accumulation Rider" section of this prospectus for the applicable surrender charge reduction schedule.

The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Surrender Charge.  The Surrender Charge for each segment, when added together, will equal your total Surrender Charge.

If you do not elect the Accumulation Rider: Surrender Charges for an increase segment are only 60% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.

If you do elect the Accumulation Rider:  Surrender Charges for an increase segment are 100% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.

See "Appendix C: Surrender Charge Examples without the Accumulation Rider" and "Appendix D: Surrender Charge Examples with the Accumulation Rider" for more information and examples showing how the Surrender Charge is calculated.

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

We will waive the Surrender Charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us, as described in the "Exchanging the Policy" section beginning on page 22, subject to the following:

•	the exchange and waiver is subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not invoked any of these Riders:

1.	Premium Waiver Rider;

2.	Waiver of Monthly Deductions Rider; or

3.	Long-Term Care Rider.

Cost of Insurance Charge

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us.  The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations and Long-Term Fixed Account allocations.

The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, the Total Specified Amount, and whether or not you elect the Accumulation Rider.  The cost of insurance rates are based on our expectations as to future mortality and expense experience.  There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Pages.

Flat Extras and Substandard Ratings. As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any Substandard Ratings and Specified Amount, if their policies have been In Force for the same length of time.  If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy's Cash Value could decrease.  If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

Effect of the Accumulation Rider:  The guaranteed maximum Cost of Insurance Charge rates are the same whether or not you elect the Accumulation Rider.  However, on a current basis, rates will also vary based on whether or not the rider is elected.

Generally, if you do elect the Accumulation Rider, current Cost of Insurance Charge rates will be lower during the first 5 policy years, and higher thereafter, than if you do not elect the Accumulation Rider.  Refer to the "Accumulation Rider" section of this prospectus for additional information.

Please request an illustration with and without the Accumulation Rider to determine its impact on the current Cost of Insurance Charges for your policy.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for assuming the risk associated with mortality and expense costs. This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  The mortality risk is that the Insured will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

If you do not elect the Accumulation Rider:  The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:

	Policy Years 1 - 15	Policy Years 16+
Charge for all Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000

This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer your policy remains In Force.

On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:

	Policy Years 1 - 15	Policy Years 16+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000

This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer your policy remains In Force and as greater amounts of Cash Value are allocated to the variable Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.

If you do elect the Accumulation Rider:  The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $3.00 per $1,000 of all variable Cash Value for all policy years.  Currently, the amount of the Mortality and Expense Risk Charge that is assessed is $0.00.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

If you do not elect the Accumulation Rider:  The maximum guaranteed Administrative Per Policy Charge is $20 per month in the first policy year and $10 per month thereafter.  Currently, the Administrative Per Policy Charge is $20 per month in the first policy year and $5 per month thereafter.

If you do elect the Accumulation Rider:  The maximum guaranteed Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter. Currently, the Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The Base Policy Specified Amount in effect on the Policy Date and each increase to the Base Policy Specified Amount (referred to as "segments") will have its own Underwriting and Distribution Charge.  The Underwriting and Distribution Charge for each segment, when added together, will equal your total Underwriting and Distribution Charge.

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

If you do not elect the Accumulation Rider:  The guaranteed maximum Underwriting and Distribution Charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.  On a guaranteed basis, this charge is assessed for 7 years for Specified Amounts issued at ages 0-39, and 5 years for Specified Amounts issued at age 40 or higher, measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

On a current basis the Underwriting and Distribution Charge varies by the Insured's Attained Age and the Base Policy Specified Amount and is assessed for 5 years from the Policy Date or the effective date of a Base Policy Specified Amount increase for all issue ages.  Currently, we charge rates lower than the guaranteed maximum.  Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.

Examples for how to calculate the monthly dollar amount of this charge can be found in the "Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider" section of this prospectus.  For current rates applicable to your policy, please request an illustration, or contact our service center.

If you do elect the Accumulation Rider:  The Underwriting and Distribution Charge varies by the Insured's Attained Age, Base Policy Specified Amount, and the Death Benefit option in effect on the Policy Date or effective date of a Base Policy Specified Amount increase.  The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

Based on the above three factors, the maximum guaranteed Underwriting and Distribution Charge rates are obtained for an Attained Age 85 Insured with Death Benefit option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, and are as follows: $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.

A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request and free of charge.  Information on how to contact us is located on the front page of this prospectus.

On a current basis we may charge rates lower than the guaranteed maximums.  Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and the Death Benefit option in effect at the time of determination.

Examples for how to calculate the monthly dollar amount of this charge can be found in the "Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider" section of this prospectus.  For current rates applicable to your policy, please request an illustration or contact our service center.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of the prospectus for any of the underlying mutual funds available under the policy.  Information on how to contact us is located on the front page of this prospectus.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities.  We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.  Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; any rider elections; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the charge reductions.  Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation."  The total compensation is determined as a function of premium paid up to the Commissionable Target Premium, "CTP" and premium paid in excess of CTP.

The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales, or Base Policy Specified Amount increases, is:

If you do not elect the Accumulation Rider:  145% of premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all premium paid after the second Policy Year.

If you do elect the Accumulation Rider:

•
if no surrender charge waiver option is elected, 145% of premiums paid during the first Policy Year up to the CTP, plus 5% any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year; or

•
if either surrender charge waiver is elected, 180% of premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the applicable maximum stated above.  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2010 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.61% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's advisor or subadviser is one of our affiliates or whether the underlying mutual fund, its advisor, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may purchase 1 or more of the Riders listed below, subject to availability in the state where the policy is issued.  There may be additional charges assessed for elected Riders.  Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix G:  State Variations."

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

Please note: The charge for certain Riders may be treated as a distribution from the policy for income tax purposes.  For a general discussion of the tax treatment of distributions from a policy, see "Taxes, Periodic Withdrawals, Non-Periodic Withdrawals, and Loans," below, and consult with your tax advisor.

Overloan Lapse Protection Rider

The Overloan Lapse Protection Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-

up insurance benefit.   The rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to outstanding Indebtedness, to potentially avoid the negative tax consequences associated with lapsing the policy.

Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider.  It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when you elect to invoke the benefits under the Rider.  You should consult with a tax advisor regarding the risks associated with invoking this Rider.

Availability .  All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting).  The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge.

This Rider is not available for policies for which the Cash Value accumulation life insurance qualification test was elected.

Eligibility.   The policy owner is eligible to invoke the Overloan Lapse Protection Rider upon meeting the followig conditions:

•	Outstanding indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will vary based upon the Insured's Attained Age);

•	The Insured is Attained Age 75 or older;

•	The policy is currently In Force and has been In Force for at least 15 years;

•	The policy's Cash Value is at least $100,000, and

•	All amounts available to be withdrawn without the imposition of federal income tax been withdrawn.

The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider.  The letter will also describe the Rider, its cost, and its guaranteed benefits.

You need not invoke the Rider immediately upon notification of eligibility.  The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

Please Note:  Election of this Rider may impact other provisions of your Policy including certain other riders.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

1.	If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

2.
The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted.

3.
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

After the above adjustments are made, the outstanding indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate.  No policy charges will be assessed.  No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender).  Cash Value may not be transferred out of the Fixed Account.  The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit .  The policy will remain as described above for the duration of the policy.

Upon invocation of this Rider, the following riders, if also elected, will terminate:

•	Long-Term Care Rider

•	Spouse Life Insurance Rider

•	Waiver of Monthly Deductions

•	Extended Death Benefit Guarantee Rider

Invocation of the Overloan Lapse Protection Rider is irrevocable.

Overloan Lapse Protection Rider Charge.  We deduct a one-time Overloan Lapse Protection Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit.  The Overloan Lapse Protection Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.  The Rider charge varies by the Insured's age and the Cash Value.

The Overloan Lapse Protection Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  If the Cash Value less Indebtedness is insufficient to satisfy the Overloan Lapse Protection Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Overloan Lapse Protection Rider Charge.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Adjusted Sales Load Life Insurance Rider

The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge.  You may elect the number of years (from 1 to 7) that you want the Premium Load replaced.  You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider.  This Rider is only available to purchase at the time of application.

To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Adjusted Sales Load Life Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load. The monthly charge is the product of your aggregate Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.  The Rider's charge may vary.  Each Premium payment you make will cause the Rider's charge to increase.  How long the Rider charge is assessed will also vary.  The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years).  However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

For example, upon election, you anticipated making Premium payments for 5 years.  Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years).  However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments.  Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge.  The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%

For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years.  During the 5th policy year, you terminate the policy.  During the 5 years the policy was In Force, you paid $10,000 of Premium.  The amount of

Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium).  Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Children's Term Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any and all of the Insured's children at any time.  If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary.  The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office.

Children's Insurance Rider Charge.   If you elect this Rider we will deduct a monthly Children's Insurance Rider Charge to compensate us for providing term insurance on the lives of each and all of the Insured's children.  The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect.  The Rider charge will be the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Long-Term Care Rider

The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care.  To be able to invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).  In addition, a 90-day waiting period, referred to as an elimination period, must be satisfied before benefits are paid.  The elimination period can be satisfied by any combination of days of Long Term Care Facility stay or days of Home Health Care, as those terms are defined in the policy.  These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days.  The elimination period has to be satisfied only once while this Rider is in effect.  The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs.  The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner.  See your tax advisor about the use of this Rider.

Subject to our underwriting approval, you may purchase this Rider at any time.  If you purchase it after the Policy Date, we will require evidence of insurability.  There is a free look period associated with this Rider.  Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges.

Decreases in the Base Policy Specified Amount, and/or Additional Term Insurance Rider Specified Amount, if elected, will result in a corresponding decrease in Long Term Care Rider Specified Amount only if the total Specified Amount is less than the Long-Term Care Rider Specified Amount after the decrease.

When you submit a request for benefits under this Rider, we will determine the amount of your benefit as a monthly amount.  The maximum monthly benefit will be the lesser of:

1.	2% of Long Term Care Specified Amount in effect; or

2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

The maximum lifetime benefit under any combination of Home Health Care benefits and Long Term Care Facility benefits is equal to the lesser of the Long Term Care Specified Amount or the Base Policy Specified Amount (including coverage under the Additional Term Insurance Rider) minus policy Indebtedness.

You may request to receive a monthly benefit less than the maximum we determine.  Choosing a lesser amount could extend the length of the benefit period.

This Rider will terminate when we have paid the maximum lifetime benefit, you invoke the Overloan Lapse Protection Rider, you terminate the Rider by written request to our Home Office, or you terminate your policy.

While benefits are being paid under the Rider, the Long Term Care Rider charges will be waived for the duration of the Rider benefit payment period.  While receiving Rider benefits, loans or partial withdrawals are not permitted.

Long-Term Care Rider Charge.  If you elect this Rider we will deduct a monthly Long-term Care Rider Charge to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements.  The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk.  The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age (or in some states issue age), underwriting class, and any Substandard Ratings.

The Long-Term Care Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Long-Term Care Referral Service.  If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number.  Services include free consultation and tailored information to assist in planning and implementing a care plan.  These services are currently provided through a third party.  There is no separate additional charge for this service.  This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

Spouse Life Insurance Rider

The benefit associated with the Spouse Rider is a death benefit payable upon the death of an Insured Spouse to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

You may purchase this Rider at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:

•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and

•	the Insured Spouse must be between the Attained Age 18 and 69 at the time this Rider is elected.

Coverage continues until the Rider anniversary on which the Insured Spouse reaches Attained Age 70, or until the Maturity Date, whichever is earliest.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, until you invoke the Overloan Lapse Protection Rider, or until you decide to terminate this Rider by written request to our Home Office.

This Rider has a conversion right.  The Insured Spouse may exchange the Rider's benefit for a level premium, level benefit plan of whole life or endowment insurance, subject to limitations.  Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected.  No evidence of the Insured's Spouse insurability is required for conversion. The following are required to exercise this conversion right:

(1)	conversion must be applied for in writing;

(2)	you must exercise your conversion right while both:

a.
the policy and Rider are In Force and not in a grace period (if the Insured under the policy dies anytime while this policy and Rider are In Force, conversion must be applied for within 90 days after we receive proof of death for the Insured); and

b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;

(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under our issue rules at the time; but

b.	no more than 100% of the Rider Specified Amount.

(4)	the new policy must be for a plan of insurance we are issuing on the date of conversion;

(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;

(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time.  If this Rider's underwriting class is not available for the new policy, the next best underwriting class available will apply; and

(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and our consent.

The effective date of the new policy will be the date of conversion.  The incontestability and suicide periods of the new policy will start on the effective date of this Rider.

Spouse Life Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Rider charge to compensate us for providing term insurance on the life of the Insured Spouse.  The Rider charge is the product of the Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate.  We base the Insured Spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured Spouse.  The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Rider's Specified Amount.

The Spouse Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the charge associated with this Rider from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the base policy Specified Amount may result in a corresponding decrease in the Rider's Specified Amount.

Accelerated Death Benefit Rider

The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of the base policy Specified Amount if the Insured has a terminal illness that:

•	cannot be corrected; and

•	results in the Insured's remaining life expectancy being 12 months or less.

Please note: the receipt of accelerated death benefits may be taxable.  The eligibility of the recipient of the accelerated death benefits to receive Medicaid or other government provided benefits may be adversely impacted.

Prior to accepting accelerated death benefits, you should consult a tax advisor and any social service agencies from which you may be eligible for benefits.

The Rider is elected and attached to the policy at the time the claim is made and accepted by us.  The date the Rider is effective is the date we accept the claim.  Coverage under the Rider is only applied to the base policy Specified Amount. Decreases in the base policy Specified Amount may result in a corresponding decrease in Rider Specified Amount.  Accelerated benefits under the Rider are not available on any other Riders that may be part of the policy.

The following restrictions on coverage apply to the Rider:

•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.

•	This Rider cannot be elected while your policy is being kept In Force by the Extended Death Benefit Guarantee Rider, if you also elected it.

•	The effective date of the Rider must be at least 2 years before the Maturity Date.

•	Benefit amounts to be accelerated must not be subject to the policy's incontestability period (2 years from the date coverage is effective).

•	The base policy Specified Amount as of the rider effective date must be at least $50,000.

•	The accelerated death benefit may not be used if it is subject under law to any claims of creditors.

Charges Associated with the Rider.  We assess 2 charges in connection with the Rider, an Administrative Expense Charge and a Rider Charge.  The Administrative Expense Charge will be deducted from the benefit payment to compensate us for claims processing and other administrative expenses.

The Rider charge has 2 components.  The first component is an interest rate discount.  The interest rate discount compensates us for acceleration of the payment of the base policy Specified Amount.  It adjusts the base policy Specified Amount to its present value.  We show the interest rate discount on the Rider Data Page.

The interest rate used for the interest rate discount will never be greater than 15%.  When we calculate the interest rate, we will use the greater of: (1) the current yield on 90 day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody's Corporate Bond Yield - Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%.  In the event that of Moody's Corporate Bond Yield- Monthly Average Corporates is no longer published, we will use a substantially similar average, established by your state's insurance Commissioner.

The risk charge component of the Rider charge reflects the premature payment of a portion of the policy's Death Benefit; Cost of Insurance and other policy charges that would have been due during the 12 month period following the Rider Effective Date for coverage corresponding to the Accelerated Death Benefit Payment. The risk charge also covers the risk that the Insured might live longer than a 12-month period and a profit load to the Company.  The risk charge is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider Data Page. The maximum risk charge percentage is 5%.

Calculation of the Accelerated Death Benefit.  When you make a claim for acceleration of the death benefit, you must elect a percentage of the base policy Specified Amount you wish to receive.  This elected percentage of the base policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage.  The net amount of the accelerated death benefit is determined by taking the product of the Rider Percentage and base policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; and (3) the product of the Rider Percentage and the sum of all outstanding policy loans.

The benefit is calculated in accordance with the formula below:

ADB = [RP (SA)] - [RC + (RP x OPL) + UP + AEC]

Where:

ADB = Accelerated Death Benefit

RP = The Rider Percentage which is the percentage of the base policy Specified Amount you are requesting us to pay prior to the Insured's death.

SA = base policy Specified Amount at the time the benefit is calculated

RC = our Rider Charge

OPL = Outstanding Policy Loans on the date the benefit is calculated

UP = any Unpaid Premium, which is the amount of any premium that might be due or payable if your policy is in a grace period on the date the benefit is calculated

AEC = our Administrative Expense Charge

Example of how the Accelerated Death Benefit Is Calculated.  Listed below is an example of how an accelerated death benefit would be calculated.

Assume the base policy Specified Amount is $100,000 and the Rider Percentage of the Specified Amount is fifty percent (50%).  Also assume that there are aggregate Outstanding Policy Loans in the amount of $10,000 and there is Unpaid Premium of $500.  The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.

Using the above assumptions, here is how the accelerated death benefit would be calculated.

ADB = [50% x $100,000)] - [$3,500 + (50% x $10,000) + $500 + $250]

ADB = [$50,000] - [$3,500 + $5,000 + $500 + $250]

ADB = [$50,000] - [$9,250]

ADB = $40,750

Eligibility and Conditions for Payment.

The following eligibility and conditions apply for payment under the Rider.

•	The Rider only applies to the single Insured under the base policy. The accelerated death benefit coverage does not apply to any insurance elected via Rider under the policy.

•	We must receive your application for benefits under the Rider at our Home Office in a written form that is satisfactory to us.

•
We must receive evidence that is satisfactory to us that the Insured has a non-correctable terminal illness resulting in the Insured having a remaining life-expectancy of 12 months or less.  Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness resulting in a remaining life-expectancy of 12 months or less.  A certifying physician cannot be the Insured, Owner, Beneficiary or a relative of any of these parties.  We may also rely on additional expert medical opinions we obtain at our expense and we may choose to rely on these opinions to the exclusion of the certifying physician in making a payment determination.

Accidental Death Benefit Rider

The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.  Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force).  The Rider coverage continues until the Insured reaches Attained Age 70.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

Accidental Death Benefit Rider Charge.  If you elect this Rider we will deduct a monthly Accidental Death Benefit Rider Charge to compensate us for providing coverage in the event of the Insured's accidental death.  The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium Waiver Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).  You may not purchase both this Rider and the Waiver of Monthly Deductions Rider.

The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The amount credited to the policy is the lesser of:

•	the Premium you specified, or

•	the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing.

Purchasing this Rider could help preserve the Death Benefit.

If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured reaches Attained Age 65.  If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for 2 years.  This Rider is effective until the Rider's term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

Premium Waiver Rider Charge.  If you elect this Rider we will deduct a monthly Premium Waiver Rider Charge to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for 6 consecutive months.  The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate.  We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months.  The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force.  At issue or upon reinstatement, rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Change of Insured Rider

The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees.  The Rider is not available to individuals outside of these limited business purposes.  The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.

The amount of insurance coverage after the change date shall be the total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum total Specified Amount shown on the Policy Data Pages.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the change date.  Coverage on the previous Insured will terminate on the day before the change date.  The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age 18 on the Policy Date.

6.	The Owner must make written application to change the Insured.

The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the policy's Specified Amount.

You may elect this Rider at any time except, if you also elected the Extended Death Benefit Guarantee Rider, while your policy is being kept In Force by it.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insurance Rider.

Additional Term Insurance Rider

The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to the Death Benefit, payable upon the Insured's death.

Subject to our underwriting approval, you may purchase this Rider at any time while the policy is In Force until the Insured reaches Attained Age 85.  If you purchase this Rider after the Policy Date, we will require evidence of insurability.  The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the Insured reaches Attained Age 120, when this Rider's term expires.

Before deciding whether to purchase the Additional Term Insurance Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.  There are instances where the Additional Term Insurance Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).  Another disadvantage is the base policy guaranteed policy continuation provision will only cover the Additional Term Insurance Rider for the first 5 policy years.  If the base policy provides an Initial Death Benefit Guarantee Period longer than 5 policy years, this Rider will cease to be covered after the end of the 5 th   policy year.  In addition, the Extended Death Benefit Guarantee Rider does not cover the Additional Term Insurance Rider at all, invoking it will terminate the Additional Term Insurance Rider.  See the Guaranteed Policy Continuation Provision in the Lapse section of this prospectus and the description of the Extended Death Benefit Guarantee Rider later in this section for additional information.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Additional Term Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Additional Term Insurance Rider Charge to compensate us for providing term life insurance on the Insured.  There will be a separate cost of insurance rate for the initial Rider Specified Amount and any Rider Specified Amount increase.  The monthly Cost of Insurance Charge for this Rider is determined by multiplying the applicable monthly cost of insurance rate by the attributable portion of the total Rider Death Benefit.  The total Rider Death Benefit is based on the death benefit option elected by you for the base policy and will be equal to the difference between the total death benefit and the base policy death benefit.  We base the Additional Term Insurance Rider cost of insurance rate on our expectations as to the future mortality and expense experience.  The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, the Total Specified Amount; and whether or not you elect the Accumulation Rider.

The Additional Term Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

If you do not also elect the Accumulation Rider, generally, current cost of insurance rates for the Additional Term Insurance Rider will be lower than if you do elect the Accumulation Rider.

If you do also elect the Accumulation Rider, generally, current cost of insurance rates for the Additional Term Insurance Rider will be higher than if you do not elect the Accumulation Rider.  If you elect both the Accumulation Rider and the Additional Term Insurance Rider at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to conditions.  Refer to the Sales Load section of this prospectus for additional information.

Please request an illustration with and without the Accumulation Rider to determine its impact on the Sales Load and Additional Term Insurance Rider current cost of insurance charges for your policy.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force).  You may not purchase both this Rider and the Premium Waiver Rider.

The benefit associated with the Waiver of Monthly Deductions Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses upon the Insured's disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The benefit takes the form of a waiver of the policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional premium payments to prevent Lapse even while the Rider's benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

How long the benefit lasts depends on the Insured's age at the beginning of the total disability.  If the Insured's total disability begins before the Insured reaches Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until you invoke the Overloan Lapse Protection Rider.  If the Insured's total disability begins when the Insured is between the Attained Ages of 60 and 63, the benefit continues until the Insured reaches Attained Age 65.  If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for 2 years.

Waiver of Monthly Deductions Rider Charge.  If you elect this Rider we will deduct a monthly Waiver of Monthly Deductions Rider Charge to compensate us for waiving the policy's monthly charges upon the Insured's total disability for 6 consecutive months.  The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the waiver of monthly deductions cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months.  The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Extended Death Benefit Guarantee Rider

General Information About this Rider.  This Rider is only available for election at the time of application for the policy.  This Rider is not available if the Accumulation Rider is elected.

This Rider provides additional Lapse protection beyond the protection provided under the "Guaranteed Policy Continuation Provision" section of the base policy.  Lapse protection lasts for a maximum of 10 years under the base policy.  Lapse protection is designed to provide you the potential long-term benefits of investing in a variable universal life policy while protecting you from losing the life insurance coverage under the policy due to adverse or unfavorable Investment Experience.

Before electing this Rider, carefully review the "Guaranteed Policy Continuation Provision" section of this prospectus.  If you are satisfied that the Lapse protection afforded under this provision of the base policy meets your needs, you should not purchase this Rider.

It is important to remember that you will be paying the Rider charge while the Guaranteed Policy Continuation Provision of the base policy is in effect.  In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under the Rider.

If this Rider is elected, and while it remains In Force, the investment options available will be limited as described in the "Allocation Restrictions" subsection below.  In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, refer to the "Interaction with Other Riders" subsection below.

If you do not meet one of the Premium testing methods described in the "How this Rider Operates" subsection of this Rider, you will not receive any coverage or benefits afforded by this Rider.  In addition, if at any time after the tenth policy year you fail the 10 Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.

If you purchase this Rider, you must make two irrevocable elections at the time of application:

(1)	the portion of the Base Policy Specified Amount you want covered by this Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of your base policy Specified Amount; and

(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:

(a)	the minimum Guarantee Duration that may be elected is twenty years; and

(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.

Allocation Restrictions. Only certain investment options are available when you elect this Rider.  We selected the available Sub-Accounts on the basis of risk factors associated with their investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.

The following allocations are permitted under this Rider.

(1)	the Fixed Account; and/or

(2)	any combination of the Sub-Accounts listed below:

Fidelity Variable Insurance Products Fund
• Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
• Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
• Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

Nationwide Variable Insurance Trust ("NVIT")
• American Funds NVIT Asset Allocation Fund: Class II
• NVIT CardinalSM Aggressive Fund: Class I
• NVIT CardinalSM Balanced Fund: Class I
• NVIT CardinalSM Capital Appreciation Fund: Class I
• NVIT CardinalSM Conservative Fund: Class I
• NVIT CardinalSM Moderate Fund: Class I
• NVIT CardinalSM Moderately Aggressive Fund: Class I
• NVIT CardinalSM Moderately Conservative Fund: Class I
• Nationwide NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II

Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force.  We reserve the right to modify the list of Rider investment options upon written notice.  If we substitute or delete a Sub-Account from the list of available investment options, the substitution or deletion will not affect existing policies where this Rider is already in effect.

You may instruct us to move your allocations back and forth between the available Rider investment options at any time while this Rider is In Force, which will be considered a transfer event.  While this Rider is In Force, your investment allocation (current and future) must be entirely (100%) to the Rider investment options listed above.  While this Rider is In Force, if you instruct us to allocate amounts to an investment option not available under this Rider, we will not process your request.  We will then notify you that you have submitted allocation instructions that violate the terms of this Rider.  Your allocation will remain unchanged until we receive instructions that comply with the allocation requirements of this Rider.  You may still choose to terminate this Rider and then instruct us to make allocations under any of the investment options available under the policy.  Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.

How this Rider Operates.  During the Guarantee Duration, we conduct tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.

The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.

The required Net Accumulated Premium is what must be paid for the Rider coverage to apply.  Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide's risk that the Insured may die during a period when the policy would otherwise Lapse.  In addition to your elections under this Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.

You may decide to pay the required Net Accumulated Premium under either method.  Generally, the 2 methods of calculation are attributable to the different ways policy owners pay Premium.  The 10-Year Paid-Up Method is generally used by policy owners who pay a larger premium during the first 10 policy years.  In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower premium over a longer period of time.

Described below is how and when we determine under each method whether you have paid the required Net Accumulated Premium for the Guarantee Amount to apply.

(1)
10- Year Paid-Up Method - This method determines a required Net Accumulated Premium that must be paid within a 10- year period beginning on the Policy Date, regardless of the Guarantee Duration you elect.  The required Net Accumulated Premium under this test is stated in the Policy Data Pages.  The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.

During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.

This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10 th   policy year.  If the test for the 10- Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed.  If the test for the 10- Year Paid-Up Method is satisfied with the first test after the end of the 10 th policy year, we will retest at the following times while the Rider remains in effect and the conditions under this method are met:

(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;

(b)	on any date of a partial surrender or policy loan; and

(c)	on any date there is Returned Premium.

Lapse protection is no longer available and retesting will no longer be done under the 10- Year Paid-Up Method after any of the following circumstances occurs:

•	failing to satisfy the 10- Year Paid-Up Method test at any time it is performed after the end of the tenth policy year;

•	the Guarantee Duration ends or this Rider is otherwise terminated;

•	increasing the Base Policy Specified Amount;

•	changing the death benefit option; or

•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.

If any of the circumstances above occur, the 10- Year Paid-Up Method is no longer available; however, you may still maintain the Guarantee Amount if you satisfy the test under the Monthly Premium Method.

Please note: Depending on how your policy is issued (Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test), paying Premium equal to the Net Accumulated Premium under the 10- Year Paid-Up Method may disqualify your policy as a contract for life insurance under Section 7702 of the Code.  If this is the case for you, you can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method.  Please request and carefully review illustrations of your planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.  Currently, we do not charge for illustrations; however, we reserve the right to charge for illustrations in the future.  For more information on illustration charges, see the "Illustration Charge" sub-section of the "Standard Policy Charges" section of this prospectus.

(2)
Monthly Premium Method - This method determines a monthly Premium amount that is stated in the Policy Data Pages.  The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date.  This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.

This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected riders.

Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration.  This test cannot be lost due to policy changes or failure to meet the test on any given occasion.  However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to our approval:

•	increasing or decreasing the Base Policy Specified Amount;

•	adding or increasing any Rider coverage;

•	changing the death benefit option; or

•	changing the underwriting classification of the Insured.

Situations Where the Guarantee Amount May be Modified.  Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.

How the Grace Period Under the Base Policy Operates with this Rider. If the Policy enters a Grace Period (i.e. Lapse protection is not available under the "Guaranteed Policy Continuation Provision" section and neither of the tests under this Rider are met), we will send you notification that includes the following Premium amounts that, if paid, will prevent the policy from lapsing:

(1)	the amount of Premium required to prevent the policy from Lapsing under the "Grace Period" and "Guaranteed Policy Continuation Provision" sub-sections of the "Lapse" section of this prospectus; and

(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the Monthly Premium Method test is satisfied.

Note:  Generally the amount required to prevent the policy from Lapsing under the 10- Year Paid-Up Method test, if applicable, will be greater.  If you would like to know how much additional Premium must be paid to satisfy the 10- Year Paid-Up Method, please contact us using the information on page 1 of this prospectus.  Also note that if the 10- Year Paid-Up is not satisfied at any time after the 10 th   policy year, that test will no longer apply.

This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61 st day Grace Period.  This Rider cannot be reinstated after a Lapse.

For additional information, refer to the "Lapse" section of this prospectus.

Interaction with Other Riders

Premium Waiver Rider

If you elected the Premium Waiver Rider, the benefits provided by that rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10- Year Paid-Up Method tests subject to the following:

•	when qualifying for benefits under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;

•	benefits provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and

•
if the benefits provided by the Premium Waiver Rider in the form of Premium payments are not sufficient to satisfy the Monthly Premium Method or 10- Year Paid-Up Method tests, you may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.

Waiver of Monthly Deductions Rider

If the Waiver of Monthly Deductions Rider is elected, then upon qualifying for benefits under that rider, the required Net Accumulated Premium for this Rider will not be waived or reduced.  The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider.  Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while you are receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.

Long-Term Care Rider

If the Long-Term Care Rider is elected, then upon qualifying for benefits under that rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the Policy's Cash Value.  Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.

If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.

Overloan Lapse Protection Rider

While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without your first requesting termination of this Rider.

Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.

Riders Terminating When Benefits Under this Rider Commence.  Once you begin to receive benefits under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Specified Amount and addition of other optional riders.  In addition, if you elected any of the following riders, they will terminate:

•	Spouse Life Insurance Rider

•	Change of Insured Rider

•	Children's Term Insurance Rider

•	Accidental Death Benefit Rider

•	Additional Term Insurance Rider

•	Premium Waiver Rider

If another rider is terminated by operation of this Rider, charges under terminated riders will end and you may not reapply for the terminated rider until the expiration of the Guarantee Duration.

Termination of the Extended Death Benefit Guarantee Rider.  This Rider will terminate and no coverage will apply if any of the following occurs;

(1)
you elect to terminate this Rider by written request to us. Termination by written request will be effective the next business day following receipt at our Home Office address stated on page 1 of this prospectus.  If you elect to terminate this Rider, we may require you to return the Rider and the policy for endorsement.

(2)	the Guarantee Duration ends.

(3)	the policy Lapses, is surrendered, or otherwise terminates.

Note: This Rider cannot be reinstated if the policy Lapses.

Extended Death Benefit Guarantee Rider Charge.  We assess a charge for the coverage provided by this Rider. The charge for each Specified Amount segment is determined, and will vary, based on the Insured's sex, Attained Age, underwriting class, Guarantee Amount, and Guarantee Duration.

This Rider charge will be deducted proportionally from your Sub-Account and Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Accumulation Rider

The Accumulation Rider must be elected at the time of application and cannot be revoked.  If this Rider is elected, the Extended Death Benefit Guarantee Rider is not available.

This Rider is intended for policy owners whose goals are to maximize premium paid and to develop higher Cash Value in later policy years with potential for retirement income.

Policy owners who seek guaranteed death benefit protection with minimum funding of the policy should not elect this Rider.  If this Rider is elected, the length of the policy's guaranteed continuation feature may be shorter.  Refer to the Guaranteed Policy Continuation section of this prospectus for additional information.

If elected, this Rider modifies the charge structure and the current and maximum guaranteed policy charges.

Generally, the following factors give a policy with this Rider greater potential to build higher Cash Values and retirement income in later policy years than a policy without this rider:

•
lower current Sales Load for premiums received up to the Commissionable Target Premium, and lower guaranteed Sales Load for the first fifteen policy years.  In addition, if the Additional Term Insurance Rider is elected at issue, a reduced Sales Load will be assessed on a current basis for annualized premium in excess of the Commissionable Target Premium, subject to conditions.  Refer to the "Sales Load" section of this prospectus for additional information;

•	a current Mortality and Expense Risk Charge of zero with a lower guaranteed maximum;

•	a lower current and guaranteed loan interest charged rate; and

•	the potential to receive a persistency credit in later policy years.

Depending on the characteristics of the Insured, premiums paid, Total Specified Amount, and other policy elections, the Underwriting and Distribution Charge, Cost of Insurance Charges, and Additional Term Insurance Rider cost of insurance charges may be higher when this Rider is elected.  Refer to the "In Summary: Fee Tables" and "Standard Policy Charges" sections of this prospectus for charge comparison information and a detailed description of policy charges with and without election of this Rider.

To determine whether or not election of this Rider is appropriate based on your goals, please discuss with your life insurance professional and request illustration of the policy with and without election of this Rider.

Accumulation Rider Persistency Credit.  If you elect the Accumulation Rider, your policy is eligible for a persistency credit if it is maintained through the eligibility date we state on your Policy Data Page.  Eligibility dates will vary based on the issue age of the Insured as follows:

Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10

Persistency credit eligibility ends immediately upon termination of the policy.  For more information on termination of the policy, see the "Terminating the Policy" section of this prospectus.

The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as we assumed when the policies were issued.  Currently, the persistency credit percentage we expect to pay on a monthly basis is 0.025% (0.30% annualized) of your policy's Cash Value allocated to variable Sub-Accounts.  This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized.  The percentage paid will be determined and applied on a uniform and non-discriminatory basis.  Any credit already paid will not be subject to recapture for any reason.  For tax purposes, the persistency credit is considered Investment Experience, not premium.

We may discontinue offering this credit on a prospective basis for new issues at any time.

The persistency credit, if payable, will be calculated and applied as described below:

•	Beginning on the eligibility date stated in your Policy Data Pages, and on each monthly anniversary thereafter, we credit your policy with the persistency credit.

•
The monthly credit is equal to the persistency credit percentage multiplied by your policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.

•	The monthly credit is calculated before we process any monthly deductions. The credit is added proportionately to your investment options according to your most recent allocation instructions.

There is no separate additional charge for this persistency credit feature.  If a persistency credit is paid, we provide it through a reduction in our profit.

Accumulation Rider Surrender Charge Waiver Options:

If you elect the Accumulation Rider, you may, but are not required to, also elect 1 of 2 surrender charge waiver options for an additional monthly charge.  The surrender charge waiver option election is only available at the time of application and cannot be revoked.

If a surrender charge waiver option is elected, it will apply to the initial Base Policy Specified Amount and any increases in the Base Policy Specified Amount.

The surrender charge waiver options are intended for policy owners who seek flexibility to surrender the policy or decrease coverage without incurring the full, or any, Surrender Charge during the period(s) when a Surrender Charge would otherwise apply.  If a surrender charge waiver option is elected, the additional charge will reduce your policy's long term Cash Value accumulation potential.  In addition, the total amount charged for the applicable option, plus any remaining Surrender Charge, may exceed the Surrender Charges that would apply if no waiver option had been elected.  This is more likely to occur:

•
if you pay less than the surrender target premium during the first year after the Policy Date (or effective date of a Base Policy Specified Amount increase) to minimize the applicable Surrender Charges; or

•	if you do not surrender your policy during the surrender charge waiver option charge period for the initial Base Policy Specified Amount or any Base Policy Specified Amount increase.

Before electing 1 of these options, request illustration of the policy with and without the surrender charge waiver options, and carefully weigh all relevant benefit and charge factors.

If a surrender charge waiver option is elected, the applicable surrender charge reduction schedule in the table below will replace the "Reduction of Surrender Charges with the Accumulation Rider" table in the "Surrender Charge" section of this prospectus.

Option 1:  Full Surrender Charge Waiver - provides a complete waiver of all otherwise applicable Surrender Charges; or

Option 2:  Partial Surrender Charge Waiver - provides lower Surrender Charges and a shorter surrender charge reduction schedule than the otherwise applicable Surrender Charges.

Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%

Accumulation Rider Surrender Charge Waiver Option Charge

If a surrender charge waiver option is elected, a separate additional charge will be assessed to compensate us for underwriting and sales expenses that would otherwise be recouped through Surrender Charges in the event of surrenders, lapses, and Base Policy Specified Amount decreases in early policy years.

This charge is assessed on a per $1,000 of Base Policy Specified Amount basis for 5 years from the Policy Date or effective date of a Base Policy Specified Amount increase.  The charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

On a guaranteed basis, the maximum charge varies based on the option elected, if any, as follows:

Option 1: $0.20 per $1,000 of Base Policy Specified Amount.

Option 2: $0.10 per $1,000 of Base Policy Specified Amount.

On a current basis, the charge varies by option elected and the Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.  Refer to the "Examples with Surrender Charge Options" in "Appendix D:  Surrender Charge Examples with the Accumulation Rider" for Surrender Charge calculations that show the impact of the surrender charge waiver options.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.  There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the:

Nationwide Variable Insurance Trust (NVIT)
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account.  The amount you specify must be at least $100.  Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time you elect to participate in the program.  These funds may or may not be available depending on when you purchased this policy. Please refer to "Appendix A: Sub-Account Information" for details on fund availability.

We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs.  When offered, these programs will be available only at the time of application.  All or a portion of the initial Premium may be applied to a program.  Subsequent Premium is not eligible for inclusion in the program.  Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations.  Enhanced dollar cost averaging programs will last for 1 year and the Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

Asset Rebalancing

You may elect to participate in an asset rebalancing program.  Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts on a periodic basis.  Cash Value in the Fixed Account is not eligible for asset rebalancing and assets may not be rebalanced into the Fixed Account.  You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units.  There is no charge for asset rebalancing and it does not count as a transfer event.  Cash Value in the Long-Term Fixed Account is not eligible for asset rebalancing and assets may not be rebalanced into the Long-Term Fixed Account.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form.  Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of asset rebalancing will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisors.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

1.	Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b.
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of death benefit option from Death Benefit Option 2 to Death Benefit Option 1, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	your policy's cost basis is reduced to 0 ;

b.	a partial surrender within the first 15 policy years would be a taxable event;

c.	or to prevent your policy from becoming a MEC. See, "When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

1.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

2.	Programs will terminate on the earliest of the following:

a.	our receipt of your written request to terminate participation;

b.	at the time your policy enters a grace period or terminates for any reason;

c.	at the time of a requested partial surrender or policy loan outside the program;

d.	upon a change of policy owner;

e.	one of the following riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider; Extended Death Benefit Guarantee Rider; or the Long-Term Care Rider;

f.	for income based on a fixed duration, the end of the period you specify at the time of election;

g.	on any Policy Anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

h.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

i.	your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to 1 of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

Policy Loans

After the expiration of the free look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investments option less any Surrender Charge.  The minimum loan amount is $200.

We charge interest on the amount of outstanding Indebtedness as follows:

If you do not elect the Accumulation Rider:  The guaranteed maximum annualized interest charged rate is 4.50% in all policy years.  On a current basis, we assess the guaranteed maximum rate in all policy years.

If you do elect the Accumulation Rider:  The guaranteed maximum annualized interest charged rate is 3.90% during the first 10 policy years, and 3.25% thereafter.  On a current basis, the annualized rate is 3.90% during the first 10 policy years and 3.00% thereafter.

The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Finally, we will only transfer amounts from the Long-Term Fixed Account if your allocations to the Sub-Accounts and the Fixed Account are depleted.

Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in all policy years.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the policy loan account at the same time.  In effect, the loan interest charged rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The maximum and current charges shown in the Periodic Charges Other Than Mutual fund Operating Expenses table do not reflect the interest that is credited to amounts in the loan account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated in the table.

The amount transferred to the loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts.  The loan account is credited interest at a different rate than either of the fixed investment options.  Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime.  The minimum repayment amount is $50.  If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account.  Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted:

1.
to exceed $500,000 in any twelve month period (determined on a rolling  basis considering any loan repayment allocations during the twelve months prior to the Valuation Period during which we receive a loan repayment); and/or

2.	if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.

We may also require that any portion of an outstanding loan transferred from the Fixed Account must be allocated to the Fixed Account.  We will then apply all loan repayments according to the allocation in effect at the time the payment is received, unless you indicate otherwise, and subject to the Long-Term Fixed Account restrictions above.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit proceeds and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  You can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended

Death Benefit Guarantee Rider, or, if elected, you can invoke the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness.  Before any Lapse, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy provides for a guaranteed policy continuation period referred to as the "Initial Death Benefit Guarantee Period" and is shown on the Policy Data Pages.  During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, you have paid an amount of Premium, reduced for any Indebtedness, partial surrenders, and/or Returned Premium, equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since your policy was issued.

If you make any changes to your policy after it is issued, including any policy loans or partial surrenders, increases or decreases of the Specified Amount, adding or terminating a rider, and/or changing your death benefit option, your Monthly Initial Death Benefit Guarantee Premium may change.  A change will result in reissued Policy Data Pages. Your current Monthly Initial Death Benefit Guarantee Premium will be shown on the most recent version of the Policy Data Pages issued.  Upon request and for no charge, we will determine whether your Premium payments, minus any Indebtedness, partial surrenders, and/or Returned Premiums, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.  For free assistance in determining if your policy meets the requirements of this provision, contact us using the phone number or address listed on page 1 of this prospectus.

The Monthly Initial Death Benefit Guarantee Premium required will vary by the Insured's issue age, sex, underwriting class, any Substandard Ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any riders elected.

When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value is insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin.  There is no separate additional charge for the guaranteed policy continuation provision.

Duration of the Initial Death Benefit Guarantee Period.  The Initial Death Benefit Guarantee Period begins when we issue the policy.

If you do not elect the Accumulation Rider:  How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

Insured's Attained Age at Policy Issuance:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	5 policy years

If you do elect the Accumulation Rider:  The duration of the Initial Death Benefit Guarantee Period is 5 years from the Policy Date for all issue ages.

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•
paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

The effective date of a reinstated policy, (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If elected, the Extended Death Benefit Guarantee Rider cannot be reinstated after a Lapse.

If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge.  A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to 6 months.

Policy Restoration after a Full Surrender.  Prior to the Insured's death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the "Policy Restoration Procedure" section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on page 1 of this prospectus.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year.  Currently, we do not assess a Partial Surrender Fee.  However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.  If assessed, this fee will be deducted proportionally from your Sub-account allocations, Fixed Account allocation, and the Long-Term Fixed Account allocations.

We reserve the right to limit the number of partial surrenders to 1 per policy year.  The minimum amount of any partial surrender request is $200.  In policy years 2-10, the maximum amount of a partial Surrender in any given policy year is equal to 10% of the Cash Surrender Value as of the beginning of the policy year.  In policy years 11+, the maximum amount of a partial Surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1.	Mortality and Expense Risk Charge; plus

2.	Administrative Charges; plus

3.	the monthly cost of any additional benefits provided by any Riders; plus

4.	the Base Policy Specified Amount Cost of Insurance.

A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account.  Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long-Term Fixed Account.  In addition, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12- month period, determined looking back from the Valuation Period during which we receive your request, is limited to the greater of:

(1)	5,000; or

(2)
10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which we receive your request.  (If your request is received within 1- month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.)

This limit is cumulative and will be determined on a rolling basis.  This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which we receive your request will be deducted from the available amount.  Information needed to calculate the available amount for a partial surrender can be obtained by contacting our service center using the information on the front page of this prospectus.

Reduction of the Specified Amount due to a Partial Surrender.  When you take a partial surrender, we will reduce the Base Policy Specified Amount to keep the Net Amount At Risk the same as before the partial surrender, if necessary.  The policy's charges going forward will be based on the new Specified Amount causing most charges to be lower than they were prior to the partial surrender.

For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a Specified Amount decrease due to a partial surrender will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date the partial surrender is processed.  Refer to the Sales Load section of this prospectus for additional information.

Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are three Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Death Benefit Option One.  The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

Death Benefit Option Two.  The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit.

The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option Three Interest Rate and is stated on the Policy Data Page.  The amount of the accumulated premium account will be no less than 0 or more than the Death Benefit Option Three Maximum Increase, which is a limit or "cap" placed on the amount the Death Benefit may be increased by the accumulated premium account when Death Benefit Option Three is elected. The Death Benefit Option Three Maximum Increase is stated on the Policy Data Page.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect 1 of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.  If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

In deciding which test to elect for your policy, you should consider the following:

•
The cash value accumulation test generally allows flexibility to pay more premium, subject to our approval of any increase in the policy's Net Amount At Risk that would result from higher premium payments.  Premium payments under the guideline premium cash value corridor test are limited by Section 7702 of the Code.

•
Generally, the guideline premium cash value corridor test produces a higher death benefit in the early years of the policy while the cash value accumulation test produces a higher death benefit in the policy's later years.

•	Monthly Cost of Insurance Charges that vary with the amount of the death benefit may be greater during the years when the elected test produces a higher death benefit.

Consult a qualified tax advisor on all tax matters involving your policy.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death

Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  You may not change to Death Benefit Option Three.  However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two.  We will permit only 1 change of Death Benefit option per policy year.  The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  For policies issued with both the Accumulation Rider and the Additional Term Insurance Rider, a change of Death Benefit option that does not preserve the policy's Net Amount At Risk will result in a loss of any reduction in the current Sales Load applicable to premium received on and after the date the Death Benefit Option is processed.  Refer to the "Sales Load" section of this prospectus for additional information.

We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date, and, in some states, within 2 years from a reinstatement date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date, and, in some states, within 2 years from a subsequent reinstatement date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, and, in some states, within 2 years a reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, and, in some states, within 2 years from a subsequent reinstatement date, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

Policy Maturity

The Maturity Date of the policy will automatically be extended until the Insured's date of death if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.

If you elect not to extend the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

The primary benefit of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy; Maturity," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

Extending the Maturity Date

If you do not elect to receive the Proceeds on the Maturity Date, payment of the Proceeds and the termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise).  During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-Term Care Rider will remain in effect (though you will not be charged for it).

If the policy's Maturity Date is extended:

(1)	no changes to the Base Policy Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)
the Base Policy Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced. For additional information refer to the "Overloan Protection Rider" section of this prospectus.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application.  At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect 1 or a combination of options.  To elect more than 1 payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.  The settlement options below are based on predetermined fixed payments.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election.  Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units.  For more information on circumstances under which we are unable to price Accumulation Units, see "Valuation of Accumulation Units." Proceeds are paid from our general account.  For payout options other than lump sum, we will issue a settlement contract in exchange for the policy.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life.  During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no further payments.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon the death of the last surviving payee.  We will make no payments to the last surviving payee's estate.  It is possible that only 1 payment will be made under this option if both payees die prior to the first payment.

Life Income Option

If you elect the Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be based on our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon your death.  We will make no payments to your estate.  It is possible that only 1 payment will be made under this option if the payee dies prior to the first payment.

Some or all of the payout options listed may not be available in all states.  Forms of payout other than the 3 listed above may be requested, but are subject to our approval.  Requests for other forms of payout must be based on fixed payments, no variable payment options are permitted.  The amount of payments and duration of any other payout options will be determined by us.

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount per recipient from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2011 and 2012 , an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.   After 2012, the size of estates that will not incur an estate tax is set to revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that may make further changes to the estate tax for 2013 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemption s .  As with the estate tax, the GSTT tax has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a nondeductible expense for income tax purposes.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient's taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options , exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Based on the above, the policy should be treated as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans ,   Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any Rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments , and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds " the investment in the contract" (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the policy, and then from the income in the contract .  Because Premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract .

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse income tax consequences.  If the amount receive d (or deemed receive d upon maturity) plus total policy Indebtedness exceeds the investment in the contract , then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the contract to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Sale of a Life Insurance Policy

If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the owner's basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gainwould be short or long-term capital gain, depending on the holding period.  The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the policy reduced by the cost of insurance previously paid out of the Cash Value).  Consequently, a sale may result in more gain than a surrender for the same amount.

Exchanging the Policy for Another Life Insurance Policy

Generally, policyowners will be taxed on amounts receive d in excess of Premium payments when the policy is surrendered in full .  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.   Policyowners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy ), a portion of the Death Benefit may be includible in the beneficiary's gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.

Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Estate Tax.   The Death Benefit is generally includible in the estate of the Insured if either (a) it is paid to, or for the benefit of, the Insured's estate, or (b) at any time during the 3-year period ending with the Insured's death, the Insured had an "incident of ownership" in the policy.  The regulations define an incident of ownership as any right of the Insured or the estate of the Insured to the economic benefits of the policy.  Examples include the power to change the beneficiary, to surrender or cancel the policy, to assign the policy, to revoke an assignment, to pledge the policy for a loan, or to obtain from the insurer a loan against the surrender value of the policy.

Special federal income tax considerations for life insurance policies owned by employers. In 2006, President Bush signed the Pension Protection Act of 2006, which added Sections 101(j) and 6039I to the Code, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyowner for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyowner , will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a non-taxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.

First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If the employer-owner fail s to provide the necessary notice and information, or fail s to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fail s to file a properly completed return under Section 6039I,  a penalty may apply .

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is 2 or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tpayment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds ( see , "Taxation of Death Benefits " ) .

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.    Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax advisors with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Withholding and Tax Reporting

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.

Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Tax Changes

The foregoing is a general discussion of various tax matters pertaining to life insurance policies .    It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account–G

Organization, Registration and Operation

Nationwide VL Separate Account-G is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.

This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VL Separate Account-G.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund ).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Compensation Paid to Insurance Agents
Selling this Product

Direct Compensation

The agent who sold you this policy represents us in the placement of the policy and is providing services on your behalf.  We provide compensation to the agent for arranging the sale of the policy.  This compensation may include commissions and other cash and non-cash compensation (sales incentives).  Agents also may receive renewal commissions for servicing policies and keeping them In Force.

We pay this compensation out of our own resources.  The amount of compensation we pay varies, depending upon, among other factors, the product type and the features and/or riders that are attached to the policy.  Compensation paid in respect of one product or carrier may exceed compensation payable in respect of a comparable product or carrier.

Moreover, certain policy features or riders may involve commissions or compensation that differ from compensation payable in respect of "base" or standard contractual features.

Indirect Compensation

Agents who sell this policy are members of firms that are stockholders of M Financial Group.  As a stockholder, the agent's firm (a "Member Firm") shares in the profits of M Financial Group via periodic stock dividends.

M Financial Group also maintains an incentive compensation plan pursuant to which it annually distributes to plan participants (e.g. member Firms or their agents) most of M Financial Group's consolidated profits.  Although distributions under the plan are, to some extent, averaged among the various member firms, lines of business, and cost centers of M Financial Group, a significant portion of plan distributions are made in proportion to the revenue a Member Firm generates.

Distributions of dividends and incentive compensation to Member Firms or their selling agents are in addition to compensation paid directly to agents by us and other unaffiliated carriers.  Many Member Firms remit these distributions to their owners or individual agents (in some cases in proportion to business generated).

M Financial Group derives its revenues from both commissions and asset-based fees that arise from a variety of sources, including:

•
"Override Compensation" paid to M Financial Group by us and by some other insurance carriers and financial service providers.  Override compensation may be based upon such factors as aggregate policy premiums paid to the carrier from sales by all Member Firms, aggregate assets placed under financial management from sales by all Member Firms, and profits earned and/or services utilized from sales by all Member Firms.  The amount of compensation varies among products and carriers.  Products or services which involve override commissions for M Financial Group could indirectly provide incentives to agents to recommend such products or similar products or services that do not produce override commissions to M Financial Group.

•
Reinsurance profits (or, potentially losses) from the mortality, investment, and persistency risks assumed by M Financial Re, including risks related to your policy.  Policy performance, charges, and fees are identical regardless of whether or not a policy is reinsured by M Financial Re.  Products or services that involve potential

•
reinsurance profits for M Financial Group could indirectly provide incentives to agents to recommend such products over similar products or services that do not result in reinsurance profits to M Financial Group.

•
Fee payable in respect of underlying investment options.  M Financial Group or its subsidiaries receive fees from some of the funds that are investment options under this policy (or from a fund's investment advisor or portfolio manager) to the extent you allocate Cash Value to that fund.  In addition, M Financial Investment

•
Advisers, Inc., an affiliate of M Financial Group, is the investment advisor to certain funds and receives investment advisory fees with respect to assets invested in those funds.  Fees payable to M Financial Group in respect of assets allocated to one fund may exceed fees payable in respect of assets placed in another fund.

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Brokerage fees or commissions for securities transactions (including the sale of this policy) executed by M Holdings Securities, the registered broker-dealer subsidiary of M Financial Group.  M Holdings Securities retains a portion of these fees to cover its costs and remits the balance to the Member Firm or its selling agent.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a

Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National

Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the financial statements of Nationwide Life and Annuity Insurance Company.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the front page of this prospectus.  Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:           The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:           The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seek high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Development Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

M Fund, Inc. - M Business Opportunity Value Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Iridian Asset Management LLC
Investment Objective:	Long term capital appreciation.

M Fund, Inc. - M Capital Appreciation Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Frontier Capital Management Company, LLC
Investment Objective:	Maximum capital appreciation.

M Fund, Inc. - M International Equity Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Brandes Investment Partners, L.P.
Investment Objective:	Long term capital appreciation.

M Fund, Inc. - M Large Cap Growth Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	DSM Capital Partners LLC
Investment Objective:	Long term capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Vari able Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Ins urance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Var iable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Ins urance Trust - Gartmore NVIT International Equity Fund: Class VI)
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of totalreturn consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insura nce Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)
This sub-account is only available in policies issued before May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment - The actual benefit amount you will receive under the Accelerated Death Benefit Rider if the Eligibility and Conditions for Payment section is satisfied.  The benefit amount you receive is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.

Accumulation Unit - The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
Attained Age - A person's age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date.  If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday. The Insured's issue age is shown in the Policy Data Pages.

Base Policy Specified Amount - The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

Cash Surrender Value - The Cash Value minus Indebtedness and any Surrender Charge.
Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, the policy loan account, and fixed investment options, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium ("CTP") - An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the Death Benefit option of the policy. It is generally higher for Insureds who are older or in poor health and lower for Insureds who are younger or in good health. A policy with a Death Benefit Option 1 or 3 may have lower factors than a policy with a Death Benefit Option 2.

Death Benefit - The amount we pay upon the Insured's death, before payment of any outstanding Indebtedness.
Grace Period - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - Any time during which benefits are payable under the policy and any elected Riders(s).
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The person whose life we insure under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience - The market performance of a mutual fund/Sub-Account.
Lapse - The policy terminates without value.
Long Term Care Specified Amount - The maximum accumulation of benefits available under the Long Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage, and no more than 100% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage. You elect this amount at the time the rider is issued.

Maturity Date - The policy anniversary on which the Insured reaches Attained Age 120.

Minimum Required Death Benefit - The lowest Death Benefit that will qualify the policy as life insurance under the Code .
Net Accumulated Premium - Cumulative Premiums less any partial Surrenders, Indebtedness, and any return of Premium due to Internal Revenue Code Section 7702 guidelines.
Net Amount At Risk - The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) - The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

Net Premium - Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.
Premium Waiver Benefit - The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for 6 consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of; the Premium you specified; or the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

Premium Load - The aggregate of the sales load and premium tax charges.
Returned Premium - Any return of Premium due to Internal Revenue Code Section 7702 or 7702A guidelines.
Rider - An optional benefit you may purchase under the policy.
SEC - The Securities and Exchange Commission.
Specified Amount - The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts - The mechanism we use to account for your allocations of Net Premium and cash value among the policy's variable investment options.
Substandard Rating - An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Total Specified Amount - The sum of the Base Policy Specified Amount and the Rider Specified Amount.
Us, we, our, Nationwide, or the company - Nationwide Life and Annuity Insurance Company.

Unadjusted Accelerated Death Benefit Payment - An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base policy Specified Amount, when you request payment under the Accelerated Death Benefit Rider.  You do not receive the unadjusted amount because it does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

Valuation Period - The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

Waiver of Monthly Deduction Benefit - The benefit received under the Waiver of Monthly Deductions Rider. The benefit takes the form of a waiver of the monthly charges that would otherwise be deducted.
You, your, or the policy owner or Owner - The person or entity named as the owner in the application, or the person assigned ownership rights.

Appendix C: Surrender Charge Examples without the Accumulation Rider

The information in the tables on this page is used to calculate the Surrender Charge for the policy based on the Specified Amount of and an Insured's individual characteristics. The tables below are samples of the full tables provided in the Statement of Additional Information to this prospectus which is available on request.  The formula we use to calculate Surrender Charges is:

The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d).  To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e; and, if applicable, multiply by f; where:

(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by	1,000; and

(b)	=	Premiums paid by the policy owner during the first two policy years

(p)	=	is the surrender charge percentage in the range 24% - 65%, which varies by age and sex, from the "Surrender	Charge Percentage" chart below;

(c)	=	the Specified Amount divided by 1,000;

(d)	=	the applicable rate from the "Administrative Target Factor" chart below;

(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges without the Accumulation Rider"	table below (the full table appears in the "Surrender Charges" section of this prospectus); and

(f)	=	a Surrender Charge reduction factor applicable only to Specified Amount increases, 60% in all cases.

Surrender Target Factor used in (a) of the formula above

	Male	Male	Male	Female
Age	Select Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
3	n/a	1.854	n/a	1.491
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433

Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
3	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%

Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
72	8.20	6.05	6.05	6.05

Reduction of Surrender Charges without the Accumulation Rider (e) in the formula above
Policy Year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
4	95%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
14	10.0%	0%
15 and thereafter	0%	0%

1"Bands" in the tables correspond to particular ranges of Specified Amount.  If there are increases, the total Specified Amount is used:
Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5 = Specified Amounts equal to or greater than $1,000,000.

The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the "Transaction Fees" portion of the "In Summary:  Fee Tables" section of the prospectus.  They are based on the formula and example tables above.

The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco rate class; the Specified Amount is $100,000 (Band 2); premium paid in the first policy year is $10,000, and a full surrender is taken during the first policy year.
SC= [[[(the lesser of (a, b)] x p) + (c) x d)]] x (e)] x (f)

(a) = ($100,000 / 1,000) x 69.148 = $6,914.80	(d) = 8.20
(b) = $10,000	(e) = 100%
(p) = 0.64	(f) Not applicable, applies to increases only.
(c) = $100,000 / 1000 = $100

(a) is less than (b), so:

SC = [($6,914.80 x 0.64) + ($100 x 8.20)] x 100%

 = [$4,425.47 + $820] x 100%

 = $5,245.47 which corresponds to $52.46 per $1,000 of Specified Amount ($5,245.47 / $100).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, = 77.5%
SC = $5,245.47 x 77.5%  = $4,065.24 which corresponds to $40.66 per $1,000 of Specified Amount ($4,065.24 / $100).

The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 3; non-tobacco; the Specified Amount is $10,000,000 (Band 5); premium paid in the first two policy years equals the minimum at issue premium required of $929.92, and a full surrender is taken during the 14th  policy year.
SC= [[[(the lesser of (a, b)] x p) + (c) x d)]] x (e)] x (f)

(a) = ($10,000,000 / 1,000) x 1.491= $14,910.00	(d) = 4.00
(b) = $929.92	(e) = 10%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $10,000,000 / 1000 = $10,000

(a) is greater than (b), so:

SC = [($929.92 x 0.65) + ($10,000 x 4.00)] x 10%

 = [$604.45 + $40,000] x 10%

 = $4,060.45 which corresponds to $0.41 per $1,000 of Specified Amount ($4,060.45 / $10,000).

The representative Surrender Charge calculation assumes:  the Insured is a male, issue age 35, select preferred non-tobacco rate class, the Specified Amount is $500,000 (Band 4), premium paid in the first policy year is $7,000, and a complete surrender of the policy in the first policy year.

SC= [[[(the lesser of (a, b)] x p) + (c) x d)]] x (e)] x (f)

(a) = ($500,000 / 1,000) x 7.38 = $3,690	(d) = 4.50
(b) = $7,000	(e) = 100%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $500,000 / 1000 = $500

(a) is less than (b), so:

SC = [($3,690 x 0.65) + ($500 x 4.50)] x 100%

 = [$2,398.50 + $2,250] x 100%

 = $4,648.50 which corresponds to $9.30 per $1,000 of Specified Amount ($4,648.50 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, = 87.5%

SC = $4,648.50 x 87.5% = $4,067.44 which corresponds to $8.14 per $1,000 of Specified Amount ($4,067.44 / $500).

The following example shows the impact of a Specified Amount increase prior to a complete surrender of the policy.  The Surrender Charge is calculated separately for the initial Specified amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000.  The Policy Date is January 1, 2005.  To calculate the maximum Surrender Charge, assume the policy is completely surrendered in the first year.

SC= [[[(the lesser of (a, b)] x p) + (c) x d)]] x (e)] x (f)

(a) = ($500,000 / 1,000) x 7.825 = $3,912.50	(d) = 4.50
(b) = $6,000	(e) = 100%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $500,000 / 1000 = $500
(a) is less than (b), so:

SC = [($3,912.50 x 0.65) + ($500 x 4.50)] x 100%

 = [$2,543.13 + $2,250] x 100%

 = $4,793.13 which corresponds to $9.59 per $1,000 of Specified Amount ($4,793.13 / $500).

Now assume the policy was not actually surrendered, and a Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006.  (Note that the age of the person at the time the increase is issued is age 36, standard non-tobacco rate class, for purposes of finding the correct factors in the tables.  Also, note that Band 4 is applicable because the total Specified Amount $600,000 is used to determine Band).  The premiums paid during the first two years after the increase are $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.

SC= [[[(the lesser of (a, b)] x p) + (c) x d)]] x (e)] x (f)

(a) = ($100,000 / 1,000) x 8.224 = $822.40	(d) = 4.55
(b) = $1,000	(e) = 100%
(p) = 0.65	(f) = 60%
(c) = $100,000 / 1000 = $100
(a) is less than (b), so:

SC = [($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 60%

 = [$534.56 + $455.00] x 100%]  x  60%

 = $989.56 x 60%

 = $593.74 which corresponds to $5.94 per $1,000 of the Specified Amount increase ($593.74 / $100).

Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.

For the $500,000 initial Specified Amount, (e), issue age 0-49, = 80.0%, the applicable Surrender Charge is:

SC = $4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Specified Amount ($3,834.50 / $500).

For the $100,000 Specified Amount increase, (e), issue age 0-49, = 95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year Surrender Charge reduction percentage applies to that portion of Specified Amount) the applicable Surrender Charge is:

SC = $593.74 x 95.0% = $564.05 which corresponds to $5.65 per $1,000 of Specified Amount ($564.05 / $100).

The combined Surrender Charge for a complete surrender of the policy in the sixth year is equal to:

SC = $3,834.50 + $564.05 = $4,398.55 which corresponds to $7.34 per $1,000 of Specified Amount ($4,398.55 / $600).

Appendix D: Surrender Charge Examples with the Accumulation Rider

The information in the tables on this page is used to calculate the Surrender Charge for the policy based on the Specified Amount and an Insured's individual characteristics.  The tables below are samples of the full tables provided in the Statement of Additional Information to this prospectus which is available on request.  The formula we use to calculate Surrender Charges is:

The maximum Surrender Charge ("SC") equals the lesser of (a or b), multiplied by p; plus (c multiplied by d).  To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by e where:

(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by	1,000; and

(b)	=	Premiums paid by the policy owner during the first policy year

(p)	=	is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified	Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;

(c)	=	the Specified Amount divided by 1,000;

(d)	=	the applicable rate from the "Administrative Target Factor" chart below;

(e)	=	the applicable percentage from the sample "Reduction of Surrender Charges with the Accumulation Rider" or the	"Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options" table on the next page (the full tables appear in the "Surrender Charges" section of the prospectus or, if one of the Surrender Charge Waiver Options is elected, the "Reduction of Surrender Charges Schedules" table in the "Accumulation Rider" section of the prospectus).

Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
3	2.125	1.708
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998

Surrender Charge Percentage (p) in the formula above1
	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
	Death Benefit Option 2
Issue Age	Band 2	Band 3			Band 4		Band 5
	M	F	M	F	M	F	M	F
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000

Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
3	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45

1"Bands" in the tables correspond to particular ranges of Total Specified Amount.  If there are increases, they are added to the Total Specified Amount to determine the applicable Band:
Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

Reduction of Surrender Charges with the Accumulation Rider (e) in the formula above
Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
7	70.0%	60.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%

Reduction of Surrender Charges Schedules for the Surrender Charge Waiver Options (e) in the formula above
Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge for all issue ages:
	Option 1	Option 2
1	0%	50%
2	0%	50%
3	0%	50%
4	0%	30%
5	0%	10%
6+	0%	0%

Examples without Surrender Charge Waiver Options

The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative Surrender Charges shown in the "Transaction Fees" portion of the "In Summary:  Fee Tables" section of the prospectus.  They are based on the formula and example tables above and assume that no Surrender Charge Option Waiver is elected.

The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; the Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($1,000,000 / 1,000) x 54.143 = $54,143.00	(c) = $1,000,000 / 1000 = $1000
(b) = $100,000	(d) = 5.45
(p) = 0.83821	(e) = 100%
(a) is less than (b), so:

SC = [($54,143.00 x 0.83821) + ($1,000 x 5.45)] x 100%

     = [$45,383.20 + $5,450] x 100%

     = $50,833.20 which corresponds to $50.84 per $1,000 of Specified Amount ($50,833.20 / $1000).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, = 80.0%

SC = $50,833.20 x 80.0%  = $40,666.56 which corresponds to $40.67 per $1,000 of Specified Amount ($40,666.56 / $1000).

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 3, non-tobacco;the Specified Amount is $10,000,000 (Band 5); total premium paid during the first year equals the minimum required premium of $2,241.86; Death Benefit Option 1; and a full surrender is taken during the 10th  policy year.
SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($10,000,000 / 1,000) x 1.708 = $17,080.00	(c) = $10,000,000 / 1000 = $10,000
(b) = $2,241.86	(d) = 4.00
(p) = 0.85	(e) = 8.30%
(b) is less than (a), so:

SC = [($2,241.86 x 0.85) + ($10,000 x 4)] x 8.30%

     = [$1,905.58 + $40,000] x 8.30%

     = $41,905.58 x 8.30%

     = $3,478.16 which corresponds to $0.35 per $1,000 of Specified Amount ($3,478.16 / $10,000).

The representative Surrender Charge calculation assumes:  the Insured is a male; issue age 35; the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 100%
(a) is less than (b), so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 100%

     = [$3,809.28 + $2,250] x 100%

     = $6,059.28 which corresponds to $12.12 per $1,000 of Specified Amount ($6,059.28 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, = 95.0%

SC = $6,059.28 x 95% = $5,756.32 which corresponds to $11.52 per $1,000 of Specified Amount ($5,756.31 / $500).

The following example shows the impact of a Specified Amount increase prior to a complete surrender of the policy.  The Surrender Charge is calculated separately for the initial Specified Amount and each increase.

For this example, assume: the Insured is a male; issue age 35;the Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($100,000 / 1,000) x 8.963 = $896.30	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.62258	(e) = 100%
(a) is less than (b), so:

SC = [($896.30 x 0.62258) + ($100 x 7.50)] x 100%

= [$558.02+ $750] x 100%

= $1,308.02 which corresponds to $13.09 per $1,000 of Specified Amount ($1,308.02 / $100).

Now assume the policy was not actually surrendered, and a Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010.  (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables.  Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band).  The premiums paid during the first year after the increase are $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($100,000 / 1,000) x 9.419 = $941.90	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.63828	(e) = 100%
(a) is less than (b), so:

SC = [($941.90 x 0.63828) + ($100 x 7.50)] x 100%

= [$601.20 + $750] x 100%

= $1,351.20 which corresponds to $13.52 per $1,000 of the Specified Amount increase ($1,351.20 / $100).

Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.

For the $100,000 initial Specified Amount, (e), issue age 0-49, = 70.0%, the applicable Surrender Charge is:

SC = $1,308.02 x 70.0% = $915.61 which corresponds to $9.16 per $1,000 of Specified Amount ($915.61 / $100).

For the $100,000 Specified Amount increase, (e), issue age 0-49, = 95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Specified Amount.) the applicable Surrender Charge is:

SC = $1,351.20 x 95.0% = $1,283.64 which corresponds to $12.84 per $1,000 of Specified Amount ($1,283.64 / $100).

The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:

SC = $915.61 + $1,283.64 = $2,199.25 which corresponds to $11.00 per $1,000 of Specified Amount ($2,199.25 / $200).

Examples with Surrender Charge Waiver Options

The following examples show the impact of electing a Surrender Charge Waiver Option under the Accumulation Rider and are based on the representative Surrender Charge calculation.  For comparison, the total amount charged for the applicable option, at the assumed point of surrender based on the representative charge in the In Summary: Fee Table, is also provided and is based on the following formula:

Surrender Charge Waiver Option monthly rate x 12 x (Base Policy Specified Amount / $1,000) x number of completed policy years.

Assume:  the Insured is a male; issue age 35; the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.

If no surrender charge waiver option is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 95%
(a) is less than (b), so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 95%

     = [$3,809.28 + $2,250] x 95%

     = $6,059.28 x 95%

     = $5,756.32 which corresponds to $11.52 per $1,000 of Specified Amount ($5,756.32 / $500).

If Option 1, the full surrender charge waiver option, is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 0%
(a) is less than (b), so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 0%

     = [$3,809.28 + $2,250] x 0%

     = $6,059.28 x 0%

     = $0.00 which corresponds to $0.00 per $1,000 of Specified Amount ($0.00 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:

= $0.12 x 12 x ($500,000 / $1,000) x 5 = $3,600

$3,600.00 + $0.00, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e
(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 10%
(a) is less than (b), so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 10%

     = [$3,809.28 + $2,250] x 10%

     = $6,059.28 x 10%

     = $605.93 which corresponds to $1.22 per $1,000 of Specified Amount ($605.93 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:

= $0.05 x 12 x ($500,000 / $1,000) x 5  = $1,500

$1,500.00 + $605.93, the total charge incurred, is less than the $5,756.32 that would otherwise have been assessed.

The following examples illustrate scenarios which result in the total amount charged for the Surrender Charge Waiver Option plus any remaining Surrender Charge exceeding the Surrender Charge that would have applied at the time of surrender if no waiver option had been elected.

Assume:  the Insured is a male; issue age 35; the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $1,000; Death Benefit Option 1; and a complete surrender of the policy in twelfth month of the fifth policy year.

If no surrender charge waiver option is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $1,000	(d) = 4.50
(p) = 0.85	(e) = 95%
(b) is less than (a), so:

SC = [($1,000.00 x 0.85) + ($500 x 4.50)] x 95%

     = [$850.00 + $2,250.00] x 95%

     = $3,100.00 x 95%

     = $2,945.00 which corresponds to $5.85 per $1,000 of Specified Amount ($2,945.00 / $500).

If Option 1, the full surrender charge waiver option, is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $1,000	(d) = 4.50
(p) = 0.85	(e) = 0%
(b) is less than (a), so:

SC = [($1,000.00 x 0.85) + ($500 x 4.50)] x 0%

     = [$850.00 + $2,250.00] x 0%

     = $3,100.00 x 0%

     = $0.00 which corresponds to $0.00 per $1,000 of Specified Amount ($0.00 / $500).

For comparison, the total dollar amount currently charged for surrender charge waiver option 1 to the assumed point of surrender is:

= $0.12 x 12 x ($500,000 / $1,000) x 5 = $3,600.00

$3,600.00 + $0.00, the total charge incurred, is greater than the $2,945.00 that would otherwise have been assessed.

Now assume:  the Insured is a male; issue age 35; the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in the tenth policy year.

If no surrender charge waiver option is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 8.3%
a is less than b, so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 8.3%

     = [$3,809.28 + $2,250] x 8.3%

     = $6,059.28 x 8.3%

     = $502.92 which corresponds to $1.01 per $1,000 of Specified Amount ($502.92 / $500).

If Option 1, the full surrender charge waiver option, is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 0%
(a) is less than (b), so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 0%

     = [$3,809.28 + $2,250] x 0%

     = $6,059.28 x 0%

     = $0.00 which corresponds to $0.00 per $1,000 of Specified Amount ($0.00 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 1 to the assumed point of surrender is:

= $0.12 x 12 x ($500,000 / $1,000) x 5 = $3,600.00

$3,600.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

If Option 2, the partial surrender charge waiver option, is elected:

SC= [(the lesser of (a, b) x p) + (c x d)] x e

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.85	(e) = 0%
a is less than b, so:

SC = [($4,481.50 x 0.85) + ($500 x 4.50)] x 0%

     = [$3,809.28 + $2,250] x 0%

     = $6,059.28 x 0%

     = $0.00 which corresponds to $0.00 per $1,000 of Specified Amount ($0.00 / $500).

For comparison, the total dollar amount charged for surrender charge waiver option 2 to the assumed point of surrender is:

= $0.05 x 12 x ($500,000 / $1,000) x 5 = $1,500.00

$1,500.00 + $0.00, the total charge incurred, is greater than the $502.92 that would otherwise have been assessed.

Appendix E: Underwriting and Distribution Charge Examples without the Accumulation Rider

The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.  Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place.  For current rates applicable to your policy, please request an illustration or contact our service center.

The applicable Underwriting and Distribution Charge rate is set based on two factors:

(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;

(2)	the Total Base Policy Specified Amount at the time of determination.

Guaranteed Maximum Rates:

Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
All Ages	$0.20	$0.10
Current Rates:

Attained Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount (Tier 1)	Per $1,000 Charge for the Base Policy Specified Amount in excess of $250,000 (Tier 2)
0	$0.13	$0.03
35	$0.13	$0.03
37	$0.14	$0.03

The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:

•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus

•	any Base Policy Specified Amount above $250,000 multiplied by the applicable Tier 2 rate; divided by

•	$1,000.

This is also expressed by the following formula:

[Minimum of ($250,000 and BPSA) x Tier 1 rate + Maximum of ($0.00 and (BPSA - $250,000)) x Tier 2 rate] / $1,000

The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is any issue age; any sex; with a Base Policy Specified Amount of $250,000 and guaranteed rates apply.

The monthly charge = [$250,000 x 0.20] / $1,000

 = [$50,000] / $1,000

= $50 or $0.20 per $1,000 of Base Policy Specified Amount ($50 / 250)

The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.04 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 0; any sex; with a Base Policy Specified Amount of $10,000,000; and current rates apply.

The monthly charge = [($250,000 x 0.13) + (($10,000,000 - $250,000) x 0.03)] / $1,000

 = [($250,000 x 0.13) + ($9,750,000 x 0.03)] / $1,000

= [$32,500 + $292,500] / $1,000

= $325,000 / $1,000

= $325 or $0.04 per $1,000 of Base Policy Specified Amount ($325 / 10,000)

The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.08 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 35; any sex; with a Base Policy Specified Amount of $500,000; and current rates apply.

The monthly charge = [($250,000 x 0.13) + (($500,000 - $250,000) x 0.03)] / $1,000

 = [($250,000 x 0.13) + ($250,000 x 0.03)] / $1,000

= [$32,500 + $7,500] / $1,000

= $40,000 / $1,000

= $40 or $0.08 per $1,000 of Base Policy Specified Amount ($40 / 500)

The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase.  To start, the calculation assumes: the Insured is a male, issue age 35; the Base Policy Specified Amount is $200,000 on the Policy Date; and current rates apply.
The monthly charge = [$200,000 x 0.13] / $1,000

 = [$26,000] / $1,000

 = $26 or $0.13 per $1,000 of Base Policy Specified Amount ($26 / 200)

Now assume a Base Policy Specified Amount increase of $200,000 when the Insured reaches Attained Age 37, and current rates still apply.  The Base Policy Specified amount is now $400,000.  The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $200,000 of the Base Policy Specified Amount remains $26.  The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $50,000 of the increase is in Tier 1 and the remaining $150,000 is in Tier 2.

The monthly charge for the increase only = [($50,000 x 0.14) + ($150,000 x 0.03)] / $1,000

 = [($7,000) + ($4,500)] / $1,000

 = $11,500 / $1,000

 = $11.50 or $0.06 per $ 1,000 of the Base Policy Specified Amount increase ($11.50 / 200)

The total monthly Underwriting and Distribution charge from the effective date of the increase until the end of the fifth Policy Year = $26 + $11.50 = $37.50 or $0.10 per $ 1,000 of Base Policy Specified Amount ($37.50 / 400).

After the end of the fifth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $11.50, or $0.03 per $1,000 of Base Policy Specified Amount ($11.50 / $400) until the end of the fifth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Appendix F: Underwriting and Distribution Charge Examples with the Accumulation Rider

The information in the tables on this page is used to show how monthly Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount are used to calculate the dollar amount of the charge based on the Specified Amount and an Insured's Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase.  Numbers in the tables below are for example purposes and may be rounded up to the nearest one-hundredth decimal place.  A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request.  For current rates applicable to your policy, please request an illustration or contact our service center.

The applicable Underwriting and Distribution Charge rate is set based on three factors:

(1)	the Insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;

(2)	the Death Benefit option in effect on the Policy Date or effective date of an increase in the Base Policy Specified Amount; 1 and

(3)	the applicable Base Policy Specified Amount Tier based on the Base Policy Specified Amount at the time of determination.

Guaranteed Maximum Rates:

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
0	0.13	0.05	0.01	0.13	0.13	0.09
55	0.35	0.27	0.24	0.50	0.42	0.39
60	0.51	0.34	0.31	0.68	0.50	0.47
85	1.00	0.84	0.84	1.18	1.01	1.01

Current Rates:

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
0	0.13	0.05	0.01	0.13	0.11	0.08
35	0.30	0.10	0.07	0.34	0.19	0.14
85	1.00	0.84	0.84	1.18	0.86	0.86

The monthly Underwriting and Distribution Charge is calculated using the rates in the table above as follows:

•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus

•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus

•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by

•	$1,000.

1  The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of a Base Policy Specified Amount increase.  The applicable Death Benefit option is the death benefit option in effect on the date of determination.

This is also expressed by the following formula:

[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000

The maximum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $1.18 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000; and the guaranteed maximum rates apply.

The monthly charge = [$250,000 x 1.18] / $1,000

 = [$295,000] / $1,000

= $295 or $1.18 per $1,000 of Base Policy Specified Amount ($295 / 250)

The minimum Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.02 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000; and current rates apply.

The monthly charge = [($250,000 x 0.13) + ($250,000 x 0.05) + (($10,000,000 - $500,000) x 0.01)] / $1,000

 = [($250,000 x 0.13) + ($250,000 x 0.05) + ($9,500,000 x 0.01)] / $1,000

= [32,500 + $12,500 + $95,000] / $1,000

= $140,000 / $1,000

= $140 or $0.02 per $1,000 of Base Policy Specified Amount ($140 / 10,000)

The representative Underwriting and Distribution Charge shown in the In Summary: Fee Tables is $0.20 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 35; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $500,000; and current rates apply.

The monthly charge = [($250,000 x 0.30) + (($500,000 - $250,000) x 0.10)] / $1,000

 = [($250,000 x 0.30) + ($250,000 x 0.10)] / $1,000

= [$75,000 + $25,000] / $1,000

= $100,000 / $1,000

= $100 or $0.20 per $1,000 of Base Policy Specified Amount ($100 / $500)

The following monthly Underwriting and Distribution Charge examples show the impact of a Base Policy Specified Amount increase.  To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, the Base Policy Specified Amount is $400,000 on the Policy Date; and the guaranteed maximum rates apply.
The monthly charge = [($250,000 x 0.35) + (($400,000 – 250,000) x 0.27)] / $1,000

 = [($250,000 x 0.35) + ($150,000) x 0.27)] / $1,000

 = [($87,500) + ($40,500)] / $1,000

 = $128,000 / $1,000

 = $128 or $0.32 per $1,000 of Base Policy Specified Amount ($128 / 400)

Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 and the guaranteed maximum rates still apply.  The Base Policy Specified amount is now $650,000.  The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $128.  The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).

The monthly charge for the increase only = [($100,000 x 0.34) + ($150,000 x 0.31)] / $1,000

 = [($34,000) + ($46,500)] / $1,000

 = $80,500 / $1,000

 = $80.50 or $0.33 per $ 1,000 of the Base Policy Specified Amount increase ($80.50 / 250)

The total monthly Underwriting and Distribution Charge from the effective date of the increase to the end of the tenth Policy Year = $128 + $80.50 = $208.50 or $0.33 per $ 1,000 of Base Policy Specified Amount ($208.50 / 650).

After the end of the tenth Policy Year, the portion of the Underwriting and Distribution Charge based on the initial Base Policy Specified Amount will be $0.00, so assuming no further increases the remaining charge will be $80.50, or $0.13 per $1,000 of Base Policy Specified Amount ($80.50 / $650) until the end of the tenth year after the effective date of the increase after which there will be no Underwriting and Distribution Charge unless you request additional increases.

Appendix G: State Variations

Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state's requirements does not mean Nationwide currently offers this policy in that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus. .

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

Colorado - The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of this prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

Connecticut - In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Florida - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Illinois - The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

Indiana - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Maryland - The Spouse Life Insurance Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

All references to "Guaranteed Policy Continuation Provision" in this prospectus shall mean the "Guaranteed Coverage Continuation Provision" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

All references to "Death Benefit Guarantee" in this prospectus shall mean "No Lapse Guarantee" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

Massachusetts - In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

In order to receive the benefit provided by the Accelerated Death Benefit Rider, the Insured must have a terminal illness that cannot be corrected and the Insured's remaining life expectancy must be twenty-four months or less.  See the "Accelerated Death Benefit Rider" sub-section under the "Policy Riders and Rider Charges" section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

Montana - Policy and Rider charges are required to be on a unisex basis.  This is accomplished by treating all Insureds as male for purposes of charges that otherwise would vary by sex.  Therefore, none of the charges described in the prospectus as varying by sex, or by characteristics of the Insured, will vary by sex for policies issued in Montana.

The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Nevada - The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

New Jersey - Whenever in the policy and/or any Rider, reference is made to "marriage", "spouse", "step-child", "divorce", "dissolution" or another word which in a specific context denotes or depends on the existence of a marital or spousal relationship, the same shall include a civil union pursuant to the provisions of the New Jersey Civil Union Act.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

North Carolina - In the "Reinstatement" sub-section of the "Lapse" section of the prospectus, the three year reinstatement period is extended to five years.  See the "Reinstatement" sub-section of the "Lapse" section of this prospectus.

North Dakota - The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Oregon - In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  The policy also provides a right to use your Cash Surrender Value as a single premium payment to purchase a paid-up insurance policy on the life of the Insured.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Pennsylvania - The Adjusted Sales Load Rider, the Accelerated Death Benefit Rider,  and the Premium Waiver Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Texas - In addition to the right to exchange the policy for a different policy provided under the "Exchanging the Policy," on each policy anniversary from the Policy Date, you have the right to transfer the Cash Surrender Value into the Fixed Account and use that Cash Surrender Value as a single premium payment to purchase a paid-up insurance policy on the life of the Insured.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

Vermont - The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the "Fixed Investment Options" sub-section of the "Policy Investment Options" section of this prospectus.

Virginia - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Washington - The Long-Term Care Rider and the Accelerated Death Benefit Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Outside back cover page
To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life and Annuity Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21697.
Securities Act of 1933 Registration File No. 333-146650.

Nationwide VL Separate Account-G
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2010 and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2011 .

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, except New York.  We are a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company which in turn is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Nationwide VL Separate Account-G

Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on August 3, 2004 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

1

If you do not elect the Accumulation Rider:  Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first two Policy Years up to the CTP, plus 5% any premium paid in excess of the CTP during the first two Policy Years, and 5% of all premium paid after the second Policy Year.

If you do elect the Accumulation Rider without also electing a surrender charge waiver option:  Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of premiums paid during the first Policy Year up to the CTP, plus 5% any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.

If you do elect the Accumulation Rider and also elect either of the surrender charge waiver options:  Gross commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 180% of premiums paid during the first Policy Year up to the CTP (60% in the first Policy Year and 30% in each of the second through the fifth Policy Years), plus 5% of any premium paid in excess of the CTP during the first Policy Year, and 5% of all premium paid after the first Policy Year.

We paid no underwriting commissions to NISC for this separate account in 2010, 2009 and 2008 .

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.   Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VL Separate Account-G and the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company and subsidiary for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company and subsidiary contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company and subsidiary changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VL Separate Account-G.  The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex-distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.   As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

2

The rate class of an Insured may affect the cost of insurance rate.  We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all Insureds of the same age, sex, underwriting class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge Calculation without the Accumulation Rider

The maximum surrender charge under the policy is based on the following calculation.  Examples of how to calculate the surrender charge for your policy are provided in "Appendix C of the prospectus."

Maximum Surrender Charge equals:  the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first two policy years

(p)	= is the surrender charge percentage in the range 24% - 65%, which varies by age and sex, from the "Surrender Charge Percentage" chart below;

(c)	= the Specified Amount divided by 1,000;

(d)	= the applicable rate from the "Administrative Target Factor" chart below;

(e)	= the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and

(f)	= a Surrender Charge reduction factor applicable only to Specified Amount increases, .60 in all cases.

3

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.  The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, underwriting classification, and sex.

Surrender Target Factor
Male Insureds

Issue	Standard	Select Preferred	Select Preferred Plus	Preferred	Standard	Issue	Standard	Select Preferred	Select Preferred Plus	Preferred	Standard
Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco	Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco
0	1.673	n/a	n/a	n/a	n/a	43	11.745	11.078	10.678	12.680	13.347
1	1.717	n/a	n/a	n/a	n/a	44	12.371	11.668	11.246	13.355	14.058
2	1.780	n/a	n/a	n/a	n/a	45	13.029	12.289	11.845	14.066	14.806
3	1.854	n/a	n/a	n/a	n/a	46	13.724	12.944	12.476	14.815	15.595
4	1.939	n/a	n/a	n/a	n/a	47	14.458	13.637	13.144	15.609	16.430
5	2.029	n/a	n/a	n/a	n/a	48	15.235	14.370	13.850	16.447	17.313
6	2.126	n/a	n/a	n/a	n/a	49	16.066	15.153	14.606	17.344	18.257
7	2.227	n/a	n/a	n/a	n/a	50	16.954	15.991	15.413	18.303	19.266
8	2.334	n/a	n/a	n/a	n/a	51	17.903	16.886	16.275	19.327	20.344
9	2.446	n/a	n/a	n/a	n/a	52	18.916	17.841	17.196	20.420	21.495
10	2.564	n/a	n/a	n/a	n/a	53	19.993	18.857	18.175	21.583	22.719
11	2.689	n/a	n/a	n/a	n/a	54	21.137	19.936	19.215	22.818	24.019
12	2.820	n/a	n/a	n/a	n/a	55	22.350	21.080	20.318	24.128	25.398
13	2.953	n/a	n/a	n/a	n/a	56	23.633	22.290	21.485	25.513	26.856
14	3.092	n/a	n/a	n/a	n/a	57	24.993	23.573	22.721	26.981	28.401
15	3.236	n/a	n/a	n/a	n/a	58	26.435	24.933	24.032	28.538	30.040
16	3.380	n/a	n/a	n/a	n/a	59	27.980	26.391	25.437	30.206	31.796
17	3.526	n/a	n/a	n/a	n/a	60	29.637	27.953	26.942	31.994	33.678
18	3.674	3.465	3.340	3.966	4.175	61	31.407	29.623	28.552	33.906	35.690
19	3.827	3.610	3.479	4.132	4.349	62	33.292	31.401	30.266	35.940	37.832
20	3.987	3.761	3.625	4.304	4.531	63	35.291	33.285	32.082	38.098	40.103
21	4.156	3.920	3.778	4.487	4.723	64	37.407	35.282	34.006	40.383	42.508
22	4.334	4.088	3.940	4.679	4.925	65	39.654	37.401	36.049	42.808	45.061
23	4.522	4.265	4.111	4.882	5.139	66	42.044	39.655	38.222	45.388	47.777
24	4.720	4.452	4.291	5.096	5.364	67	44.601	42.067	40.546	48.149	50.683
25	4.930	4.650	4.482	5.322	5.602	68	47.355	44.664	43.050	51.121	53.812
26	5.151	4.858	4.682	5.560	5.853	69	50.326	47.467	45.751	54.330	57.189
27	5.382	5.076	4.893	5.810	6.116	70	53.553	50.510	48.685	57.813	60.856
28	5.626	5.306	5.114	6.073	6.393	71	57.052	53.811	51.866	61.590	64.832
29	5.884	5.549	5.349	6.352	6.686	72	60.850	57.393	55.318	65.691	69.148
30	6.159	5.809	5.599	6.649	6.999	73	64.922	61.233	59.020	70.086	73.775
31	6.452	6.086	5.866	6.965	7.332	74	69.310	65.372	63.009	74.823	78.761
32	6.765	6.380	6.150	7.303	7.687	75	74.065	69.857	67.332	79.957	84.165
33	7.097	6.694	6.452	7.662	8.065	76	79.229	n/a	n/a	n/a	90.033
34	7.450	7.027	6.773	8.043	8.466	77	84.854	n/a	n/a	n/a	96.425
35	7.825	7.380	7.114	8.447	8.892	78	90.966	n/a	n/a	n/a	103.370
36	8.224	7.756	7.476	8.878	9.345	79	97.574	n/a	n/a	n/a	110.879
37	8.644	8.153	7.858	9.332	9.823	80	104.679	n/a	n/a	n/a	118.953
38	9.091	8.575	8.265	9.814	10.331	81	112.323	n/a	n/a	n/a	127.640
39	9.564	9.020	8.694	10.325	10.868	82	120.494	n/a	n/a	n/a	136.925
40	10.064	9.492	9.149	10.864	11.436	83	129.291	n/a	n/a	n/a	146.922
41	10.593	9.992	9.630	11.436	12.038	84	138.796	n/a	n/a	n/a	157.723
42	11.154	10.520	10.140	12.041	12.675	85	149.046	n/a	n/a	n/a	169.370

4

Female Insureds

Issue	Standard	Select Preferred	Select Preferred Plus	Preferred	Standard	Issue	Standard	Select Preferred	Select Preferred Plus	Preferred	Standard
Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco	Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco
0	1.316	n/a	n/a	n/a	n/a	43	9.803	9.246	8.912	10.583	11.140
1	1.375	n/a	n/a	n/a	n/a	44	10.318	9.732	9.380	11.139	11.725
2	1.429	n/a	n/a	n/a	n/a	45	10.862	10.245	9.874	11.726	12.343
3	1.491	n/a	n/a	n/a	n/a	46	11.437	10.788	10.398	12.347	12.997
4	1.558	n/a	n/a	n/a	n/a	47	12.045	11.361	10.950	13.004	13.688
5	1.631	n/a	n/a	n/a	n/a	48	12.686	11.965	11.533	13.695	14.416
6	1.706	n/a	n/a	n/a	n/a	49	13.363	12.604	12.148	14.426	15.185
7	1.787	n/a	n/a	n/a	n/a	50	14.076	13.276	12.796	15.195	15.995
8	1.870	n/a	n/a	n/a	n/a	51	14.828	13.986	13.480	16.008	16.850
9	1.958	n/a	n/a	n/a	n/a	52	15.620	14.733	14.200	16.863	17.750
10	2.050	n/a	n/a	n/a	n/a	53	16.454	15.519	14.958	17.763	18.698
11	2.147	n/a	n/a	n/a	n/a	54	17.332	16.348	15.757	18.711	19.696
12	2.249	n/a	n/a	n/a	n/a	55	18.259	17.222	16.599	19.712	20.749
13	2.355	n/a	n/a	n/a	n/a	56	19.236	18.143	17.487	20.766	21.859
14	2.464	n/a	n/a	n/a	n/a	57	20.265	19.113	18.422	21.877	23.028
15	2.579	n/a	n/a	n/a	n/a	58	21.350	20.137	19.409	23.048	24.261
16	2.699	n/a	n/a	n/a	n/a	59	22.495	21.216	20.450	24.284	25.562
17	2.823	n/a	n/a	n/a	n/a	60	23.707	22.360	21.552	25.593	26.940
18	2.954	2.786	2.686	3.189	3.357	61	24.994	23.574	22.722	26.982	28.402
19	3.091	2.916	2.810	3.337	3.513	62	26.361	24.863	23.965	28.458	29.956
20	3.235	3.051	2.941	3.492	3.676	63	27.816	26.235	25.287	30.029	31.609
21	3.385	3.193	3.078	3.655	3.847	64	29.367	27.699	26.698	31.703	33.372
22	3.545	3.343	3.222	3.827	4.028	65	31.024	29.261	28.203	33.491	35.254
23	3.712	3.501	3.374	4.007	4.218	66	32.793	30.930	29.812	35.402	37.265
24	3.890	3.669	3.536	4.199	4.420	67	34.687	32.716	31.534	37.446	39.417
25	4.075	3.844	3.705	4.399	4.631	68	36.716	34.630	33.378	39.637	41.723
26	4.272	4.030	3.884	4.612	4.855	69	38.892	36.683	35.357	41.986	44.196
27	4.479	4.225	4.072	4.836	5.090	70	41.229	38.886	37.481	44.508	46.851
28	4.697	4.430	4.270	5.070	5.337	71	43.739	41.253	39.762	47.218	49.703
29	4.925	4.646	4.478	5.317	5.597	72	46.433	43.795	42.212	50.127	52.765
30	5.166	4.873	4.697	5.577	5.871	73	49.328	46.525	44.843	53.251	56.054
31	5.422	5.114	4.929	5.853	6.161	74	52.442	49.462	47.674	56.613	59.593
32	5.690	5.367	5.173	6.143	6.466	75	55.798	52.628	50.726	60.237	63.407
33	5.973	5.633	5.430	6.448	6.787	76	59.424	n/a	n/a	n/a	67.527
34	6.271	5.915	5.701	6.770	7.126	77	63.348	n/a	n/a	n/a	71.986
35	6.584	6.210	5.986	7.108	7.482	78	67.606	n/a	n/a	n/a	76.825
36	6.914	6.521	6.286	7.464	7.857	79	72.238	n/a	n/a	n/a	82.089
37	7.261	6.848	6.601	7.838	8.251	80	77.295	n/a	n/a	n/a	87.835
38	7.627	7.194	6.934	8.234	8.667	81	82.836	n/a	n/a	n/a	94.132
39	8.014	7.559	7.286	8.652	9.107	82	88.784	n/a	n/a	n/a	100.891
40	8.424	7.946	7.658	9.094	9.573	83	95.157	n/a	n/a	n/a	108.133
41	8.858	8.355	8.053	9.563	10.066	84	102.064	n/a	n/a	n/a	115.982
42	9.317	8.788	8.470	10.059	10.588	85	109.558	n/a	n/a	n/a	124.498

5

"Bands" as used in the Administrative Target Factor and Surrender Charge Percentage tables below correspond to particular ranges of Specified Amount:  Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.

Administrative Target Factor

Age	Band 2	Band 3	Band 4	Band 5	Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00	43	7.50	4.90	4.90	4.90
1	6.00	4.00	4.00	4.00	44	7.50	4.95	4.95	4.95
2	6.00	4.00	4.00	4.00	45	7.50	5.00	5.00	5.00
3	6.00	4.00	4.00	4.00	46	7.50	5.00	5.00	5.00
4	6.00	4.00	4.00	4.00	47	7.50	5.00	5.00	5.00
5	6.00	4.00	4.00	4.00	48	7.50	5.00	5.00	5.00
6	6.00	4.00	4.00	4.00	49	7.50	5.00	5.00	5.00
7	6.00	4.00	4.00	4.00	50	7.50	5.00	5.00	5.00
8	6.00	4.00	4.00	4.00	51	7.50	5.00	5.00	5.00
9	6.00	4.00	4.00	4.00	52	7.50	5.00	5.00	5.00
10	6.00	4.00	4.00	4.00	53	7.50	5.00	5.00	5.00
11	6.00	4.00	4.00	4.00	54	7.50	5.00	5.00	5.00
12	6.00	4.00	4.00	4.00	55	7.50	5.00	5.00	5.00
13	6.00	4.00	4.00	4.00	56	7.50	5.00	5.00	5.00
14	6.00	4.00	4.00	4.00	57	7.50	5.00	5.00	5.00
15	6.00	4.00	4.00	4.00	58	7.50	5.00	5.00	5.00
16	6.00	4.00	4.00	4.00	59	7.50	5.00	5.00	5.00
17	6.00	4.00	4.00	4.00	60	7.50	5.00	5.00	5.00
18	6.00	4.00	4.00	4.00	61	7.50	5.00	5.00	5.00
19	6.00	4.00	4.00	4.00	62	7.50	5.00	5.00	5.00
20	6.00	4.00	4.00	4.00	63	7.50	5.00	5.00	5.00
21	6.00	4.00	4.00	4.00	64	7.50	5.00	5.00	5.00
22	6.00	4.00	4.00	4.00	65	7.50	5.00	5.00	5.00
23	6.00	4.00	4.00	4.00	66	7.60	5.15	5.15	5.15
24	6.00	4.00	4.00	4.00	67	7.70	5.30	5.30	5.30
25	6.00	4.00	4.00	4.00	68	7.80	5.45	5.45	5.45
26	6.15	4.05	4.05	4.05	69	7.90	5.60	5.60	5.60
27	6.30	4.10	4.10	4.10	70	8.00	5.75	5.75	5.75
28	6.45	4.15	4.15	4.15	71	8.10	5.90	5.90	5.90
29	6.60	4.20	4.20	4.20	72	8.20	6.05	6.05	6.05
30	6.75	4.25	4.25	4.25	73	8.30	6.20	6.20	6.20
31	6.90	4.30	4.30	4.30	74	8.40	6.35	6.35	6.35
32	7.05	4.35	4.35	4.35	75	8.50	6.50	6.50	6.50
33	7.20	4.40	4.40	4.40	76	8.55	6.65	6.65	6.65
34	7.35	4.45	4.45	4.45	77	8.60	6.80	6.80	6.80
35	7.50	4.50	4.50	4.50	78	8.65	6.95	6.95	6.95
36	7.50	4.55	4.55	4.55	79	8.70	7.10	7.10	7.10
37	7.50	4.60	4.60	4.60	80	8.75	7.25	7.25	7.25
38	7.50	4.65	4.65	4.65	81	8.80	7.40	7.40	7.40
39	7.50	4.70	4.70	4.70	82	8.85	7.55	7.55	7.55
40	7.50	4.75	4.75	4.75	83	8.90	7.70	7.70	7.70
41	7.50	4.80	4.80	4.80	84	8.95	7.85	7.85	7.85
42	7.50	4.85	4.85	4.85	85	9.00	8.00	8.00	8.00

6

Surrender Charge Percentage

Issue			Issue
Age	Male	Female	Age	Male	Female
0	65.0%	65.0%	43	65.0%	65.0%
1	65.0%	65.0%	44	65.0%	65.0%
2	65.0%	65.0%	45	65.0%	65.0%
3	65.0%	65.0%	46	65.0%	65.0%
4	65.0%	65.0%	47	65.0%	65.0%
5	65.0%	65.0%	48	65.0%	65.0%
6	65.0%	65.0%	49	65.0%	65.0%
7	65.0%	65.0%	50	65.0%	65.0%
8	65.0%	65.0%	51	65.0%	65.0%
9	65.0%	65.0%	52	65.0%	65.0%
10	65.0%	65.0%	53	65.0%	65.0%
11	65.0%	65.0%	54	65.0%	65.0%
12	65.0%	65.0%	55	65.0%	65.0%
13	65.0%	65.0%	56	65.0%	65.0%
14	65.0%	65.0%	57	65.0%	65.0%
15	65.0%	65.0%	58	65.0%	65.0%
16	65.0%	65.0%	59	65.0%	65.0%
17	65.0%	65.0%	60	65.0%	65.0%
18	65.0%	65.0%	61	65.0%	65.0%
19	65.0%	65.0%	62	65.0%	65.0%
20	65.0%	65.0%	63	65.0%	65.0%
21	65.0%	65.0%	64	65.0%	65.0%
22	65.0%	65.0%	65	65.0%	65.0%
23	65.0%	65.0%	66	65.0%	65.0%
24	65.0%	65.0%	67	65.0%	65.0%
25	65.0%	65.0%	68	65.0%	65.0%
26	65.0%	65.0%	69	65.0%	65.0%
27	65.0%	65.0%	70	65.0%	65.0%
28	65.0%	65.0%	71	65.0%	65.0%
29	65.0%	65.0%	72	64.0%	65.0%
30	65.0%	65.0%	73	59.0%	65.0%
31	65.0%	65.0%	74	55.0%	65.0%
32	65.0%	65.0%	75	51.0%	65.0%
33	65.0%	65.0%	76	48.0%	65.0%
34	65.0%	65.0%	77	44.0%	60.0%
35	65.0%	65.0%	78	41.0%	56.0%
36	65.0%	65.0%	79	38.0%	52.0%
37	65.0%	65.0%	80	35.0%	49.0%
38	65.0%	65.0%	81	33.0%	45.0%
39	65.0%	65.0%	82	30.0%	42.0%
40	65.0%	65.0%	83	28.0%	39.0%
41	65.0%	65.0%	84	26.0%	36.0%
42	65.0%	65.0%	85	24.0%	33.0%

7

Maximum Surrender Charge Calculation with the Accumulation Rider

The maximum surrender charge under the policy is based on the following calculation.  Examples of how to calculate the surrender charge for your policy are provided in Appendix D of the prospectus.

Maximum Surrender Charge equals: the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e) where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

(p)	= is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option; from the "Surrender Charge Percentage" chart below;

(c)	= the Specified Amount divided by 1,000;

(d)	= the applicable rate from the "Administrative Target Factor" chart below;

(e)
= the applicable percentage from the "Reduction of Surrender Charges with the Accumulation Rider" table in the "Surrender Charges" section of the prospectus or, if one of the Surrender Charge Waiver Options is elected, the "Reduction of Surrender Charges Schedules" table in the "Accumulation Rider" section of the prospectus.

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.  The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option.

Surrender Target Factor

Issue Age	Male	Female	Age	Male	Female	Age	Male	Female	Age	Male	Female
0	1.917	1.508	23	5.180	4.253	46	15.715	13.098	69	57.533	44.483
1	1.967	1.575	24	5.408	4.456	47	16.555	13.794	70	61.214	47.151
2	2.039	1.637	25	5.647	4.669	48	17.444	14.527	71	65.204	50.016
3	2.125	1.708	26	5.900	4.894	49	18.394	15.302	72	69.535	53.091
4	2.221	1.786	27	6.165	5.131	50	19.411	16.118	73	74.176	56.393
5	2.325	1.868	28	6.444	5.380	51	20.496	16.978	74	79.176	59.946
6	2.436	1.955	29	6.740	5.642	52	21.654	17.884	75	84.594	63.775
7	2.552	2.047	30	7.055	5.919	53	22.886	18.838	76	90.474	67.909
8	2.674	2.143	31	7.391	6.211	54	24.195	19.843	77	96.879	72.382
9	2.803	2.243	32	7.749	6.518	55	25.582	20.903	78	103.836	77.234
10	2.938	2.349	33	8.129	6.842	56	27.049	22.020	79	111.356	82.512
11	3.081	2.460	34	8.534	7.183	57	28.604	23.197	80	119.438	88.272
12	3.230	2.577	35	8.963	7.542	58	30.252	24.438	81	128.132	94.582
13	3.384	2.698	36	9.419	7.919	59	32.018	25.747	82	137.421	101.353
14	3.543	2.823	37	9.901	8.317	60	33.911	27.134	83	147.421	108.605
15	3.707	2.955	38	10.412	8.736	61	35.934	28.605	84	158.220	116.462
16	3.872	3.092	39	10.953	9.179	62	38.087	30.168	85	169.864	124.985
17	4.040	3.235	40	11.526	9.649	63	40.370	31.830
18	4.209	3.384	41	12.132	10.145	64	42.787	33.603
19	4.385	3.541	42	12.773	10.671	65	45.353	35.495
20	4.568	3.706	43	13.451	11.228	66	48.082	37.517
21	4.761	3.879	44	14.166	11.817	67	51.001	39.681
22	4.965	4.061	45	14.920	12.439	68	54.143	41.998

8

Administrative Target Factor

"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount:  Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

Age	Band 2	Band 3	Band 4	Band 5	Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00	43	7.50	4.90	4.90	4.90
1	6.00	4.00	4.00	4.00	44	7.50	4.95	4.95	4.95
2	6.00	4.00	4.00	4.00	45	7.50	5.00	5.00	5.00
3	6.00	4.00	4.00	4.00	46	7.50	5.00	5.00	5.00
4	6.00	4.00	4.00	4.00	47	7.50	5.00	5.00	5.00
5	6.00	4.00	4.00	4.00	48	7.50	5.00	5.00	5.00
6	6.00	4.00	4.00	4.00	49	7.50	5.00	5.00	5.00
7	6.00	4.00	4.00	4.00	50	7.50	5.00	5.00	5.00
8	6.00	4.00	4.00	4.00	51	7.50	5.00	5.00	5.00
9	6.00	4.00	4.00	4.00	52	7.50	5.00	5.00	5.00
10	6.00	4.00	4.00	4.00	53	7.50	5.00	5.00	5.00
11	6.00	4.00	4.00	4.00	54	7.50	5.00	5.00	5.00
12	6.00	4.00	4.00	4.00	55	7.50	5.00	5.00	5.00
13	6.00	4.00	4.00	4.00	56	7.50	5.00	5.00	5.00
14	6.00	4.00	4.00	4.00	57	7.50	5.00	5.00	5.00
15	6.00	4.00	4.00	4.00	58	7.50	5.00	5.00	5.00
16	6.00	4.00	4.00	4.00	59	7.50	5.00	5.00	5.00
17	6.00	4.00	4.00	4.00	60	7.50	5.00	5.00	5.00
18	6.00	4.00	4.00	4.00	61	7.50	5.00	5.00	5.00
19	6.00	4.00	4.00	4.00	62	7.50	5.00	5.00	5.00
20	6.00	4.00	4.00	4.00	63	7.50	5.00	5.00	5.00
21	6.00	4.00	4.00	4.00	64	7.50	5.00	5.00	5.00
22	6.00	4.00	4.00	4.00	65	7.50	5.00	5.00	5.00
23	6.00	4.00	4.00	4.00	66	7.60	5.15	5.15	5.15
24	6.00	4.00	4.00	4.00	67	7.70	5.30	5.30	5.30
25	6.00	4.00	4.00	4.00	68	7.80	5.45	5.45	5.45
26	6.15	4.05	4.05	4.05	69	7.90	5.60	5.60	5.60
27	6.30	4.10	4.10	4.10	70	8.00	5.75	5.75	5.75
28	6.45	4.15	4.15	4.15	71	8.10	5.90	5.90	5.90
29	6.60	4.20	4.20	4.20	72	8.20	6.05	6.05	6.05
30	6.75	4.25	4.25	4.25	73	8.30	6.20	6.20	6.20
31	6.90	4.30	4.30	4.30	74	8.40	6.35	6.35	6.35
32	7.05	4.35	4.35	4.35	75	8.50	6.50	6.50	6.50
33	7.20	4.40	4.40	4.40	76	8.55	6.65	6.65	6.65
34	7.35	4.45	4.45	4.45	77	8.60	6.80	6.80	6.80
35	7.50	4.50	4.50	4.50	78	8.65	6.95	6.95	6.95
36	7.50	4.55	4.55	4.55	79	8.70	7.10	7.10	7.10
37	7.50	4.60	4.60	4.60	80	8.75	7.25	7.25	7.25
38	7.50	4.65	4.65	4.65	81	8.80	7.40	7.40	7.40
39	7.50	4.70	4.70	4.70	82	8.85	7.55	7.55	7.55
40	7.50	4.75	4.75	4.75	83	8.90	7.70	7.70	7.70
41	7.50	4.80	4.80	4.80	84	8.95	7.85	7.85	7.85
42	7.50	4.85	4.85	4.85	85	9.00	8.00	8.00	8.00

9

Surrender Charge Percentage

"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount:  Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

Issue	Death Benefit Options 1 and 3
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.84351	0.83142	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.81944	0.80268	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.79740	0.77680	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.77778	0.75392	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.76043	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.74505	0.71536	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.73161	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.72010	0.68600	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.71004	0.67440	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.72320	0.68961	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.73346	0.70130	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.74329	0.71266	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.75284	0.72348	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.76221	0.73396	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.77131	0.74403	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.78003	0.75374	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78849	0.76314	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

10

45	0.79649	0.77226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80340	0.78028	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.80999	0.78810	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.81624	0.79572	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82243	0.80302	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.79892	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
69	0.70009	0.85000	0.75695	0.85000	0.77377	0.85000	0.78292	0.85000
70	0.65445	0.85000	0.70706	0.85000	0.72240	0.85000	0.73065	0.85000
71	0.61120	0.79980	0.65983	0.85000	0.67379	0.85000	0.68120	0.85000
72	0.57015	0.74971	0.61503	0.80855	0.62770	0.82520	0.63435	0.83393
73	0.53135	0.70216	0.57273	0.75666	0.58422	0.77183	0.59016	0.77967
74	0.49452	0.65698	0.53264	0.70740	0.54304	0.72120	0.54832	0.72821
75	0.45964	0.61401	0.49471	0.66062	0.50409	0.67313	0.50878	0.67939
76	0.42735	0.57387	0.45902	0.61615	0.46778	0.62789	0.47215	0.63376
77	0.39707	0.53555	0.42560	0.57382	0.43377	0.58482	0.43785	0.59032
78	0.36872	0.49903	0.39437	0.53358	0.40198	0.54387	0.40579	0.54902
79	0.34239	0.46476	0.36541	0.49588	0.37250	0.50551	0.37605	0.51032
80	0.31783	0.43278	0.33845	0.46074	0.34506	0.46973	0.34837	0.47423
81	0.29489	0.40263	0.31332	0.42767	0.31948	0.43607	0.32256	0.44027
82	0.27354	0.37437	0.28999	0.39675	0.29573	0.40459	0.29860	0.40851
83	0.25376	0.34792	0.26841	0.36788	0.27375	0.37520	0.27642	0.37885
84	0.23555	0.32254	0.24857	0.34029	0.25355	0.34709	0.25604	0.35050
85	0.21890	0.29926	0.23045	0.31498	0.23509	0.32133	0.23741	0.32450

11

Issue	Death Benefit Option 2
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75264	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.74648	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.74145	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.73722	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.73384	0.69665	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.73141	0.69435	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.72961	0.69296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.72864	0.69234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.70967	0.67024	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.69279	0.65067	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.67763	0.63347	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.66460	0.61881	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.65357	0.60607	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.64425	0.59547	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.63662	0.58678	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.63065	0.57976	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.62588	0.57442	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.65336	0.60646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.66790	0.62315	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.68177	0.63925	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.69514	0.65457	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.70812	0.66930	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.72062	0.68338	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.73255	0.69689	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.74402	0.70988	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.75485	0.72238	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.76274	0.73155	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.77033	0.74054	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.77759	0.74933	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

12

49	0.78482	0.75782	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.84789	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83129	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.77940	0.85000	0.84553	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
69	0.68282	0.85000	0.73968	0.85000	0.75649	0.85000	0.76564	0.85000
70	0.63822	0.83139	0.69083	0.85000	0.70617	0.85000	0.71441	0.85000
71	0.59597	0.77987	0.64460	0.84333	0.65855	0.85000	0.66597	0.85000
72	0.55587	0.73095	0.60075	0.78978	0.61342	0.80644	0.62007	0.81517
73	0.51797	0.68450	0.55935	0.73900	0.57084	0.75417	0.57678	0.76201
74	0.48201	0.64037	0.52013	0.69079	0.53052	0.70459	0.53581	0.71160
75	0.44795	0.59841	0.48302	0.64502	0.49239	0.65753	0.49708	0.66379
76	0.41643	0.55923	0.44810	0.60151	0.45686	0.61325	0.46123	0.61912
77	0.38688	0.52184	0.41541	0.56011	0.42358	0.57111	0.42766	0.57661
78	0.35923	0.48619	0.38488	0.52075	0.39249	0.53104	0.39630	0.53618
79	0.33354	0.45276	0.35656	0.48388	0.36365	0.49351	0.36720	0.49832
80	0.30958	0.42156	0.33020	0.44952	0.33682	0.45851	0.34012	0.46301
81	0.28721	0.39216	0.30564	0.41719	0.31180	0.42559	0.31488	0.42979
82	0.26638	0.36460	0.28283	0.38698	0.28857	0.39482	0.29144	0.39874
83	0.24709	0.33880	0.26174	0.35876	0.26709	0.36608	0.26976	0.36973
84	0.22934	0.31405	0.24236	0.33180	0.24734	0.33860	0.24983	0.34201
85	0.21311	0.29135	0.22466	0.30708	0.22930	0.31342	0.23162	0.31659

13

Guaranteed Maximum Monthly Underwriting and Distribution Charge Rates with the Accumulation Rider

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
20	0.23	0.08	0.03	0.35	0.22	0.17
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30

14

45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
71	0.77	0.56	0.55	0.95	0.74	0.73
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01

15

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of the Insured	Applicable Percentage	Attained Age of the Insured	Applicable Percentage

0-40	250%	70	115%
41	243%	71	113%
42	236%	72	111%
43	229%	73	109%
44	222%	74	107%
45	215%	75	105%
46	209%	76	105%
47	203%	77	105%
48	197%	78	105%
49	191%	79	105%
50	185%	80	105%
51	178%	81	105%
52	171%	82	105%
53	164%	83	105%
54	157%	84	105%
55	150%	85	105%

16

56	146%	86	105%
57	142%	87	105%
58	138%	88	105%
59	134%	89	105%
60	130%	90	105%
61	128%	91	104%
62	126%	92	103%
63	124%	93	102%
64	122%	94	101%
65	120%	95	100%
66	119%	96	100%
67	118%	97	100%
68	117%	98	100%
69	116%	99-120	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 2001CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and underwriting classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco select preferred issue age 55.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	244%	16	162%	31	122%
2	237%	17	158%	32	120%
3	230%	18	155%	33	119%
4	223%	19	151%	34	117%
5	216%	20	148%	35	116%
6	210%	21	145%	36	115%
7	204%	22	142%	37	114%
8	199%	23	139%	38	113%
9	193%	24	137%	39	112%
10	188%	25	134%	40	111%
11	183%	26	132%	41	110%
12	179%	27	129%	42	109%
13	174%	28	127%	43	107%
14	170%	29	125%	44	106%
15	166%	30	124%	45	103%
				46+	100%

17

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance

Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
128,314 shares (cost $1,927,873)	$2,069,697
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
55,097 shares (cost $1,680,642)	1,941,619
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
3,550 shares (cost $18,617)	20,557
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
63,983 shares (cost $2,765,807)	3,606,063
Investors Growth Stock Series - Initial Class (MIGIC)
520 shares (cost $4,449)	5,725
Value Series - Initial Class (MVFIC)
210,088 shares (cost $2,285,031)	2,726,940
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
580 shares (cost $8,175)	8,944
Core Plus Fixed Income Portfolio - Class I (MSVFI)
8,651 shares (cost $84,900)	86,593
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
5,031 shares (cost $57,161)	55,189
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
94,468 shares (cost $1,317,373)	1,340,499
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
183,356 shares (cost $2,869,300)	3,173,893
American Funds NVIT Bond Fund - Class II (GVABD2)
46,843 shares (cost $503,839)	518,080
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
47,133 shares (cost $846,638)	1,028,908
American Funds NVIT Growth Fund - Class II (GVAGR2)
33,441 shares (cost $1,478,544)	1,815,488
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
25,018 shares (cost $826,879)	922,419
Federated NVIT High Income Bond Fund - Class III (HIBF3)
140,386 shares (cost $917,764)	960,238
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
166,453 shares (cost $1,795,989)	2,192,188
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
33,317 shares (cost $250,233)	298,852
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
888 shares (cost $9,111)	10,004
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
35,966 shares (cost $294,762)	321,898
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
69,764 shares (cost $534,958)	721,362
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
173,764 shares (cost $1,450,232)	1,555,187
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
169,738 shares (cost $1,628,743)	1,772,065
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
199,567 shares (cost $1,765,403)	2,023,614
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
53,738 shares (cost $550,527)	561,560
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
505,724 shares (cost $4,784,027)	5,208,956
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
538,603 shares (cost $4,734,924)	5,364,489
(Continued)

3

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
52,408 shares (cost $503,950)	551,335
NVIT Core Bond Fund - Class I (NVCBD1)
76,914 shares (cost $810,624)	809,901
NVIT Core Plus Bond Fund - Class I (NVLCP1)
15,956 shares (cost $178,866)	177,115
NVIT Fund - Class I (TRF)
84,369 shares (cost $627,991)	768,606
NVIT Government Bond Fund - Class I (GBF)
139,216 shares (cost $1,657,418)	1,599,595
NVIT International Index Fund - Class VI (GVIX6)
80,617 shares (cost $641,204)	687,662
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
300,124 shares (cost $2,447,657)	2,785,149
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
24,561 shares (cost $301,951)	319,294
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
72,780 shares (cost $954,513)	1,037,117
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
108,020 shares (cost $1,057,322)	1,100,728
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
624,663 shares (cost $5,994,196)	6,596,445
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
933,772 shares (cost $8,750,938)	9,711,224
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
41,692 shares (cost $412,679)	434,426
NVIT Mid Cap Index Fund - Class I (MCIF)
33,210 shares (cost $480,453)	613,065
NVIT Money Market Fund - Class I (SAM)
6,170,036 shares (cost $6,170,036)	6,170,036
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
84,798 shares (cost $659,994)	829,327
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
72,385 shares (cost $678,156)	735,427
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
111,734 shares (cost $972,906)	1,073,762
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
25,026 shares (cost $205,737)	224,732
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
138,612 shares (cost $1,021,474)	1,474,832
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
49,535 shares (cost $434,091)	510,207
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
17,620 shares (cost $217,652)	271,875
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
31,000 shares (cost $251,318)	323,947
NVIT Multi-Manager Small Company Fund - Class I (SCF)
32,544 shares (cost $474,153)	587,751
NVIT Multi-Sector Bond Fund - Class I (MSBF)
80,117 shares (cost $676,876)	687,407
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,802 shares (cost $101,118)	101,351
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
210,296 shares (cost $3,180,560)	3,194,399
Templeton NVIT International Value Fund - Class III (NVTIV3)
66,461 shares (cost $818,502)	832,751
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
68,317 shares (cost $584,005)	692,047
(Continued)

4

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
262,362 shares (cost $1,900,675)	2,261,562
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
47,279 shares (cost $543,307)	529,524
V.I. Capital Appreciation Fund - Series I (AVCA)
990 shares (cost $18,514)	23,061
V.I. Capital Development Fund - Series I (AVCDI)
6,978 shares (cost $79,288)	93,580
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
43,239 shares (cost $640,737)	732,895
VP Inflation Protection Fund - Class II (ACVIP2)
41,000 shares (cost $443,590)	454,693
VP Mid Cap Value Fund - Class I (ACVMV1)
95,965 shares (cost $1,137,863)	1,356,949
VP Value Fund - Class I (ACVV)
89 shares (cost $501)	519
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
89,794 shares (cost $868,784)	1,095,483
Stock Index Fund, Inc. - Initial Shares (DSIF)
91,687 shares (cost $2,557,854)	2,720,348
Appreciation Portfolio - Initial Shares (DCAP)
5,175 shares (cost $162,652)	183,385
Quality Bond Fund II - Primary Shares (FQB)
11,732 shares (cost $131,032)	135,500
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
89,342 shares (cost $1,420,067)	1,781,478
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
65,597 shares (cost $1,052,398)	1,243,715
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
22,479 shares (cost $231,525)	238,283
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
80,011 shares (cost $749,115)	846,518
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
254,363 shares (cost $2,317,082)	2,594,507
VIP Fund - Growth Portfolio - Service Class (FGS)
47,503 shares (cost $1,625,353)	1,757,118
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
190,057 shares (cost $2,373,468)	2,419,422
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
106,871 shares (cost $2,744,900)	3,475,456
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
80,307 shares (cost $1,424,815)	1,339,528
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,148 shares (cost $13,275)	20,856
Franklin Income Securities Fund - Class 2 (FTVIS2)
42,832 shares (cost $572,241)	634,764
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,533 shares (cost $45,963)	48,500
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
131,012 shares (cost $1,599,191)	2,168,255
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
61,349 shares (cost $555,934)	688,951
Templeton Foreign Securities Fund - Class 3 (TIF3)
30,668 shares (cost $325,418)	436,707
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
47,120 shares (cost $854,527)	917,892
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
119,328 shares (cost $847,587)	920,017
(Continued)

5

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Brandes International Equity Fund (MFBIE)
18,187 shares (cost $207,619)	213,154
Business Opportunity Value Fund (MFBOV)
21,555 shares (cost $193,709)	222,012
Frontier Capital Appreciation Fund (MFFCA)
8,226 shares (cost $162,156)	213,392
M Large Cap Growth Fund (MFTCG)
12,366 shares (cost $157,607)	200,693
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,539 shares (cost $16,779)	18,871
Socially Responsive Portfolio - I Class Shares (AMSRS)
10,712 shares (cost $124,709)	159,182
Global Securities Fund/VA - Class 3 (OVGS3)
27,510 shares (cost $717,186)	839,040
High Income Fund/VA - Class 3 (OVHI3)
35,134 shares (cost $63,315)	75,188
High Income Fund/VA - Non-Service Shares (OVHI)
710 shares (cost $1,204)	1,512
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
44,463 shares (cost $777,511)	928,383
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
26,558 shares (cost $361,750)	469,009
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
38,059 shares (cost $413,934)	433,873
Low Duration Portfolio - Administrative Class (PMVLDA)
125,805 shares (cost $1,318,317)	1,313,408
Blue Chip Growth Portfolio - II (TRBCG2)
46 shares (cost $491)	509
Equity Income Portfolio - II (TREI2)
16 shares (cost $298)	308
Health Sciences Portfolio - II (TRHS2)
916 shares (cost $12,815)	13,326
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
5,046 shares (cost $175,767)	190,130
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
337,044 shares (cost $3,068,395)	3,340,650
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
7,912 shares (cost $66,686)	75,863
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
52,422 shares (cost $291,390)	293,333
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
18,310 shares (cost $183,952)	218,076
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
31,211 shares (cost $176,700)	214,087
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
14,980 shares (cost $76,556)	95,792
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
45,492 shares (cost $240,183)	306,102
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
14,681 shares (cost $128,872)	152,353
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
91,929 shares (cost $297,776)	320,906
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
21,397 shares (cost $152,345)	182,064
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
7,420 shares (cost $106,508)	128,250
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
3,144 shares (cost $51,450)	69,528
(Continued)

6

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
13,552 shares (cost $91,705)	117,771
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
148,574 shares (cost $148,574)	148,574
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
47,307 shares (cost $215,592)	244,040
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
17,769 shares (cost $91,374)	94,599
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
167,689 shares (cost $770,057)	883,555
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
175,663 shares (cost $822,815)	943,629
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
10,144 shares (cost $50,367)	54,172
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
7,315 shares (cost $37,785)	47,389
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
18,934 shares (cost $279,080)	316,761
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
12,245 shares (cost $102,097)	128,945
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
8,957 shares (cost $120,588)	150,315
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,147 shares (cost $49,447)	61,414
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
36,531 shares (cost $261,596)	294,076

Total Investments	$130,506,240
Accounts Receivable - Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	11,255
Other Accounts Receivable	36,863

$130,554,358

Contract Owners’ Equity:
Accumulation units	130,554,358

Total Contract Owners’ Equity (note 8)	$130,554,358

See accompanying notes to financial statements.

7

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA2	JACAS	JAGTS2	JAIGS2	MIGIC	MVFIC	MVIVSC
Reinvested dividends	$1,345,207	21,252	4,078	-	15,877	21	34,033	-

Net investment income (loss)	1,345,207	21,252	4,078	-	15,877	21	34,033	-

Realized gain (loss) on investments	(1,941,770)	6,754	(74,505)	198	(127,836)	(77)	(53,841)	10
Change in unrealized gain (loss) on investments	14,124,785	137,950	216,500	1,940	773,754	708	298,691	770

Net gain (loss) on investments	12,183,015	144,704	141,995	2,138	645,918	631	244,850	780

Reinvested capital gains	690,661	10,626	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,218,883	176,582	146,073	2,138	661,795	652	278,883	780

Investment Activity:	MSVFI	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$5,001	3,104	2,235	21,730	8,949	6,235	2,446	5,807

Net investment income (loss)	5,001	3,104	2,235	21,730	8,949	6,235	2,446	5,807

Realized gain (loss) on investments	(2,979)	367	5,756	73,347	20,640	(7,938)	(116,066)	13,608
Change in unrealized gain (loss) on investments	4,740	(967)	20,263	221,380	1,840	95,323	397,263	53,865

Net gain (loss) on investments	1,761	(600)	26,019	294,727	22,480	87,385	281,197	67,473

Reinvested capital gains	-	1,270	3,199	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,762	3,774	31,453	316,457	31,429	93,620	283,643	73,280

(Continued)

8

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$63,038	1,396	2,288	68	617	4,499	4,332	14,388

Net investment income (loss)	63,038	1,396	2,288	68	617	4,499	4,332	14,388

Realized gain (loss) on investments	(3,567)	(262,357)	15,713	198	5,177	(27,267)	29,264	62,363
Change in unrealized gain (loss) on investments	22,111	556,660	8,667	806	6,862	170,874	26,505	75,006

Net gain (loss) on investments	18,544	294,303	24,380	1,004	12,039	143,607	55,769	137,369

Reinvested capital gains	-	-	-	-	25,016	-	109,859	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,582	295,699	26,668	1,072	37,672	148,106	169,960	151,757

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$10,939	4,427	25,324	26,096	5,701	20,071	3,038	8,021

Net investment income (loss)	10,939	4,427	25,324	26,096	5,701	20,071	3,038	8,021

Realized gain (loss) on investments	43,265	8,059	66,982	160,043	19,899	9,802	1,309	(132,510)
Change in unrealized gain (loss) on investments	138,985	3,893	298,900	365,900	20,308	3,221	(1,875)	219,168

Net gain (loss) on investments	182,250	11,952	365,882	525,943	40,207	13,023	(566)	86,658

Reinvested capital gains	72	7,295	-	-	895	8,003	3,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	$193,261	23,674	391,206	552,039	46,803	41,097	6,226	94,679

(Continued)

9

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$53,952	398	11,824	36,731	1,469	7,378	15,452	74,099

Net investment income (loss)	53,952	398	11,824	36,731	1,469	7,378	15,452	74,099

Realized gain (loss) on investments	28,714	7,337	(11,990)	(72,557)	702	3,575	11,240	(97,119)
Change in unrealized gain (loss) on investments	(48,815)	(6,991)	57,579	374,887	17,072	81,045	17,304	576,220

Net gain (loss) on investments	(20,101)	346	45,589	302,330	17,774	84,620	28,544	479,101

Reinvested capital gains	60,471	-	-	-	496	1,569	1,987	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,322	744	57,413	339,061	19,739	93,567	45,983	553,200

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$128,710	7,488	6,762	8	5,906	15,570	495	1,294

Net investment income (loss)	128,710	7,488	6,762	8	5,906	15,570	495	1,294

Realized gain (loss) on investments	(221,773)	11,559	(55,793)	-	(34,341)	(58,980)	80,362	7,152
Change in unrealized gain (loss) on investments	1,104,162	11,268	166,462	-	149,225	93,970	(17,678)	8,104

Net gain (loss) on investments	882,389	22,827	110,669	-	114,884	34,990	62,684	15,256

Reinvested capital gains	-	-	619	-	-	-	42,453	8,756

Net increase (decrease) in contract owners’ equity resulting from operations	$1,011,099	30,315	118,050	8	120,790	50,560	105,632	25,306

(Continued)

10

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	6,710	-	1,511	1,246	36,931	1,251	-

Net investment income (loss)	-	6,710	-	1,511	1,246	36,931	1,251	-

Realized gain (loss) on investments	48,616	35,136	1,586	(25,517)	(10,714)	(10,559)	63	13,137
Change in unrealized gain (loss) on investments	272,504	20,476	47,272	89,942	123,404	24,705	620	(6,517)

Net gain (loss) on investments	321,120	55,612	48,858	64,425	112,690	14,146	683	6,620

Reinvested capital gains	-	22,721	-	-	-	-	189	-

Net increase (decrease) in contract owners’ equity resulting from operations	$321,120	85,043	48,858	65,936	113,936	51,077	2,123	6,620

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVCA	AVCDI
Reinvested dividends	$-	191	17,060	8,861	34,887	28,965	156	-

Net investment income (loss)	-	191	17,060	8,861	34,887	28,965	156	-

Realized gain (loss) on investments	(4,824)	3,737	59,826	(29,440)	35,467	(8,093)	(1,611)	30,973
Change in unrealized gain (loss) on investments	10,765	13,026	(136,098)	104,827	228,757	5,260	4,546	(10,852)

Net gain (loss) on investments	5,941	16,763	(76,272)	75,387	264,224	(2,833)	2,935	20,121

Reinvested capital gains	-	1,183	112,563	-	166,880	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,941	18,137	53,351	84,248	465,991	26,132	3,091	20,121

(Continued)

11

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ALVSVA	ACVIP2	ACVMV1	ACVV	DVSCS	DSIF	DCAP	FVMOS
Reinvested dividends	$1,533	5,755	25,481	10,890	3,819	41,837	951	1,904

Net investment income (loss)	1,533	5,755	25,481	10,890	3,819	41,837	951	1,904

Realized gain (loss) on investments	30,136	8,113	2,345	(148,481)	(65,725)	(75,816)	(1,784)	(3,705)
Change in unrealized gain (loss) on investments	74,540	3,387	177,078	212,246	273,621	362,889	19,070	2,255

Net gain (loss) on investments	104,676	11,500	179,423	63,765	207,896	287,073	17,286	(1,450)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$106,209	17,255	204,904	74,655	211,715	328,910	18,237	454

Investment Activity:	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS
Reinvested dividends	$5,773	1,153	5,628	19,745	4,659	16,110	46,236	2,742

Net investment income (loss)	5,773	1,153	5,628	19,745	4,659	16,110	46,236	2,742

Realized gain (loss) on investments	1,985	(548,686)	(65,796)	(78,465)	(331)	(21,911)	(32,244)	(11,344)
Change in unrealized gain (loss) on investments	1,881	846,160	378,140	206,914	8,233	96,316	233,483	325,479

Net gain (loss) on investments	3,866	297,474	312,344	128,449	7,902	74,405	201,239	314,135

Reinvested capital gains	-	-	-	-	3,102	5,238	14,923	5,019

Net increase (decrease) in contract owners’ equity resulting from operations	$9,639	298,627	317,972	148,194	15,663	95,753	262,398	321,896

(Continued)

12

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FIGBS	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$83,868	7,894	16,018	83	29,810	775	15,818	11,278

Net investment income (loss)	83,868	7,894	16,018	83	29,810	775	15,818	11,278

Realized gain (loss) on investments	28,857	(107,525)	(275,925)	(8,403)	5,397	(305)	(146,312)	(87,786)
Change in unrealized gain (loss) on investments	27,410	794,279	384,854	12,782	23,881	7,921	577,648	176,344

Net gain (loss) on investments	56,267	686,754	108,929	4,379	29,278	7,616	431,336	88,558

Reinvested capital gains	26,317	8,613	2,356	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$166,452	703,261	127,303	4,462	59,088	8,391	447,154	99,836

Investment Activity:	TIF3	FTVGI3	FTVFA2	MFBIE	MFBOV	MFFCA	MFTCG	AMINS
Reinvested dividends	$6,532	6,766	18,926	6,758	1,194	281	565	-

Net investment income (loss)	6,532	6,766	18,926	6,758	1,194	281	565	-

Realized gain (loss) on investments	(2,548)	12,207	10,319	(503)	(11,533)	(5,010)	(4,066)	105
Change in unrealized gain (loss) on investments	27,971	52,025	28,414	2,516	29,607	45,438	38,404	-

Net gain (loss) on investments	25,423	64,232	38,733	2,013	18,074	40,428	34,338	105

Reinvested capital gains	-	1,232	71	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,955	72,230	57,730	8,771	19,268	40,709	34,903	105

(Continued)

13

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$-	53	435	9,167	7,740	101	10,458	2,018

Net investment income (loss)	-	53	435	9,167	7,740	101	10,458	2,018

Realized gain (loss) on investments	(5,072)	(134,810)	20,628	(39,488)	22,166	128	(111,176)	102,402
Change in unrealized gain (loss) on investments	7,129	163,225	241	144,300	(11,101)	(10)	237,763	(27,370)

Net gain (loss) on investments	2,057	28,415	20,869	104,812	11,065	118	126,587	75,032

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,057	28,468	21,304	113,979	18,805	219	137,045	77,050

Investment Activity:	PMVFBA	PMVLDA	TRBCG2	TREI2	TRHS2	VWHAR	WRASP	WRBP
Reinvested dividends	$3,826	15,353	-	5,643	-	-	21,335	1,001

Net investment income (loss)	3,826	15,353	-	5,643	-	-	21,335	1,001

Realized gain (loss) on investments	(3)	17,900	139,038	72,979	2,962	6,083	4,301	1,066
Change in unrealized gain (loss) on investments	22,721	(485)	(80,536)	(21,688)	511	14,363	227,502	7,623

Net gain (loss) on investments	22,718	17,415	58,502	51,291	3,473	20,446	231,803	8,689

Reinvested capital gains	3,201	5,054	-	-	-	-	-	730

Net increase (decrease) in contract owners’ equity resulting from operations	$29,745	37,822	58,502	56,934	3,473	20,446	253,138	10,420
(Continued)

14

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$7,113	1,174	1,442	151	-	553	12,207	1,150

Net investment income (loss)	7,113	1,174	1,442	151	-	553	12,207	1,150

Realized gain (loss) on investments	6,935	1,008	2,656	948	6,381	483	1,865	1,409
Change in unrealized gain (loss) on investments	(424)	26,913	25,812	14,979	39,616	16,403	12,343	21,602

Net gain (loss) on investments	6,511	27,921	28,468	15,927	45,997	16,886	14,208	23,011

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,624	29,095	29,910	16,078	45,997	17,439	26,415	24,161

Investment Activity:	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$986	-	21	130	206	1,623	122	4,123

Net investment income (loss)	986	-	21	130	206	1,623	122	4,123

Realized gain (loss) on investments	1,816	5,438	2,189	-	(143)	3,629	647	23,730
Change in unrealized gain (loss) on investments	13,628	14,064	21,439	-	(15)	15,605	2,744	61,772

Net gain (loss) on investments	15,444	19,502	23,628	-	(158)	19,234	3,391	85,502

Reinvested capital gains	-	-	-	-	-	3,234	233	6,793

Net increase (decrease) in contract owners’ equity resulting from operations	$16,430	19,502	23,649	130	48	24,091	3,746	96,418
(Continued)

15

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG
Reinvested dividends	$4,808	304	498	-	-	51	317	-

Net investment income (loss)	4,808	304	498	-	-	51	317	-

Realized gain (loss) on investments	17,593	479	1,081	5,075	4,974	2,682	461	2,848
Change in unrealized gain (loss) on investments	75,867	3,079	6,123	21,310	20,877	21,252	6,946	31,014

Net gain (loss) on investments	93,460	3,558	7,204	26,385	25,851	23,934	7,407	33,862

Reinvested capital gains	8,563	521	-	5,585	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$106,831	4,383	7,702	31,970	25,851	23,985	7,724	33,862

See accompanying notes to financial statements.

16

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA2		JACAS		JAGTS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,345,207	978,116	21,252	4,253	4,078	88	-	-
Realized gain (loss) on investments	(1,941,770)	(5,481,279)	6,754	596	(74,505)	(26,303)	198	-
Change in unrealized gain (loss) on investments	14,124,785	16,822,557	137,950	3,874	216,500	273,112	1,940	-
Reinvested capital gains	690,661	772,826	10,626	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,218,883	13,092,220	176,582	8,723	146,073	246,897	2,138	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,294,324	39,536,675	634,060	235,404	565,783	223,160	7,271	-
Transfers between funds	-	-	992,184	167,280	390,415	287,085	12,746	-
Surrenders (note 6)	(2,455,460)	(2,794,698)	(1,319)	(27)	(28,277)	(9,720)	(588)	-
Death Benefits (note 4)	(687,684)	(138,927)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(871,656)	(595,724)	(6,968)	-	(12,904)	(1,389)	-	-
Deductions for surrender charges (note 2d)	(989,964)	(408,978)	(1,200)	-	(10,564)	(3,716)	(200)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,275,967)	(9,112,630)	(118,617)	(12,765)	(164,699)	(102,117)	(792)	-
Asset charges (note 3):	(373,464)	(226,129)	(1,987)	(172)	(6,006)	(2,682)	(17)	-
Adjustments to maintain reserves	(3,833)	6,565	(1,484)	1	97	64	2	-

Net equity transactions	38,636,296	26,266,154	1,494,669	389,721	733,845	390,685	18,422	-

Net change in contract owners’ equity	52,855,179	39,358,374	1,671,251	398,444	879,918	637,582	20,560	-
Contract owners’ equity beginning of period	77,699,179	38,340,805	398,444	-	1,061,558	423,976	-	-

Contract owners’ equity end of period	$130,554,358	77,699,179	2,069,695	398,444	1,941,476	1,061,558	20,560	-

CHANGES IN UNITS:
Beginning units	7,247,772	4,370,069	32,706	-	90,368	52,700	-	-
Units purchased	8,152,965	5,913,567	136,300	34,427	108,016	52,114	1,960	-
Units redeemed	(4,592,174)	(3,035,864)	(14,395)	(1,721)	(43,167)	(14,446)	(149)	-

Ending units	10,808,563	7,247,772	154,611	32,706	155,217	90,368	1,811	-

(Continued)

17

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		MIGIC		MVFIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	131	15,877	5,828	21	25	34,033	11,712
Realized gain (loss) on investments	-	(14,238)	(127,836)	(109,250)	(77)	(540)	(53,841)	(55,717)
Change in unrealized gain (loss) on investments	-	16,657	773,754	829,685	708	1,767	298,691	324,354
Reinvested capital gains	-	-	-	36,286	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,550	661,795	762,549	652	1,252	278,883	280,349

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	916,188	614,264	2,385	2,227	717,477	495,381
Transfers between funds	-	(26,353)	210,984	228,951	(728)	(821)	506,331	494,624
Surrenders (note 6)	-	-	(49,702)	(14,570)	(1)	-	(68,077)	(14,250)
Death Benefits (note 4)	-	-	-	(6,486)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(15,560)	(1,957)	-	-	(4,211)	(19,267)
Deductions for surrender charges (note 2d)	-	(20)	(20,338)	(9,176)	(189)	-	(22,780)	(9,239)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(282)	(268,197)	(195,001)	(808)	(879)	(205,308)	(140,489)
Asset charges (note 3):	-	(53)	(9,518)	(5,381)	(29)	(22)	(8,082)	(3,839)
Adjustments to maintain reserves	-	4	(633)	770	1	7	(46)	92

Net equity transactions	-	(26,704)	763,224	611,414	631	512	915,304	803,013

Net change in contract owners’ equity	-	(24,154)	1,425,019	1,373,963	1,283	1,764	1,194,187	1,083,362
Contract owners’ equity beginning of period	-	24,154	2,180,967	807,004	4,445	2,681	1,532,723	449,361

Contract owners’ equity end of period	$-	-	3,605,986	2,180,967	5,728	4,445	2,726,910	1,532,723

CHANGES IN UNITS:
Beginning units	-	3,769	171,108	113,377	398	335	132,328	47,608
Units purchased	-	-	93,720	83,794	212	256	107,046	103,663
Units redeemed	-	(3,769)	(38,554)	(26,063)	(154)	(193)	(28,291)	(18,943)

Ending units	-	-	226,274	171,108	456	398	211,083	132,328

(Continued)

18

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVIVSC		MSVFI		NVAGF3		NVAMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	5,001	25,878	3,104	893	2,235	141
Realized gain (loss) on investments	10	-	(2,979)	(42,229)	367	39	5,756	179
Change in unrealized gain (loss) on investments	770	-	4,740	36,589	(967)	(1,006)	20,263	2,863
Reinvested capital gains	-	-	-	-	1,270	120	3,199	793

Net increase (decrease) in contract owners’ equity resulting from operations	780	-	6,762	20,238	3,774	46	31,453	3,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,199	-	32,725	49,085	28,644	17,483	45,468	3,758
Transfers between funds	7,162	-	(72,358)	(184,426)	3,269	11,090	1,262,330	14,066
Surrenders (note 6)	-	-	(1)	(8,219)	(3)	-	(5,282)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(13)	-	-	140	-
Deductions for surrender charges (note 2d)	-	-	(168)	(2,788)	(638)	-	(1,374)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189)	-	(15,570)	(32,352)	(7,432)	(859)	(12,749)	(1,029)
Asset charges (note 3):	(7)	-	(329)	(761)	(154)	(30)	(408)	-
Adjustments to maintain reserves	1	-	2	45	1	(4)	(5)	(2)

Net equity transactions	8,166	-	(55,699)	(179,429)	23,687	27,680	1,288,120	16,793

Net change in contract owners’ equity	8,946	-	(48,937)	(159,191)	27,461	27,726	1,319,573	20,769
Contract owners’ equity beginning of period	-	-	135,527	294,718	27,726	-	20,769	-

Contract owners’ equity end of period	$8,946	-	86,590	135,527	55,187	27,726	1,340,342	20,769

CHANGES IN UNITS:
Beginning units	-	-	12,096	28,841	2,428	-	1,653	-
Units purchased	843	-	2,846	4,731	2,731	2,510	95,294	1,740
Units redeemed	(18)	-	(7,729)	(21,476)	(694)	(82)	(2,928)	(87)

Ending units	825	-	7,213	12,096	4,465	2,428	94,019	1,653

(Continued)

19

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$21,730	837	8,949	968	6,235	-	2,446	-
Realized gain (loss) on investments	73,347	(94,535)	20,640	(11,069)	(7,938)	(52,263)	(116,066)	(74,246)
Change in unrealized gain (loss) on investments	221,380	287,422	1,840	38,332	95,323	183,381	397,263	206,441
Reinvested capital gains	-	26,794	-	93	-	38,459	-	78,150

Net increase (decrease) in contract owners’ equity resulting from operations	316,457	220,518	31,429	28,324	93,620	169,577	283,643	210,345

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,027,330	477,925	260,276	95,785	284,444	298,799	457,099	278,566
Transfers between funds	(174,850)	246,688	(3,681)	96,818	132,156	102,022	368,619	135,812
Surrenders (note 6)	(73,452)	(15,707)	(42,064)	(25,653)	(52,409)	(2,182)	(19,350)	(8,333)
Death Benefits (note 4)	-	-	-	-	(200)	(6,220)	(197)	-
Net policy repayments (loans) (note 5)	(4,877)	(366)	(8,130)	(2,050)	(2,312)	(2,344)	(2,437)	(11,440)
Deductions for surrender charges (note 2d)	(13,080)	(4,704)	(8,251)	(435)	(22,906)	(573)	(5,763)	(3,460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293,056)	(199,178)	(58,774)	(29,935)	(119,135)	(103,764)	(158,334)	(111,052)
Asset charges (note 3):	(8,548)	(4,683)	(1,834)	(1,124)	(3,005)	(1,926)	(5,293)	(3,073)
Adjustments to maintain reserves	(143)	79	1	63	16	45	(45)	709

Net equity transactions	1,459,324	500,054	137,543	133,469	216,649	283,857	634,299	277,729

Net change in contract owners’ equity	1,775,781	720,572	168,972	161,793	310,269	453,434	917,942	488,074
Contract owners’ equity beginning of period	1,398,001	677,429	349,112	187,319	718,621	265,187	897,484	409,410

Contract owners’ equity end of period	$3,173,782	1,398,001	518,084	349,112	1,028,890	718,621	1,815,426	897,484

CHANGES IN UNITS:
Beginning units	143,955	86,089	31,824	19,150	66,698	34,853	99,951	63,278
Units purchased	232,834	98,194	26,307	16,970	39,429	50,163	109,403	62,885
Units redeemed	(85,038)	(40,328)	(13,573)	(4,296)	(20,327)	(18,318)	(38,294)	(26,212)

Ending units	291,751	143,955	44,558	31,824	85,800	66,698	171,060	99,951

(Continued)

20

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF3		GEM3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,807	-	63,038	34,997	1,396	9,292	2,288	351
Realized gain (loss) on investments	13,608	(25,447)	(3,567)	(13,693)	(262,357)	(79,426)	15,713	(9,130)
Change in unrealized gain (loss) on investments	53,865	78,539	22,111	105,707	556,660	458,548	8,667	56,853
Reinvested capital gains	-	5,441	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,280	58,533	81,582	127,011	295,699	388,414	26,668	48,074

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	364,441	152,674	217,549	157,222	633,871	356,302	93,286	50,732
Transfers between funds	271,573	39,400	178,407	135,309	(43,724)	489,859	(163,089)	265,178
Surrenders (note 6)	(41,662)	-	(2,921)	(574)	(49,896)	(18,047)	(2,304)	(7)
Death Benefits (note 4)	-	-	(199)	-	-	-	-	-
Net policy repayments (loans) (note 5)	524	(463)	(5,141)	(6,962)	(13,422)	(7,503)	234	-
Deductions for surrender charges (note 2d)	(8,652)	(1,235)	(1,541)	(555)	(21,872)	(4,452)	(1,375)	(403)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,981)	(42,208)	(66,170)	(36,524)	(180,047)	(121,091)	(27,272)	(16,479)
Asset charges (note 3):	(2,173)	(1,062)	(1,870)	(1,470)	(5,348)	(3,458)	(908)	(664)
Adjustments to maintain reserves	(47)	576	13	58	180	474	(17)	21

Net equity transactions	498,023	147,682	318,127	246,504	319,742	692,084	(101,445)	298,378

Net change in contract owners’ equity	571,303	206,215	399,709	373,515	615,441	1,080,498	(74,777)	346,452
Contract owners’ equity beginning of period	350,970	144,755	560,534	187,019	1,576,769	496,271	373,628	27,176

Contract owners’ equity end of period	$922,273	350,970	960,243	560,534	2,192,210	1,576,769	298,851	373,628

CHANGES IN UNITS:
Beginning units	43,831	23,626	44,372	21,626	86,223	44,366	52,401	4,934
Units purchased	80,581	33,690	37,365	27,408	58,469	55,549	15,097	50,763
Units redeemed	(20,624)	(13,485)	(14,564)	(4,662)	(41,539)	(13,692)	(30,407)	(3,296)

Ending units	103,788	43,831	67,173	44,372	103,153	86,223	37,091	52,401

(Continued)

21

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVNSR2		NVCRA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68	6	617	105	4,499	2,669	4,332	3,342
Realized gain (loss) on investments	198	5	5,177	485	(27,267)	(83,593)	29,264	(7,028)
Change in unrealized gain (loss) on investments	806	87	6,862	20,263	170,874	260,682	26,505	92,663
Reinvested capital gains	-	-	25,016	332	-	-	109,859	116

Net increase (decrease) in contract owners’ equity resulting from operations	1,072	98	37,672	21,185	148,106	179,758	169,960	89,093

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,550	1,142	38,988	32,101	193,136	246,169	626,316	344,758
Transfers between funds	1,225	-	108,092	106,732	(202,686)	(82,382)	441,157	135,727
Surrenders (note 6)	-	-	169	(167)	(48,367)	(12,240)	(79)	(18)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,019)	-	(2,769)	(227)	(437)	(5,142)
Deductions for surrender charges (note 2d)	-	-	-	-	(13,754)	(8,352)	(3,784)	(1,427)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(956)	(125)	(17,182)	(4,237)	(93,866)	(123,370)	(230,029)	(108,826)
Asset charges (note 3):	(1)	-	(622)	(119)	(3,215)	(3,069)	(3,557)	(1,167)
Adjustments to maintain reserves	4	(2)	115	(10)	(2)	17	(396)	23

Net equity transactions	7,822	1,015	128,541	134,300	(171,523)	16,546	829,191	363,928

Net change in contract owners’ equity	8,894	1,113	166,213	155,485	(23,417)	196,304	999,151	453,021
Contract owners’ equity beginning of period	1,113	-	155,687	202	744,781	548,477	556,069	103,048

Contract owners’ equity end of period	$10,007	1,113	321,900	155,687	721,364	744,781	1,555,220	556,069

CHANGES IN UNITS:
Beginning units	83	-	19,640	39	91,858	88,800	67,030	16,061
Units purchased	658	93	18,285	20,585	26,440	41,817	126,849	70,633
Units redeemed	(71)	(10)	(2,799)	(984)	(46,293)	(38,759)	(30,862)	(19,664)

Ending units	670	83	35,126	19,640	72,005	91,858	163,017	67,030

(Continued)

22

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$14,388	9,654	10,939	11,012	4,427	2,540	25,324	17,789
Realized gain (loss) on investments	62,363	1,391	43,265	81	8,059	(545)	66,982	17,749
Change in unrealized gain (loss) on investments	75,006	68,848	138,985	116,017	3,893	7,689	298,900	121,332
Reinvested capital gains	-	-	72	-	7,295	238	-	72

Net increase (decrease) in contract owners’ equity resulting from operations	151,757	79,893	193,261	127,110	23,674	9,922	391,206	156,942

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	491,394	380,937	907,353	555,180	372,108	39,789	2,040,808	698,622
Transfers between funds	636,881	153,625	272,123	255,114	92,900	53,614	1,726,877	735,349
Surrenders (note 6)	(51,394)	(67)	(103,805)	-	(4,592)	-	(96,456)	(15,458)
Death Benefits (note 4)	-	-	(13,763)	-	-	-	(38,227)	-
Net policy repayments (loans) (note 5)	(3,144)	(2,323)	(3)	(184)	(2)	(175)	(37,288)	(1,684)
Deductions for surrender charges (note 2d)	(3,748)	-	(2,562)	-	(38)	-	(20,753)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(170,037)	(68,751)	(254,898)	(121,664)	(52,701)	(23,223)	(342,212)	(136,720)
Asset charges (note 3):	(5,755)	(1,724)	(5,633)	(1,608)	(1,272)	(508)	(8,355)	(2,448)
Adjustments to maintain reserves	(50)	66	(258)	28	4	6	1,069	32

Net equity transactions	894,147	461,763	798,554	686,866	406,407	69,503	3,225,463	1,277,693

Net change in contract owners’ equity	1,045,904	541,656	991,815	813,976	430,081	79,425	3,616,669	1,434,635
Contract owners’ equity beginning of period	726,169	184,513	1,031,811	217,835	131,486	52,061	1,592,275	157,640

Contract owners’ equity end of period	$1,772,073	726,169	2,023,626	1,031,811	561,567	131,486	5,208,944	1,592,275

CHANGES IN UNITS:
Beginning units	75,697	23,058	114,328	29,990	12,702	5,694	171,116	20,669
Units purchased	115,333	61,204	118,272	100,644	46,077	9,774	391,004	174,844
Units redeemed	(23,799)	(8,565)	(33,210)	(16,306)	(8,015)	(2,766)	(59,731)	(24,397)

Ending units	167,231	75,697	199,390	114,328	50,764	12,702	502,389	171,116

(Continued)

23

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$26,096	22,943	5,701	5,757	20,071	9,675	3,038	930
Realized gain (loss) on investments	160,043	(11,400)	19,899	(1,235)	9,802	7,907	1,309	209
Change in unrealized gain (loss) on investments	365,900	278,308	20,308	36,133	3,221	(3,618)	(1,875)	23
Reinvested capital gains	-	981	895	184	8,003	2,397	3,754	706

Net increase (decrease) in contract owners’ equity resulting from operations	552,039	290,832	46,803	40,839	41,097	16,361	6,226	1,868

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,016,586	1,725,605	123,596	92,469	176,132	56,400	92,416	26,203
Transfers between funds	1,390,346	610,457	132,985	92,202	183,659	437,768	49,566	13,141
Surrenders (note 6)	(2,049)	-	(20)	-	(4,564)	(6,408)	(556)	-
Death Benefits (note 4)	(582,212)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(45,488)	(1,381)	-	-	(967)	36	-	-
Deductions for surrender charges (note 2d)	(16,713)	-	(441)	(4)	(7,282)	(2,510)	(189)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(641,973)	(295,426)	(59,983)	(28,595)	(84,729)	(40,345)	(11,675)	(1,833)
Asset charges (note 3):	(14,595)	(4,626)	(2,137)	(1,131)	(1,525)	(671)	(301)	(54)
Adjustments to maintain reserves	1,978	1,604	6	15	3	250	-	10

Net equity transactions	2,105,880	2,036,233	194,006	154,956	260,727	444,520	129,261	37,467

Net change in contract owners’ equity	2,657,919	2,327,065	240,809	195,795	301,824	460,881	135,487	39,335
Contract owners’ equity beginning of period	2,708,880	381,815	310,529	114,734	508,081	47,200	41,623	2,288

Contract owners’ equity end of period	$5,366,799	2,708,880	551,338	310,529	809,905	508,081	177,110	41,623

CHANGES IN UNITS:
Beginning units	310,026	55,360	31,516	13,698	46,963	4,746	3,588	230
Units purchased	384,397	296,689	25,663	21,130	37,972	46,876	12,232	3,525
Units redeemed	(153,249)	(42,023)	(5,991)	(3,312)	(15,008)	(4,659)	(1,730)	(167)

Ending units	541,174	310,026	51,188	31,516	69,927	46,963	14,090	3,588

(Continued)

24

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		GBF		GVGHS		GVIX6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,021	10,100	53,952	53,886	398	188	11,824	5,237
Realized gain (loss) on investments	(132,510)	(272,615)	28,714	14,707	7,337	(16,037)	(11,990)	(29,881)
Change in unrealized gain (loss) on investments	219,168	432,152	(48,815)	(55,302)	(6,991)	26,620	57,579	67,998
Reinvested capital gains	-	-	60,471	27,081	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,679	169,637	94,322	40,372	744	10,771	57,413	43,354

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	218,322	252,618	727,387	460,693	25,761	37,276	242,733	118,331
Transfers between funds	(154,662)	(107,840)	(668,219)	56,042	(116,140)	8,626	131,761	37,463
Surrenders (note 6)	(47,788)	(12,513)	(75,747)	(12,749)	(1,221)	(10,289)	(4,605)	(2)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,734)	(9,182)	(4,929)	(5,964)	(1)	(144)	-	-
Deductions for surrender charges (note 2d)	(16,319)	(9,378)	(21,211)	(11,240)	(1,425)	(1,689)	-	(89)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,970)	(143,510)	(201,245)	(204,674)	(7,452)	(16,633)	(39,970)	(18,376)
Asset charges (note 3):	(3,877)	(3,543)	(6,513)	(6,152)	(130)	(329)	(893)	(545)
Adjustments to maintain reserves	(10)	34	82	149	3,823	56	(3)	27

Net equity transactions	(119,038)	(33,314)	(250,395)	276,105	(96,785)	16,874	329,023	136,809

Net change in contract owners’ equity	(24,359)	136,323	(156,073)	316,477	(96,041)	27,645	386,436	180,163
Contract owners’ equity beginning of period	792,962	656,639	1,755,672	1,439,195	96,041	68,396	301,228	121,065

Contract owners’ equity end of period	$768,603	792,962	1,599,599	1,755,672	-	96,041	687,664	301,228

CHANGES IN UNITS:
Beginning units	80,590	84,151	139,277	117,240	8,633	7,323	34,255	17,707
Units purchased	23,396	33,464	50,084	55,235	4,700	5,718	46,124	21,245
Units redeemed	(35,132)	(37,025)	(68,256)	(33,198)	(13,333)	(4,408)	(7,664)	(4,697)

Ending units	68,854	80,590	121,105	139,277	-	8,633	72,715	34,255

(Continued)

25

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$36,731	12,317	1,469	131	7,378	504	15,452	8,124
Realized gain (loss) on investments	(72,557)	(99,294)	702	84	3,575	340	11,240	(4,901)
Change in unrealized gain (loss) on investments	374,887	339,590	17,072	271	81,045	1,559	17,304	36,209
Reinvested capital gains	-	76,071	496	114	1,569	322	1,987	2,693

Net increase (decrease) in contract owners’ equity resulting from operations	339,061	328,684	19,739	600	93,567	2,725	45,983	42,125

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	801,103	646,905	208,515	9,651	466,815	53,857	310,439	176,704
Transfers between funds	370,424	283,807	127,407	8,780	453,424	48,648	212,389	263,906
Surrenders (note 6)	(40,610)	(2,663)	(60)	-	(1,484)	-	(3,156)	(3)
Death Benefits (note 4)	(4,002)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,580)	(7,694)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(37,382)	(15,656)	(66)	(337)	(4,107)	(400)	(2,244)	(1,324)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,133)	(269,064)	(51,974)	(2,519)	(65,420)	(7,213)	(96,617)	(62,418)
Asset charges (note 3):	(9,597)	(5,606)	(765)	(22)	(3,524)	(144)	(4,990)	(2,921)
Adjustments to maintain reserves	(54)	(26)	(5)	341	(3)	358	(26)	33

Net equity transactions	743,169	630,003	283,052	15,894	845,701	95,106	415,795	373,977

Net change in contract owners’ equity	1,082,230	958,687	302,791	16,494	939,268	97,831	461,778	416,102
Contract owners’ equity beginning of period	1,702,729	744,042	16,494	-	97,831	-	638,947	222,845

Contract owners’ equity end of period	$2,784,959	1,702,729	319,285	16,494	1,037,099	97,831	1,100,725	638,947

CHANGES IN UNITS:
Beginning units	155,410	86,385	1,417	-	8,016	-	53,773	20,458
Units purchased	108,425	105,764	28,394	1,675	73,952	8,679	52,549	41,453
Units redeemed	(42,086)	(36,739)	(4,833)	(258)	(6,116)	(663)	(18,841)	(8,138)

Ending units	221,749	155,410	24,978	1,417	75,852	8,016	87,481	53,773

(Continued)

26

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,099	25,650	128,710	38,903	7,488	1,903	6,762	4,631
Realized gain (loss) on investments	(97,119)	(61,911)	(221,773)	(239,151)	11,559	(27,986)	(55,793)	(18,995)
Change in unrealized gain (loss) on investments	576,220	359,094	1,104,162	813,226	11,268	38,246	166,462	151,847
Reinvested capital gains	-	45,254	-	150,807	-	3,074	619	14,638

Net increase (decrease) in contract owners’ equity resulting from operations	553,200	368,087	1,011,099	763,785	30,315	15,237	118,050	152,121

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,501,008	1,567,959	3,585,719	2,006,132	175,593	168,238	133,184	126,194
Transfers between funds	2,144,359	548,568	1,870,005	594,967	42,194	33,775	(78,268)	72,501
Surrenders (note 6)	(17,835)	(7,535)	(193,093)	(41,244)	(39)	-	(29,316)	(2,906)
Death Benefits (note 4)	(14,961)	(645)	-	-	-	-	(11,600)	-
Net policy repayments (loans) (note 5)	1,492	(14,614)	1,273	(8,689)	(44,590)	(14,000)	(82,977)	(461)
Deductions for surrender charges (note 2d)	(14,365)	(10,111)	(102,429)	(22,276)	(142)	(41)	(3,281)	(1,461)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(614,989)	(345,403)	(1,237,917)	(793,160)	(65,474)	(36,749)	(57,637)	(49,980)
Asset charges (note 3):	(18,472)	(7,961)	(28,176)	(16,259)	(1,643)	(662)	(2,341)	(2,181)
Adjustments to maintain reserves	(3,048)	53	(2,271)	(81)	(755)	38	293	39

Net equity transactions	2,963,189	1,730,311	3,893,111	1,719,390	105,144	150,599	(131,943)	141,745

Net change in contract owners’ equity	3,516,389	2,098,398	4,904,210	2,483,175	135,459	165,836	(13,893)	293,866
Contract owners’ equity beginning of period	3,085,327	986,929	4,806,730	2,323,555	298,966	133,130	626,962	333,096

Contract owners’ equity end of period	$6,601,716	3,085,327	9,710,940	4,806,730	434,425	298,966	613,069	626,962

CHANGES IN UNITS:
Beginning units	268,912	102,479	425,494	255,853	25,450	12,983	53,080	38,566
Units purchased	311,899	207,339	492,265	292,090	18,663	26,020	20,962	20,753
Units redeemed	(62,031)	(40,906)	(155,914)	(122,449)	(10,034)	(13,553)	(32,914)	(6,239)

Ending units	518,780	268,912	761,845	425,494	34,079	25,450	41,128	53,080

(Continued)

27

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG3		GVDIV3		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8	2,006	5,906	7,447	15,570	11,221	495	2,139
Realized gain (loss) on investments	-	-	(34,341)	(43,431)	(58,980)	(389,067)	80,362	4,098
Change in unrealized gain (loss) on investments	-	-	149,225	237,399	93,970	498,191	(17,678)	118,067
Reinvested capital gains	-	-	-	-	-	-	42,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	8	2,006	120,790	201,415	50,560	120,345	105,632	124,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,854,392	14,443,780	212,674	241,242	152,353	256,183	279,240	112,857
Transfers between funds	(15,107,354)	(9,644,084)	(93,873)	(32,311)	(36,622)	(199,831)	308,561	459,403
Surrenders (note 6)	(214,193)	(2,010,066)	(52,287)	(12,587)	(4,863)	(28,766)	(34,537)	(4,355)
Death Benefits (note 4)	-	-	-	-	-	-	(10,789)	-
Net policy repayments (loans) (note 5)	(85,451)	(335,760)	(5,369)	(185)	(88)	(4,819)	(83,628)	125
Deductions for surrender charges (note 2d)	(50,000)	(45,388)	(15,860)	(9,178)	(6,287)	(4,024)	(16,848)	(3,476)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,265,050)	(1,096,151)	(108,106)	(122,456)	(39,275)	(58,115)	(124,954)	(47,987)
Asset charges (note 3):	(28,202)	(23,874)	(3,544)	(2,961)	(1,698)	(1,800)	(3,364)	(1,248)
Adjustments to maintain reserves	345	15,720	(9)	44	(47)	27	456	8

Net equity transactions	104,487	1,304,177	(66,374)	61,608	63,473	(41,145)	314,137	515,327

Net change in contract owners’ equity	104,495	1,306,183	54,416	263,023	114,033	79,200	419,769	639,631
Contract owners’ equity beginning of period	6,065,737	4,759,554	774,916	511,893	621,394	542,194	654,850	15,219

Contract owners’ equity end of period	$6,170,232	6,065,737	829,332	774,916	735,427	621,394	1,074,619	654,850

CHANGES IN UNITS:
Beginning units	528,280	414,695	92,482	83,365	61,633	69,824	79,282	2,391
Units purchased	1,484,746	1,315,198	29,690	37,937	16,998	34,949	71,797	84,483
Units redeemed	(1,475,646)	(1,201,613)	(35,378)	(28,820)	(9,889)	(43,140)	(38,445)	(7,592)

Ending units	537,380	528,280	86,794	92,482	68,742	61,633	112,634	79,282

(Continued)

28

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,294	590	-	-	6,710	4,667	-	-
Realized gain (loss) on investments	7,152	1,257	48,616	(34,881)	35,136	(73,147)	1,586	(9,173)
Change in unrealized gain (loss) on investments	8,104	11,169	272,504	262,543	20,476	195,050	47,272	32,479
Reinvested capital gains	8,756	-	-	-	22,721	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,306	13,016	321,120	227,662	85,043	126,570	48,858	23,306

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,251	32,387	226,629	223,014	145,445	140,553	53,901	41,230
Transfers between funds	65,331	72,353	(57,906)	727,313	(315,500)	148,209	76,172	25,806
Surrenders (note 6)	(179)	(232)	(43,766)	(7,112)	(41,718)	(6,706)	(1,472)	(1,101)
Death Benefits (note 4)	-	-	-	(25,979)	-	-	-	-
Net policy repayments (loans) (note 5)	39	-	(5,773)	7,943	(1,996)	(50)	(542)	(499)
Deductions for surrender charges (note 2d)	(2,746)	(265)	(12,738)	(7,326)	(10,301)	(5,280)	(2,104)	(1,128)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,733)	(12,143)	(143,649)	(110,237)	(71,738)	(71,785)	(27,828)	(16,772)
Asset charges (note 3):	(647)	(196)	(5,320)	(3,349)	(2,382)	(1,961)	(669)	(356)
Adjustments to maintain reserves	18	27	(99)	(684)	(4)	16	384	26

Net equity transactions	93,334	91,931	(42,622)	803,583	(298,194)	202,996	97,842	47,206

Net change in contract owners’ equity	118,640	104,947	278,498	1,031,245	(213,151)	329,566	146,700	70,512
Contract owners’ equity beginning of period	106,110	1,163	1,196,471	165,226	723,364	393,798	125,189	54,677

Contract owners’ equity end of period	$224,750	106,110	1,474,969	1,196,471	510,213	723,364	271,889	125,189

CHANGES IN UNITS:
Beginning units	13,082	183	149,880	26,311	82,042	58,272	14,412	8,023
Units purchased	18,936	14,655	33,865	146,705	17,960	43,359	14,313	9,354
Units redeemed	(7,507)	(1,756)	(38,050)	(23,136)	(51,631)	(19,589)	(3,774)	(2,965)

Ending units	24,511	13,082	145,695	149,880	48,371	82,042	24,951	14,412

(Continued)

29

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,511	773	1,246	562	36,931	26,966	1,251	1,036
Realized gain (loss) on investments	(25,517)	(15,805)	(10,714)	(95,545)	(10,559)	(3,755)	63	679
Change in unrealized gain (loss) on investments	89,942	59,338	123,404	177,886	24,705	31,933	620	(387)
Reinvested capital gains	-	-	-	-	-	-	189	262

Net increase (decrease) in contract owners’ equity resulting from operations	65,936	44,306	113,936	82,903	51,077	55,144	2,123	1,590

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,578	58,998	117,539	90,815	245,044	46,579	12,978	29,302
Transfers between funds	26,936	21,754	(195,012)	262,748	102,571	81,096	15,600	56,651
Surrenders (note 6)	(10,077)	(2,618)	(1,152)	(8,912)	(16,745)	(18)	(736)	(6,201)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,445)	(841)	(369)	(581)	(6)	(441)	-	-
Deductions for surrender charges (note 2d)	(6,823)	(1,278)	(3,343)	(1,839)	(4,871)	-	(76)	(1,896)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,501)	(24,681)	(57,377)	(45,467)	(34,045)	(22,597)	(9,313)	(7,157)
Asset charges (note 3):	(1,121)	(721)	(1,460)	(1,231)	(1,499)	(1,046)	(274)	(165)
Adjustments to maintain reserves	3	33	5	55	25	(225)	(5)	5

Net equity transactions	41,550	50,646	(141,169)	295,588	290,474	103,348	18,174	70,539

Net change in contract owners’ equity	107,486	94,952	(27,233)	378,491	341,551	158,492	20,297	72,129
Contract owners’ equity beginning of period	216,466	121,514	614,989	236,498	345,855	187,363	81,048	8,919

Contract owners’ equity end of period	$323,952	216,466	587,756	614,989	687,406	345,855	101,345	81,048

CHANGES IN UNITS:
Beginning units	21,442	15,192	56,094	29,057	29,967	20,192	7,610	897
Units purchased	10,233	10,777	20,534	41,049	29,581	12,102	2,741	10,187
Units redeemed	(6,329)	(4,527)	(33,849)	(14,012)	(5,689)	(2,327)	(1,060)	(3,474)

Ending units	25,346	21,442	42,779	56,094	53,859	29,967	9,291	7,610

(Continued)

30

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC3		GVUG1		NVOLG1		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	191	11	17,060	2,681
Realized gain (loss) on investments	13,137	(15,970)	(4,824)	(9,927)	3,737	103	59,826	9,560
Change in unrealized gain (loss) on investments	(6,517)	71,379	10,765	29,685	13,026	812	(136,098)	150,347
Reinvested capital gains	-	-	-	-	1,183	126	112,563	1,454

Net increase (decrease) in contract owners’ equity resulting from operations	6,620	55,409	5,941	19,758	18,137	1,052	53,351	164,042

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,802	66,185	8,807	45,662	71,201	6,231	276,332	126,471
Transfers between funds	(224,441)	21,849	(116,043)	157	3,143,423	1,235	(160,985)	669,590
Surrenders (note 6)	(1,255)	(424)	-	-	(15,005)	-	(63,860)	(8,867)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(497)	(219)	-	(940)	(1,652)	-	(3,963)	268
Deductions for surrender charges (note 2d)	(1,039)	(231)	-	(803)	(4,195)	-	(17,304)	(7,328)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,860)	(20,535)	(5,677)	(15,871)	(24,178)	(1,022)	(121,404)	(68,264)
Asset charges (note 3):	(270)	(573)	(154)	(372)	(817)	(12)	(3,817)	(1,894)
Adjustments to maintain reserves	65	40	1	141	3	(1)	(74)	405

Net equity transactions	(210,495)	66,092	(113,066)	27,974	3,168,780	6,431	(95,075)	710,381

Net change in contract owners’ equity	(203,875)	121,501	(107,125)	47,732	3,186,917	7,483	(41,724)	874,423
Contract owners’ equity beginning of period	203,875	82,374	107,125	59,393	7,483	-	874,423	-

Contract owners’ equity end of period	$-	203,875	-	107,125	3,194,400	7,483	832,699	874,423

CHANGES IN UNITS:
Beginning units	15,818	9,743	10,026	6,995	573	-	67,086	-
Units purchased	4,774	8,506	1,618	5,319	227,514	666	26,648	74,070
Units redeemed	(20,592)	(2,431)	(11,644)	(2,288)	(3,273)	(93)	(33,661)	(6,984)

Ending units	-	15,818	-	10,026	224,814	573	60,073	67,086

(Continued)

31

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,861	4,689	34,887	7,845	28,965	24,269	156	126
Realized gain (loss) on investments	(29,440)	(126,899)	35,467	10,840	(8,093)	(39,641)	(1,611)	(3,992)
Change in unrealized gain (loss) on investments	104,827	222,910	228,757	135,674	5,260	58,175	4,546	8,237
Reinvested capital gains	-	-	166,880	3,028	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84,248	100,700	465,991	157,387	26,132	42,803	3,091	4,371

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	156,959	141,144	590,398	146,867	647,003	108,460	3,775	5,636
Transfers between funds	120,278	(65,489)	418,189	703,105	(397,713)	(168,032)	(22)	(184)
Surrenders (note 6)	(29,412)	(18,786)	(25,841)	(416)	(7,188)	(15,712)	(1,462)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,667)	(2,577)	(9,773)	(734)	(225)	(91)	(10)	(15)
Deductions for surrender charges (note 2d)	(11,700)	(6,403)	(12,122)	(1,546)	(6,633)	(2,918)	(1,315)	(204)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,038)	(67,866)	(140,954)	(45,372)	(57,427)	(51,676)	(3,131)	(3,993)
Asset charges (note 3):	(2,452)	(1,879)	(5,795)	(1,474)	(1,688)	(1,579)	(105)	(106)
Adjustments to maintain reserves	(1)	48	(324)	927	10	44	3	5

Net equity transactions	162,967	(21,808)	813,778	801,357	176,139	(131,504)	(2,267)	1,139

Net change in contract owners’ equity	247,215	78,892	1,279,769	958,744	202,271	(88,701)	824	5,510
Contract owners’ equity beginning of period	444,836	365,944	981,833	23,089	327,260	415,961	22,238	16,728

Contract owners’ equity end of period	$692,051	444,836	2,261,602	981,833	529,531	327,260	23,062	22,238

CHANGES IN UNITS:
Beginning units	45,596	48,218	132,893	4,089	30,096	43,351	2,421	2,205
Units purchased	26,372	20,004	130,343	137,077	71,770	12,480	419	752
Units redeemed	(10,696)	(22,626)	(28,091)	(8,273)	(55,613)	(25,735)	(666)	(536)

Ending units	61,272	45,596	235,145	132,893	46,253	30,096	2,174	2,421

(Continued)

32

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCDI		ALVSVA		ACVIP2		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	1,533	563	5,755	3,218	25,481	14,142
Realized gain (loss) on investments	30,973	(39,970)	30,136	(1,778)	8,113	1,202	2,345	(19,434)
Change in unrealized gain (loss) on investments	(10,852)	66,851	74,540	20,477	3,387	11,433	177,078	119,735
Reinvested capital gains	-	-	-	2,198	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,121	26,881	106,209	21,460	17,255	15,853	204,904	114,443

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,070	46,037	381,273	47,643	131,369	110,721	231,714	139,759
Transfers between funds	(111,065)	36,502	205,509	27,577	138,415	39,368	505,065	85,768
Surrenders (note 6)	(4,154)	(8,193)	(23,290)	(35)	(6,162)	(12,965)	(21,723)	(26,378)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(210)	-	-	-	(1,177)	(4,990)	385	(465)
Deductions for surrender charges (note 2d)	(2,742)	(995)	(7,382)	(58)	(4,816)	(2,375)	(13,511)	(5,817)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,540)	(21,514)	(35,009)	(8,026)	(51,324)	(29,382)	(92,215)	(58,506)
Asset charges (note 3):	(953)	(489)	(1,358)	(318)	(1,203)	(709)	(3,741)	(1,581)
Adjustments to maintain reserves	(63)	16	(342)	224	45	39	(36)	452

Net equity transactions	(61,657)	51,364	519,401	67,007	205,147	99,707	605,938	133,232

Net change in contract owners’ equity	(41,536)	78,245	625,610	88,467	222,402	115,560	810,842	247,675
Contract owners’ equity beginning of period	135,118	56,873	107,386	18,919	232,162	116,602	546,102	298,427

Contract owners’ equity end of period	$93,582	135,118	732,996	107,386	454,564	232,162	1,356,944	546,102

CHANGES IN UNITS:
Beginning units	12,509	7,496	12,003	3,021	18,947	10,488	41,747	29,645
Units purchased	14,820	10,744	64,886	10,323	23,515	16,469	59,595	22,577
Units redeemed	(20,035)	(5,731)	(12,330)	(1,341)	(7,171)	(8,010)	(14,357)	(10,475)

Ending units	7,294	12,509	64,559	12,003	35,291	18,947	86,985	41,747

(Continued)

33

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVV		DVSCS		DSIF		DCAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,890	45,765	3,819	6,712	41,837	28,894	951	515
Realized gain (loss) on investments	(148,481)	(44,645)	(65,725)	(46,299)	(75,816)	(102,187)	(1,784)	(12,520)
Change in unrealized gain (loss) on investments	212,246	174,279	273,621	87,210	362,889	341,389	19,070	16,201
Reinvested capital gains	-	-	-	45,501	-	75,426	-	1,504

Net increase (decrease) in contract owners’ equity resulting from operations	74,655	175,399	211,715	93,124	328,910	343,522	18,237	5,700

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	116,085	177,626	232,416	205,685	622,799	426,938	111,792	16,931
Transfers between funds	(1,193,588)	70,235	214,373	67,025	256,135	221,630	25,874	8,414
Surrenders (note 6)	(5,458)	(1,569)	(9,919)	(2,453)	(29,036)	(25,627)	(1,165)	(16,475)
Death Benefits (note 4)	-	-	(198)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(282)	(810)	(983)	(941)	(89,626)	1,558	-	-
Deductions for surrender charges (note 2d)	(3,345)	(5,413)	(7,459)	(2,739)	(13,540)	(9,621)	(1,103)	(395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,118)	(87,481)	(91,767)	(53,589)	(225,566)	(177,153)	(11,545)	(8,435)
Asset charges (note 3):	(2,455)	(3,215)	(2,474)	(1,260)	(7,813)	(5,625)	(305)	(126)
Adjustments to maintain reserves	98	21	9	44	(121)	31	-	23

Net equity transactions	(1,150,063)	149,394	333,998	211,772	513,232	432,131	123,548	(63)

Net change in contract owners’ equity	(1,075,408)	324,793	545,713	304,896	842,142	775,653	141,785	5,637
Contract owners’ equity beginning of period	1,075,408	750,615	549,782	244,886	1,878,205	1,102,552	41,594	35,957

Contract owners’ equity end of period	$-	1,075,408	1,095,495	549,782	2,720,347	1,878,205	183,379	41,594

CHANGES IN UNITS:
Beginning units	102,102	85,421	50,580	28,168	183,488	136,077	3,682	3,901
Units purchased	11,708	28,841	42,501	29,272	89,168	74,905	11,784	2,562
Units redeemed	(113,810)	(12,160)	(12,982)	(6,860)	(41,234)	(27,494)	(1,389)	(2,781)

Ending units	-	102,102	80,099	50,580	231,422	183,488	14,077	3,682

(Continued)

34

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FCS		FNRS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,904	686	5,773	2,782	1,153	29,464	5,628	2,710
Realized gain (loss) on investments	(3,705)	(30)	1,985	(828)	(548,686)	(161,550)	(65,796)	(57,007)
Change in unrealized gain (loss) on investments	2,255	(688)	1,881	6,417	846,160	821,557	378,140	367,071
Reinvested capital gains	-	696	-	-	-	637	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	454	664	9,639	8,371	298,627	690,108	317,972	312,774

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	404	2,513	17,336	13,845	392,959	485,100	688,346	447,173
Transfers between funds	(46,110)	(32)	56,190	41,679	(3,084,371)	(43,565)	(417,790)	356,878
Surrenders (note 6)	-	-	(15,801)	(800)	(15,883)	(36,574)	(15,201)	(5,617)
Death Benefits (note 4)	-	-	-	-	-	(18,509)	-	(5,461)
Net policy repayments (loans) (note 5)	-	-	(4)	(4)	(6,783)	(17,626)	(13,255)	(654)
Deductions for surrender charges (note 2d)	-	(30)	(7,842)	(1,402)	(23,898)	(18,061)	(13,607)	(3,504)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(843)	(4,928)	(12,855)	(10,993)	(198,190)	(251,527)	(165,208)	(127,094)
Asset charges (note 3):	(32)	(149)	(616)	(287)	(8,290)	(8,735)	(4,393)	(3,292)
Adjustments to maintain reserves	(3)	9	49	16	(79)	36	(2,276)	1,778

Net equity transactions	(46,584)	(2,617)	36,457	42,054	(2,944,535)	90,539	56,616	660,207

Net change in contract owners’ equity	(46,130)	(1,953)	46,096	50,425	(2,645,908)	780,647	374,588	972,981
Contract owners’ equity beginning of period	46,130	48,083	89,408	38,983	2,645,908	1,865,261	1,406,955	433,974

Contract owners’ equity end of period	$-	46,130	135,504	89,408	-	2,645,908	1,781,543	1,406,955

CHANGES IN UNITS:
Beginning units	4,486	4,736	7,208	3,785	219,138	209,580	91,096	41,466
Units purchased	39	239	5,707	4,637	32,242	51,822	59,319	64,165
Units redeemed	(4,525)	(489)	(2,847)	(1,214)	(251,380)	(42,264)	(53,610)	(14,535)

Ending units	-	4,486	10,068	7,208	-	219,138	96,805	91,096

(Continued)

35

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FF10S		FF20S		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,745	15,511	4,659	1,426	16,110	13,302	46,236	13,733
Realized gain (loss) on investments	(78,465)	(98,327)	(331)	(1,179)	(21,911)	(23,712)	(32,244)	(82,065)
Change in unrealized gain (loss) on investments	206,914	246,917	8,233	6,150	96,316	91,205	233,483	210,033
Reinvested capital gains	-	-	3,102	223	5,238	4,126	14,923	5,224

Net increase (decrease) in contract owners’ equity resulting from operations	148,194	164,101	15,663	6,620	95,753	84,921	262,398	146,925

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	282,625	205,804	187,558	10,886	289,142	193,959	725,261	334,432
Transfers between funds	170,384	218,574	15,171	3,965	126,614	38,898	1,158,661	109,211
Surrenders (note 6)	(14,798)	(7,572)	(3,612)	(1)	(3,697)	(13,789)	(14,647)	(3,863)
Death Benefits (note 4)	-	-	-	-	(11,336)	-	-	-
Net policy repayments (loans) (note 5)	(30,425)	(12,720)	-	-	-	-	(6,034)	(22,052)
Deductions for surrender charges (note 2d)	(10,490)	(8,288)	(897)	-	(9,008)	(1,921)	(17,254)	(20,325)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(134,039)	(99,484)	(14,987)	(5,905)	(97,744)	(72,871)	(238,474)	(126,061)
Asset charges (note 3):	(3,946)	(2,681)	(823)	(133)	(3,374)	(1,791)	(9,406)	(2,804)
Adjustments to maintain reserves	17	458	(8)	19	(39)	35	(22)	43

Net equity transactions	259,328	294,091	182,402	8,831	290,558	142,520	1,598,085	268,581

Net change in contract owners’ equity	407,522	458,192	198,065	15,451	386,311	227,441	1,860,483	415,506
Contract owners’ equity beginning of period	836,218	378,026	40,212	24,761	460,210	232,769	734,028	318,522

Contract owners’ equity end of period	$1,243,740	836,218	238,277	40,212	846,521	460,210	2,594,511	734,028

CHANGES IN UNITS:
Beginning units	85,940	50,518	3,354	2,564	38,779	25,258	63,273	36,079
Units purchased	53,139	55,189	16,096	1,371	33,640	23,608	154,353	52,182
Units redeemed	(28,014)	(19,767)	(1,821)	(581)	(10,132)	(10,087)	(24,826)	(24,988)

Ending units	111,065	85,940	17,629	3,354	62,287	38,779	192,800	63,273

(Continued)

36

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FIGBS		FMCS		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,742	3,421	83,868	108,636	7,894	9,765	16,018	27,217
Realized gain (loss) on investments	(11,344)	(50,678)	28,857	(5,985)	(107,525)	(46,924)	(275,925)	(58,878)
Change in unrealized gain (loss) on investments	325,479	297,816	27,410	65,966	794,279	527,081	384,854	329,581
Reinvested capital gains	5,019	882	26,317	5,597	8,613	8,887	2,356	3,949

Net increase (decrease) in contract owners’ equity resulting from operations	321,896	251,441	166,452	174,214	703,261	498,809	127,303	301,869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	286,273	196,684	636,520	431,466	1,024,471	624,366	252,172	242,420
Transfers between funds	162,351	27,870	214,565	294,059	155,397	155,013	(363,309)	65,796
Surrenders (note 6)	(20,504)	(27,262)	(58,944)	(29,486)	(81,890)	(18,341)	(24,523)	(31,375)
Death Benefits (note 4)	-	(57,278)	-	-	-	(6,334)	-	(12,015)
Net policy repayments (loans) (note 5)	(12,015)	2,845	(21,831)	(19,258)	(15,236)	(1,087)	(6,003)	812
Deductions for surrender charges (note 2d)	(17,632)	(3,201)	(19,874)	(11,551)	(29,763)	(7,493)	(14,970)	(8,158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,317)	(100,851)	(212,697)	(170,921)	(281,015)	(195,606)	(128,709)	(133,964)
Asset charges (note 3):	(5,258)	(3,846)	(8,474)	(5,447)	(10,189)	(5,708)	(4,899)	(4,947)
Adjustments to maintain reserves	(72)	35	2	90	(876)	477	(79)	58

Net equity transactions	263,826	34,996	529,267	488,952	760,899	545,287	(290,320)	118,627

Net change in contract owners’ equity	585,722	286,437	695,719	663,166	1,464,160	1,044,096	(163,017)	420,496
Contract owners’ equity beginning of period	1,171,347	884,910	1,723,708	1,060,542	2,011,367	967,271	1,502,552	1,082,056

Contract owners’ equity end of period	$1,757,069	1,171,347	2,419,427	1,723,708	3,475,527	2,011,367	1,339,535	1,502,552

CHANGES IN UNITS:
Beginning units	118,780	114,992	139,164	99,043	151,478	101,995	122,463	111,554
Units purchased	46,160	30,531	75,153	60,842	97,004	74,585	25,351	30,725
Units redeemed	(21,315)	(26,743)	(32,914)	(20,721)	(45,109)	(25,102)	(51,205)	(19,816)

Ending units	143,625	118,780	181,403	139,164	203,373	151,478	96,609	122,463

(Continued)

37

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$83	190	29,810	13,927	775	621	15,818	12,994
Realized gain (loss) on investments	(8,403)	(3,876)	5,397	(29,741)	(305)	(4,281)	(146,312)	(41,771)
Change in unrealized gain (loss) on investments	12,782	20,162	23,881	74,094	7,921	9,346	577,648	308,372
Reinvested capital gains	-	-	-	-	-	-	-	30,174

Net increase (decrease) in contract owners’ equity resulting from operations	4,462	16,476	59,088	58,280	8,391	5,686	447,154	309,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,286	11,322	175,938	90,538	4,761	7,608	511,259	401,021
Transfers between funds	594	288	166,744	33,866	(221)	(110)	14,479	329,236
Surrenders (note 6)	(20,522)	(127)	(1,453)	(934)	4	(4,623)	(82,728)	(10,275)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(17,075)	(2,029)	(7)	(862)	(1,650)	(6,156)
Deductions for surrender charges (note 2d)	(10,331)	-	(2,687)	(96)	(323)	(2,483)	(23,747)	(6,835)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,259)	(5,119)	(52,671)	(26,587)	(3,270)	(4,192)	(150,600)	(101,103)
Asset charges (note 3):	(169)	(152)	(1,434)	(674)	(211)	(185)	(6,420)	(3,378)
Adjustments to maintain reserves	(7)	2	(105)	51	(12)	8	(496)	49

Net equity transactions	(30,408)	6,214	267,257	94,135	721	(4,839)	260,097	602,559

Net change in contract owners’ equity	(25,946)	22,690	326,345	152,415	9,112	847	707,251	912,328
Contract owners’ equity beginning of period	46,797	24,107	308,423	156,008	39,388	38,541	1,460,942	548,614

Contract owners’ equity end of period	$20,851	46,797	634,768	308,423	48,500	39,388	2,168,193	1,460,942

CHANGES IN UNITS:
Beginning units	4,609	3,737	27,785	19,057	3,804	4,380	131,306	63,876
Units purchased	446	1,562	30,896	18,241	434	876	57,420	81,901
Units redeemed	(3,431)	(690)	(7,928)	(9,513)	(365)	(1,452)	(37,062)	(14,471)

Ending units	1,624	4,609	50,753	27,785	3,873	3,804	151,664	131,306

(Continued)

38

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$11,278	16,916	6,532	26,836	6,766	57,450	18,926	5,358
Realized gain (loss) on investments	(87,786)	(28,672)	(2,548)	(431,302)	12,207	4,289	10,319	(16,809)
Change in unrealized gain (loss) on investments	176,344	261,969	27,971	508,102	52,025	4,381	28,414	70,310
Reinvested capital gains	-	1,586	-	32,439	1,232	-	71	-

Net increase (decrease) in contract owners’ equity resulting from operations	99,836	251,799	31,955	136,075	72,230	66,120	57,730	58,859

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,175	146,425	56,749	184,872	260,983	133,554	410,039	147,134
Transfers between funds	(113,768)	57,100	(10,197)	(486,012)	288,882	14,554	273,762	(9,579)
Surrenders (note 6)	(14,686)	(4,468)	(7,163)	(7,010)	(15,031)	(8,136)	1	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,177)	(4,967)	(1,358)	(198)	(2,606)	(6,274)	-	-
Deductions for surrender charges (note 2d)	(4,925)	(4,938)	(5,215)	(3,629)	(7,432)	(3,136)	(81)	(57)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,234)	(57,839)	(43,362)	(99,784)	(62,894)	(51,063)	(59,680)	(23,121)
Asset charges (note 3):	(2,664)	(2,020)	(1,730)	(2,643)	(2,638)	(1,454)	(1,264)	(837)
Adjustments to maintain reserves	(5)	23	10	51	89	169	18	13

Net equity transactions	(94,284)	129,316	(12,266)	(414,353)	459,353	78,214	622,795	113,553

Net change in contract owners’ equity	5,552	381,115	19,689	(278,278)	531,583	144,334	680,525	172,412
Contract owners’ equity beginning of period	683,404	302,289	417,025	695,303	386,364	242,030	239,500	67,088

Contract owners’ equity end of period	$688,956	683,404	436,714	417,025	917,947	386,364	920,025	239,500

CHANGES IN UNITS:
Beginning units	39,603	30,241	32,215	73,691	24,758	18,407	27,625	10,079
Units purchased	5,906	15,220	6,155	20,286	36,567	14,966	78,723	25,518
Units redeemed	(11,534)	(5,858)	(7,250)	(61,762)	(9,898)	(8,615)	(10,097)	(7,972)

Ending units	33,975	39,603	31,120	32,215	51,427	24,758	96,251	27,625

(Continued)

39

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MFBIE		MFBOV		MFFCA		MFTCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,758	2,402	1,194	549	281	40	565	313
Realized gain (loss) on investments	(503)	(8,961)	(11,533)	(5,367)	(5,010)	(4,879)	(4,066)	(5,884)
Change in unrealized gain (loss) on investments	2,516	22,407	29,607	25,530	45,438	34,387	38,404	24,781
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,771	15,848	19,268	20,712	40,709	29,548	34,903	19,210

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,182	25,373	60,124	17,516	41,830	20,356	24,421	19,446
Transfers between funds	68,781	39,755	54,696	43,574	37,889	18,033	55,365	30,310
Surrenders (note 6)	(760)	-	(1,565)	-	(857)	-	(852)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,424)	1,769	(21,684)	4,196	(8,076)	2,434	2,361	2,485
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,813)	(8,246)	(16,518)	(7,569)	(11,063)	(5,118)	(15,244)	(6,335)
Asset charges (note 3):	(478)	(209)	(552)	(295)	(444)	(228)	(412)	(174)
Adjustments to maintain reserves	2	10	7	3	2	6	(6)	13

Net equity transactions	92,490	58,452	74,508	57,425	59,281	35,483	65,633	45,745

Net change in contract owners’ equity	101,261	74,300	93,776	78,137	99,990	65,031	100,536	64,955
Contract owners’ equity beginning of period	111,892	37,592	128,240	50,103	113,405	48,374	100,154	35,199

Contract owners’ equity end of period	$213,153	111,892	222,016	128,240	213,395	113,405	200,690	100,154

CHANGES IN UNITS:
Beginning units	14,298	6,018	16,171	7,871	13,297	8,429	13,319	6,432
Units purchased	17,962	9,544	16,759	9,569	11,326	5,706	12,857	7,965
Units redeemed	(6,222)	(1,264)	(7,310)	(1,269)	(4,922)	(838)	(4,489)	(1,078)

Ending units	26,038	14,298	25,620	16,171	19,701	13,297	21,687	13,319

(Continued)

40

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMFAS		AMSRS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	53	12,127	435	665
Realized gain (loss) on investments	105	(86,887)	(5,072)	(4,026)	(134,810)	(22,801)	20,628	(18,850)
Change in unrealized gain (loss) on investments	-	132,722	7,129	7,289	163,225	161,816	241	102,498
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	105	45,835	2,057	3,263	28,468	151,142	21,304	84,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(127)	42,710	4,776	3,198	45,058	107,400	60,258	91,073
Transfers between funds	(49)	(268,173)	(3,919)	-	(557,996)	12,515	(300,097)	1,263
Surrenders (note 6)	-	(6,821)	(7)	(1,662)	(89)	(453)	(8,673)	(8,178)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(19)	(2)	(389)	-	-	(6,266)	(2,930)
Deductions for surrender charges (note 2d)	-	(1,545)	(326)	(662)	(1,833)	(3,660)	(9,133)	(7,282)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	73	(19,040)	(1,917)	(2,685)	(17,746)	(45,110)	(35,651)	(46,139)
Asset charges (note 3):	(2)	(634)	(88)	(85)	(848)	(2,332)	(1,214)	(1,176)
Adjustments to maintain reserves	-	19	(4)	8	(1)	9	(3,676)	44

Net equity transactions	(105)	(253,503)	(1,487)	(2,277)	(533,455)	68,369	(304,452)	26,675

Net change in contract owners’ equity	-	(207,668)	570	986	(504,987)	219,511	(283,148)	110,988
Contract owners’ equity beginning of period	-	207,668	18,298	17,312	664,170	444,659	283,148	172,160

Contract owners’ equity end of period	$-	-	18,868	18,298	159,183	664,170	-	283,148

CHANGES IN UNITS:
Beginning units	-	25,895	2,205	2,561	61,680	54,272	27,288	23,978
Units purchased	299	5,384	749	464	4,444	13,244	5,573	11,814
Units redeemed	(299)	(31,279)	(1,053)	(820)	(54,091)	(5,836)	(32,861)	(8,504)

Ending units	-	-	1,901	2,205	12,033	61,680	-	27,288

(Continued)

41

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVHI3		OVHI		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,167	7,812	7,740	-	101	-	10,458	11,455
Realized gain (loss) on investments	(39,488)	(31,541)	22,166	(22,409)	128	(8,744)	(111,176)	(125,749)
Change in unrealized gain (loss) on investments	144,300	158,962	(11,101)	53,782	(10)	9,241	237,763	302,644
Reinvested capital gains	-	7,464	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	113,979	142,697	18,805	31,373	219	497	137,045	188,350

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,067	203,658	26,212	77,819	-	(48)	248,171	259,490
Transfers between funds	51,347	50,203	(77,001)	8,641	-	(2)	(141,360)	(26,754)
Surrenders (note 6)	(20,197)	(4,660)	(118)	(74)	1	(2)	(61,088)	(10,269)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,517)	(3,939)	(405)	-	(483)	-	(12,442)	(11,585)
Deductions for surrender charges (note 2d)	(20,352)	(4,581)	(525)	(119)	(55)	(6)	(24,342)	(7,684)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,707)	(73,917)	(12,369)	(10,146)	(262)	(420)	(129,042)	(130,979)
Asset charges (note 3):	(2,747)	(1,854)	(269)	(144)	(9)	(11)	(4,288)	(3,346)
Adjustments to maintain reserves	(975)	783	(3)	11	1	2	(20)	37

Net equity transactions	111,919	165,693	(64,478)	75,988	(807)	(487)	(124,411)	68,910

Net change in contract owners’ equity	225,898	308,390	(45,673)	107,361	(588)	10	12,634	257,260
Contract owners’ equity beginning of period	613,141	304,751	120,860	13,499	2,102	2,092	915,727	658,467

Contract owners’ equity end of period	$839,039	613,141	75,187	120,860	1,514	2,102	928,361	915,727

CHANGES IN UNITS:
Beginning units	48,626	33,763	46,755	6,619	700	873	89,913	82,941
Units purchased	21,486	24,755	11,848	46,117	-	-	26,911	31,486
Units redeemed	(12,736)	(9,892)	(33,241)	(5,981)	(261)	(173)	(38,316)	(24,514)

Ending units	57,376	48,626	25,362	46,755	439	700	78,508	89,913

(Continued)

42

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		PMVFBA		PMVLDA		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,018	5,896	3,826	224	15,353	3,240	-	-
Realized gain (loss) on investments	102,402	(243,493)	(3)	1,223	17,900	202	139,038	(218,570)
Change in unrealized gain (loss) on investments	(27,370)	398,809	22,721	(2,781)	(485)	(4,424)	(80,536)	366,392
Reinvested capital gains	-	-	3,201	798	5,054	12,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,050	161,212	29,745	(536)	37,822	11,843	58,502	147,822

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,755	205,899	170,036	31,762	360,105	52,271	66,730	154,468
Transfers between funds	(182,568)	(179,511)	193,533	42,050	761,491	244,796	(432,083)	(380,311)
Surrenders (note 6)	(11,989)	(5,064)	(573)	-	(27,747)	(199)	(22,842)	(22,543)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,415)	(13,372)	-	-	(30,768)	130	313	(2,906)
Deductions for surrender charges (note 2d)	(7,323)	(4,164)	(191)	-	(5,357)	(1,222)	(9,584)	(7,519)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,714)	(87,810)	(28,531)	(2,731)	(67,546)	(19,065)	(44,970)	(86,899)
Asset charges (note 3):	(2,074)	(2,746)	(522)	(96)	(2,617)	(523)	(1,628)	(2,252)
Adjustments to maintain reserves	(5)	49	(105)	(7)	(91)	(42)	(17)	44

Net equity transactions	(151,333)	(86,719)	333,647	70,978	987,470	276,146	(444,081)	(347,918)

Net change in contract owners’ equity	(74,283)	74,493	363,392	70,442	1,025,292	287,989	(385,579)	(200,096)
Contract owners’ equity beginning of period	543,289	468,796	70,442	-	287,989	-	385,763	585,859

Contract owners’ equity end of period	$469,006	543,289	433,834	70,442	1,313,281	287,989	184	385,763

CHANGES IN UNITS:
Beginning units	49,035	58,050	6,424	-	26,072	-	34,091	73,411
Units purchased	11,384	31,452	32,795	6,672	167,514	28,035	5,899	18,307
Units redeemed	(26,117)	(40,467)	(3,081)	(248)	(80,667)	(1,963)	(39,976)	(57,627)

Ending units	34,302	49,035	36,138	6,424	112,919	26,072	14	34,091

(Continued)

43

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		VWHAR		WRASP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,643	5,401	-	-	-	-	21,335	442
Realized gain (loss) on investments	72,979	(54,017)	2,962	-	6,083	-	4,301	(3,175)
Change in unrealized gain (loss) on investments	(21,688)	131,463	511	-	14,363	-	227,502	50,251
Reinvested capital gains	-	-	-	-	-	-	-	11,943

Net increase (decrease) in contract owners’ equity resulting from operations	56,934	82,847	3,473	-	20,446	-	253,138	59,461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,504	62,977	1,365	-	5,941	-	1,141,901	483,700
Transfers between funds	(409,767)	22,960	9,001	-	166,047	-	1,396,066	372,931
Surrenders (note 6)	(25,789)	(7,134)	-	-	(2)	-	(22,635)	(10)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,036)	(846)	-	-	(470)	-	(2,170)	(2,892)
Deductions for surrender charges (note 2d)	(12,562)	(3,280)	-	-	-	-	(13,289)	3
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,369)	(42,230)	(496)	-	(1,763)	-	(303,738)	(64,545)
Asset charges (note 3):	(1,958)	(1,438)	(18)	-	(69)	-	(5,438)	(335)
Adjustments to maintain reserves	30	50	2	-	(2)	-	(288)	(27)

Net equity transactions	(439,947)	31,059	9,854	-	169,682	-	2,190,409	788,825

Net change in contract owners’ equity	(383,013)	113,906	13,327	-	190,128	-	2,443,547	848,286
Contract owners’ equity beginning of period	383,013	269,107	-	-	-	-	897,119	48,833

Contract owners’ equity end of period	$-	383,013	13,327	-	190,128	-	3,340,666	897,119

CHANGES IN UNITS:
Beginning units	36,899	32,472	-	-	-	-	94,099	6,405
Units purchased	13,780	15,248	3,608	-	23,426	-	267,760	96,196
Units redeemed	(50,679)	(10,821)	(2,355)	-	(7,471)	-	(39,426)	(8,502)

Ending units	-	36,899	1,253	-	15,955	-	322,433	94,099

(Continued)

44

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRBP		WRBDP		WRCEP		WRDIV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,001	73	7,113	1,004	1,174	206	1,442	289
Realized gain (loss) on investments	1,066	111	6,935	186	1,008	(85)	2,656	(530)
Change in unrealized gain (loss) on investments	7,623	1,553	(424)	1,887	26,913	8,517	25,812	12,552
Reinvested capital gains	730	21	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,420	1,758	13,624	3,077	29,095	8,638	29,910	12,311

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,332	18,766	247,974	67,052	115,462	38,594	83,732	59,531
Transfers between funds	32,375	6,827	(48,290)	36,164	33,580	23,398	27,203	33,130
Surrenders (note 6)	(1)	-	(2)	-	-	(4)	(1,099)	(7)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(5)	(1,019)	(1,051)	-
Deductions for surrender charges (note 2d)	(20)	1	(179)	-	(269)	-	(2,008)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,550)	(2,897)	(34,343)	(10,527)	(29,306)	(10,699)	(28,474)	(10,593)
Asset charges (note 3):	(51)	-	(83)	-	(45)	-	(59)	-
Adjustments to maintain reserves	15	3	41	4	(8)	7	(2)	9

Net equity transactions	41,100	22,700	165,118	92,693	119,409	50,277	78,242	82,070

Net change in contract owners’ equity	51,520	24,458	178,742	95,770	148,504	58,915	108,152	94,381
Contract owners’ equity beginning of period	24,483	25	116,172	20,402	69,571	10,656	105,960	11,579

Contract owners’ equity end of period	$76,003	24,483	294,914	116,172	218,075	69,571	214,112	105,960

CHANGES IN UNITS:
Beginning units	2,569	3	10,627	2,000	7,675	1,458	12,273	1,581
Units purchased	5,408	2,899	20,013	9,628	15,320	7,641	12,725	12,053
Units redeemed	(1,167)	(333)	(5,199)	(1,001)	(3,095)	(1,424)	(3,687)	(1,361)

Ending units	6,810	2,569	25,441	10,627	19,900	7,675	21,311	12,273

(Continued)

45

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRENG		WRGNR		WRGP		WRHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$151	-	-	-	553	81	12,207	2,158
Realized gain (loss) on investments	948	595	6,381	(110)	483	(992)	1,865	559
Change in unrealized gain (loss) on investments	14,979	4,275	39,616	32,922	16,403	9,156	12,343	11,333
Reinvested capital gains	-	-	-	-	-	600	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,078	4,870	45,997	32,812	17,439	8,845	26,415	14,050

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,282	20,983	130,279	69,195	58,476	43,933	127,211	52,556
Transfers between funds	7,507	15,992	30,311	44,608	32,015	12,317	99,658	30,243
Surrenders (note 6)	(30)	-	(979)	(5)	-	-	5	(4)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(210)	-	(558)	(1,594)	-	-	(1,112)	(1,966)
Deductions for surrender charges (note 2d)	(27)	-	(1,945)	-	(220)	(124)	(110)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,695)	(5,376)	(37,062)	(13,660)	(21,875)	(7,855)	(32,446)	(9,557)
Asset charges (note 3):	(4)	-	(106)	-	(27)	-	(61)	-
Adjustments to maintain reserves	(3)	(1)	3,073	3	16	(1)	9	8

Net equity transactions	42,820	31,598	123,013	98,547	68,385	48,270	193,154	71,280

Net change in contract owners’ equity	58,898	36,468	169,010	131,359	85,824	57,115	219,569	85,330
Contract owners’ equity beginning of period	36,891	423	149,762	18,403	66,547	9,432	101,433	16,103

Contract owners’ equity end of period	$95,789	36,891	318,772	149,762	152,371	66,547	321,002	101,433

CHANGES IN UNITS:
Beginning units	4,780	77	20,574	4,390	7,390	1,331	8,647	2,010
Units purchased	7,456	5,497	23,878	18,610	10,121	7,077	17,993	7,730
Units redeemed	(2,059)	(794)	(7,043)	(2,426)	(2,481)	(1,018)	(2,815)	(1,093)

Ending units	10,177	4,780	37,409	20,574	15,030	7,390	23,825	8,647

(Continued)

46

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRIP		WRI2P		WRMIC		WRMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,150	282	986	678	-	-	21	-
Realized gain (loss) on investments	1,409	(685)	1,816	(922)	5,438	563	2,189	942
Change in unrealized gain (loss) on investments	21,602	9,718	13,628	9,115	14,064	4,013	21,439	4,623
Reinvested capital gains	-	-	-	1,091	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,161	9,315	16,430	9,962	19,502	4,576	23,649	5,565

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,672	49,556	47,112	33,512	25,082	14,962	55,299	33,829
Transfers between funds	17,733	16,501	22,523	17,348	3,815	15,656	13,961	6,497
Surrenders (note 6)	(3)	-	1	-	2	-	(70)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,043)	-	-	-	(231)	-	(723)	-
Deductions for surrender charges (note 2d)	(205)	(87)	(28)	-	-	(48)	(37)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,520)	(9,047)	(17,035)	(6,635)	(9,816)	(3,968)	(16,623)	(4,264)
Asset charges (note 3):	(106)	-	(44)	-	(24)	-	(30)	-
Adjustments to maintain reserves	9	4	10	7	4	4	21	8

Net equity transactions	77,537	56,927	52,539	44,232	18,832	26,606	51,798	36,070

Net change in contract owners’ equity	101,698	66,242	68,969	54,194	38,334	31,182	75,447	41,635
Contract owners’ equity beginning of period	80,377	14,135	59,301	5,107	31,200	18	42,396	761

Contract owners’ equity end of period	$182,075	80,377	128,270	59,301	69,534	31,200	117,843	42,396

CHANGES IN UNITS:
Beginning units	9,348	2,086	6,214	733	3,588	3	3,952	104
Units purchased	13,188	8,475	7,481	6,305	3,680	4,124	6,071	4,296
Units redeemed	(4,088)	(1,213)	(1,914)	(824)	(1,591)	(539)	(1,673)	(448)

Ending units	18,448	9,348	11,781	6,214	5,677	3,588	8,350	3,952

(Continued)

47

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMMP		WRMSP		WRPAP		WRPCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$130	873	206	12	1,623	125	122	1
Realized gain (loss) on investments	-	-	(143)	2	3,629	1,186	647	60
Change in unrealized gain (loss) on investments	-	-	(15)	15	15,605	12,843	2,744	481
Reinvested capital gains	-	-	-	-	3,234	286	233	2

Net increase (decrease) in contract owners’ equity resulting from operations	130	873	48	29	24,091	14,440	3,746	544

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,102,282	961,303	1,523	1,537	126,524	85,958	53,077	6,473
Transfers between funds	(1,085,305)	(807,901)	(5,353)	3,135	35,052	16,238	41,226	618
Surrenders (note 6)	-	-	-	-	(2)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,365)	(167)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,354)	(42,856)	(372)	(318)	(41,501)	(14,711)	(9,621)	(1,389)
Asset charges (note 3):	(352)	-	-	-	(31)	-	(72)	-
Adjustments to maintain reserves	65	97	(231)	2	81	(6)	(1)	(3)

Net equity transactions	(52,664)	110,643	(4,433)	4,356	118,758	87,312	84,609	5,699

Net change in contract owners’ equity	(52,534)	111,516	(4,385)	4,385	142,849	101,752	88,355	6,243
Contract owners’ equity beginning of period	202,982	91,466	4,385	-	101,752	-	6,243	-

Contract owners’ equity end of period	$150,448	202,982	-	4,385	244,601	101,752	94,598	6,243

CHANGES IN UNITS:
Beginning units	19,956	9,084	433	-	10,521	-	615	-
Units purchased	108,356	94,868	135	465	15,951	12,212	8,822	761
Units redeemed	(113,532)	(83,996)	(568)	(32)	(4,580)	(1,691)	(917)	(146)

Ending units	14,780	19,956	-	433	21,892	10,521	8,520	615

(Continued)

48

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPMP		WRPMAP		WRPMCP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,123	505	4,808	368	304	-	498	226
Realized gain (loss) on investments	23,730	1,013	17,593	2,445	479	158	1,081	485
Change in unrealized gain (loss) on investments	61,772	50,363	75,867	42,517	3,079	725	6,123	3,256
Reinvested capital gains	6,793	933	8,563	660	521	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,418	52,814	106,831	45,990	4,383	883	7,702	3,967

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	299,957	277,535	383,651	229,122	49,160	11,216	22,980	13,080
Transfers between funds	178,090	103,152	114,747	193,802	5,101	512	1,510	5,386
Surrenders (note 6)	-	-	(3,513)	-	-	-	2	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(5,042)	(122)	-	-	(17)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,804)	(41,080)	(147,907)	(50,545)	(13,242)	(2,760)	(6,900)	(2,976)
Asset charges (note 3):	(358)	-	(284)	-	(32)	-	(6)	-
Adjustments to maintain reserves	203	(21,772)	(633)	12	122	(3)	5	2

Net equity transactions	377,088	317,835	341,019	372,269	41,109	8,965	17,574	15,492

Net change in contract owners’ equity	473,506	370,649	447,850	418,259	45,492	9,848	25,276	19,459
Contract owners’ equity beginning of period	410,908	40,259	495,781	77,522	9,848	-	22,144	2,685

Contract owners’ equity end of period	$884,414	410,908	943,631	495,781	55,340	9,848	47,420	22,144

CHANGES IN UNITS:
Beginning units	41,362	4,780	50,451	9,522	982	-	2,749	412
Units purchased	51,215	43,257	48,921	46,731	5,291	1,299	2,648	2,824
Units redeemed	(13,534)	(6,675)	(15,480)	(5,802)	(1,300)	(317)	(816)	(487)

Ending units	79,043	41,362	83,892	50,451	4,973	982	4,581	2,749

(Continued)

49

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	34	51	-	317	247
Realized gain (loss) on investments	5,075	1,138	4,974	968	2,682	1,061	461	47
Change in unrealized gain (loss) on investments	21,310	16,831	20,877	6,470	21,252	8,449	6,946	4,955
Reinvested capital gains	5,585	1,068	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,970	19,037	25,851	7,472	23,985	9,510	7,724	5,249

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	140,739	68,436	62,999	36,433	40,857	29,379	22,574	11,028
Transfers between funds	65,996	56,139	10,966	19,942	40,488	21,592	7,093	12,407
Surrenders (note 6)	(1,523)	-	(732)	(1)	(1)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6)	(1,545)	(736)	(984)	-	-	-	-
Deductions for surrender charges (note 2d)	(17)	-	(164)	-	(134)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,484)	(12,783)	(18,427)	(6,125)	(11,988)	(4,494)	(4,535)	(2,155)
Asset charges (note 3):	(125)	-	(81)	-	(22)	-	(2)	-
Adjustments to maintain reserves	1,498	5	2,135	2	(4)	(3)	7	(3)

Net equity transactions	165,078	110,252	55,960	49,267	69,196	46,474	25,137	21,277

Net change in contract owners’ equity	197,048	129,289	81,811	56,739	93,181	55,984	32,861	26,526
Contract owners’ equity beginning of period	130,999	1,710	58,389	1,650	57,132	1,148	28,559	2,033

Contract owners’ equity end of period	$328,047	130,999	140,200	58,389	150,313	57,132	61,420	28,559

CHANGES IN UNITS:
Beginning units	12,301	231	6,068	231	5,551	144	2,895	261
Units purchased	19,945	13,604	7,562	6,663	7,271	5,906	2,798	2,892
Units redeemed	(4,926)	(1,534)	(2,322)	(826)	(1,269)	(499)	(448)	(258)

Ending units	27,320	12,301	11,308	6,068	11,553	5,551	5,245	2,895

(Continued)

50

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSCG		MSVRE		AVBVI		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	15,515	-	-	-	239
Realized gain (loss) on investments	2,848	4,330	-	(388,507)	-	(49,174)	-	(1,642)
Change in unrealized gain (loss) on investments	31,014	1,466	-	437,861	-	64,955	-	4,073
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,862	5,796	-	64,869	-	15,781	-	2,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	58,261	11,846	(16)	160,493	-	13,226	-	5,990
Transfers between funds	202,753	5,087	(12)	(617,069)	-	(63,905)	-	(15,345)
Surrenders (note 6)	(25)	-	-	(8,676)	-	(7,608)	-	(1)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,503)	-	-	50	-	37	-	-
Deductions for surrender charges (note 2d)	-	(4)	-	(5,275)	-	(112)	-	(29)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,190)	(2,256)	28	(43,559)	-	(6,948)	-	(3,516)
Asset charges (note 3):	(568)	(56)	(1)	(1,224)	-	(157)	-	(46)
Adjustments to maintain reserves	42	23	1	53	-	5	-	9

Net equity transactions	239,770	14,640	-	(515,207)	-	(65,462)	-	(12,938)

Net change in contract owners’ equity	273,632	20,436	-	(450,338)	-	(49,681)	-	(10,268)
Contract owners’ equity beginning of period	20,436	-	-	450,338	-	49,681	-	10,268

Contract owners’ equity end of period	$294,068	20,436	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,548	-	-	52,025	-	8,367	-	1,080
Units purchased	17,553	1,596	156	21,516	-	2,251	-	638
Units redeemed	(1,530)	(48)	(156)	(73,541)	-	(10,618)	-	(1,718)

Ending units	17,571	1,548	-	-	-	-	-	-

(Continued)

51

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVVS1		AMRS		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	100	-	-	-	-	-	1,362
Realized gain (loss) on investments	-	(13,181)	-	(71,877)	-	(80,057)	-	948
Change in unrealized gain (loss) on investments	-	18,636	-	82,497	-	137,015	-	1,630
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,555	-	10,620	-	56,958	-	3,940

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	5,291	-	9,734	-	23,821	-	3,643
Transfers between funds	-	(38,030)	-	(119,998)	-	(259,522)	-	(62,950)
Surrenders (note 6)	-	-	-	-	-	(877)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	18	-	21	-	-	-	-
Deductions for surrender charges (note 2d)	-	(27)	-	-	-	(971)	-	(33)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,810)	-	(12,165)	-	(9,314)	-	(3,262)
Asset charges (note 3):	-	(98)	-	(327)	-	(455)	-	(115)
Adjustments to maintain reserves	-	3	-	24	-	4	-	28

Net equity transactions	-	(36,653)	-	(122,711)	-	(247,314)	-	(62,689)

Net change in contract owners’ equity	-	(31,098)	-	(112,091)	-	(190,356)	-	(58,749)
Contract owners’ equity beginning of period	-	31,098	-	112,091	-	190,356	-	58,749

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,365	-	12,491	-	26,414	-	5,231
Units purchased	-	770	-	1,099	-	3,274	-	312
Units redeemed	-	(5,135)	-	(13,590)	-	(29,688)	-	(5,543)

Ending units	-	-	-	-	-	-	-	-

(Continued)

52

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF
	2010	2009
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	(347,847)
Change in unrealized gain (loss) on investments	-	364,727
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	16,880

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	30,836
Transfers between funds	-	(512,969)
Surrenders (note 6)	-	(32,068)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(2)
Deductions for surrender charges (note 2d)	-	(176)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(19,482)
Asset charges (note 3):	-	(640)
Adjustments to maintain reserves	-	26

Net equity transactions	-	(534,475)

Net change in contract owners’ equity	-	(517,595)
Contract owners’ equity beginning of period	-	517,595

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	71,365
Units purchased	-	4,442
Units redeemed	-	(75,807)

Ending units	-	-

See accompanying notes to financial statements.

53

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

(Continued)

54

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Brandes International Equity Fund (MFBIE)

Business Opportunity Value Fund (MFBOV)

Frontier Capital Appreciation Fund (MFFCA)

M Large Cap Growth Fund (MFTCG)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

(Continued)

55

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately  Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*  At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

56

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

57

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $3,412,537 and $2,524,153, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the Company deducts a maximum guaranteed charge for all ages of $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount for all ages and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.20 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $1.18 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(Continued)

58

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

(Continued)

59

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%
Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%
Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.00% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

60

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $5,676,468 and $2,065,392, respectively, and total transfers from the Account to the fixed account were $1,990,052 and $695,745, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$130,506,240	0	$130,506,240
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc.-Global Allocation V.I. Fund -Class II ( MLVGA2 )	$155,215	$161,969
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	464,894	390,389
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2 )	1,564	1,762
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	598,593	470,757
Investors Growth Stock Series - Initial Class ( MIGIC )	1,492	1,415
Value Series - Initial Class ( MVFIC )	347,467	293,626
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	89	99
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	84,389	81,410
AllianceBernstein NVIT Global Fixed Income Fund - Class III ( NVAGF3 )	4,622	4,989
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	39,642	45,398
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	879,547	952,894
(Continued)

61

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

American Funds NVIT Bond Fund - Class II ( GVABD2 )	232,092	252,732
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	141,146	133,208
American Funds NVIT Growth Fund -Class II ( GVAGR2 )	422,698	306,632
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	113,312	126,920
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	231,065	227,498
Gartmore NVIT Emerging Markets Fund - Class III ( GEM3 )	905,783	643,426
Gartmore NVIT International Equity Fund - Class VI ( NVIE6 )	174,118	189,831
Gartmore NVIT Worldwide Leaders Fund - Class III ( GEF3 )	1,500	1,698
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	10,117	15,294
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	345,293	318,026
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1 )	75,790	105,054
NVIT Cardinal Balanced Fund - Class I ( NVCRB1 )	278,461	340,824
NVIT Cardinal Capital Appreciation Fund -Class I ( NVCCA1 )	151,617	194,882
NVIT Cardinal Conservative Fund - Class I ( NVCCN1 )	74,445	82,504
NVIT Cardinal Moderate Fund - Class I ( NVCMD1 )	236,526	303,508
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1 )	543,851	703,894
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1 )	138,088	157,987
NVIT Core Bond Fund - Class I ( NVCBD1 )	185,070	194,872
NVIT Core Plus Bond Fund - Class I ( NVLCP1 )	19,821	21,130
NVIT Fund - Class I ( TRF )	417,311	284,801
NVIT Government Bond Fund - Class I ( GBF )	1,070,479	1,099,193
NVIT Health Sciences Fund - Class III ( GVGHS )	135,833	143,170
NVIT International Index Fund - Class VI ( GVIX6 )	45,650	33,660
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	234,795	162,238
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	21,440	22,142
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	83,681	87,256
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	168,860	180,100
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	510,652	413,533
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	730,148	508,375
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	161,144	172,703
NVIT Mid Cap Index Fund - Class I ( MCIF )	470,322	414,529
NVIT Money Market Fund - Class I ( SAM )	10,641,549	10,641,549
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	428,930	394,589
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	143,529	84,549
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	357,044	437,406
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	40,551	47,703
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	265,444	314,060
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	418,917	454,053
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	57,502	59,088
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	95,724	70,207
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	355,136	344,422
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	241,503	230,944
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	16,664	16,727
NVIT Technology & Communications Fund - Class III ( GGTC3 )	254,691	267,828
NVIT U.S. Growth Leaders Fund - Class I ( GVUG1 )	132,773	127,949
Oppenheimer NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	38,182	41,919
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	316,073	375,899
Van Kampen NVIT Comstock Value Fund - Class I ( EIF )	178,616	149,176
Van Kampen NVIT Real Estate Fund - Class I ( NVRE1 )	83,116	118,583
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	616,327	608,234
V.I. Capital Appreciation Fund - Series I ( AVCA )	6,579	4,968
V.I. Capital Development Fund - Series I ( AVCDI )	175,998	206,971
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	96,748	126,884
VP Inflation Protection Fund - Class II ( ACVIP2 )	85,953	94,066
VP Mid Cap Value Fund - Class I ( ACVMV1 )	134,536	136,881
VP Value Fund - Class I ( ACVV )	1,402,877	1,254,396
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	170,103	104,378
Stock Index Fund, Inc. - Initial Shares ( DSIF )	266,164	190,348
Appreciation Portfolio - Initial Shares ( DCAP )	16,480	14,696
Market Opportunity Fund II - Service Shares ( FVMOS )	50,614	46,909
Quality Bond Fund II - Primary Shares ( FQB )	33,110	35,095
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	3,755,838	3,207,152
VIP Fund - Energy Portfolio - Service Class 2 ( FNRS2 )	829,776	763,980
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	250,322	171,857
VIP Fund - Freedom Fund 2010 Portfolio - Service Class ( FF10S )	11,178	10,847
VIP Fund - Freedom Fund 2020 Portfolio - Service Class ( FF20S )	128,769	106,858
VIP Fund - Freedom Fund 2030 Portfolio - Service Class ( FF30S )	144,177	111,933
(Continued)

62

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Growth Portfolio - Service Class ( FGS )	137,111	125,767
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	491,891	520,748
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	610,428	502,903
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	775,225	499,300
VIP Fund - Value Strategies Portfolio - Service Class ( FVSS )	42,254	33,851
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	52,920	58,317
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI )	2,760	2,455
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI )	538,823	392,511
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	247,202	159,416
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	70,165	67,617
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	101,044	113,251
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	40,490	50,809
Brandes International Equity Fund ( MFBIE )	42,688	42,185
Business Opportunity Value Fund ( MFBOV )	60,763	49,230
Frontier Capital Appreciation Fund ( MFFCA )	45,240	40,230
M Large Cap Growth Fund ( MFTCG )	34,271	30,205
International Portfolio - S Class Shares ( AMINS )	3,126	3,231
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	13,161	8,089
Socially Responsive Portfolio - I Class Shares ( AMSRS )	711,796	576,986
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )	315,274	335,902
Global Securities Fund/VA - Class 3 ( OVGS3 )	142,344	102,856
High Income Fund/VA - Class 3 ( OVHI3 )	65,924	88,090
High Income Fund/VA - Non-Service Shares ( OVHI )	684	812
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	448,747	337,571
Main Street Small Cap Fund(R)/VA - Non-Service Shares ( OVSC )	230,581	332,983
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA )	18,330	18,327
Low Duration Portfolio - Administrative Class ( PMVLDA )	1,150,192	1,168,092
Blue Chip Growth Portfolio - II ( TRBCG2 )	342,043	481,081
Equity Income Portfolio - II ( TREI2 )	524,660	597,639
Health Sciences Portfolio - II ( TRHS2 )	54,722	57,684
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 ( VWHAR )	71,204	77,287
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	71,648	75,949
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced ( WRBP )	5,601	6,667
Ivy Fund Variable Insurance Portfolios, Inc. - Bond ( WRBDP )	139,055	145,990
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity ( WRCEP )	5,522	6,530
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities ( WRDIV )	9,893	12,549
Ivy Fund Variable Insurance Portfolios, Inc. - Energy ( WRENG )	6,238	7,186
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources ( WRGNR )	18,885	25,266
Ivy Fund Variable Insurance Portfolios, Inc. - Growth ( WRGP )	6,395	6,878
Ivy Fund Variable Insurance Portfolios, Inc. - High Income ( WRHIP )	6,288	8,153
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth ( WRIP )	8,926	10,335
Ivy Fund Variable Insurance Portfolios, Inc. - International Value ( WRI2P )	5,953	7,769
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth ( WRMIC )	10,860	16,298
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth ( WRMCG )	6,016	8,205
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market ( WRMMP )	1,147,237	1,147,237
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities ( WRMSP )	5,812	5,669
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive ( WRPAP )	14,073	17,702
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative ( WRPCP )	8,765	9,412
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate ( WRPMP )	108,035	131,765
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive ( WRPMAP )	47,085	64,678
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderately Conservative ( WRPMCP )	4,224	4,703
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities ( WRRESP )	1,901	2,982
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology ( WRSTP )	21,334	26,409
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth ( WRSCP )	17,564	22,538
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value ( WRSCV )	4,001	6,683
Ivy Fund Variable Insurance Portfolios, Inc. - Value ( WRVP )	1,263	1,724
Advantage Funds Variable Trust - VT Small Cap Growth Fund ( WFVSCG )	16,750	19,598

Total	$42,235,502	$40,293,732

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

63

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	154,611	$13.386468	$2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
2006	0.00%	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
Value Series - Initial Class (MVFIC)
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
2007	0.00%	26,056	14.000352	364,793	0.50%	7.91%
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006
(Continued)

64

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	44,558	$11.627184	$518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
2006	0.00%	114	10.538858	1,201	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
2006	0.00%	658	10.842096	7,134	0.00%	8.42%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
2007	0.00%	11,190	12.027193	134,584	7.70%	3.17%
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
(Continued)

65

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	199,390	$10.149086	$2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
NVIT Health Sciences Fund -Class III (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%
(Continued)

66

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.00%	24,978	$12.782641	$319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
NVIT Mid Cap Growth Fund - Class II (SGRF2)
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
2006	0.00%	30,304	14.056822	425,978	1.95%	22.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
(Continued)

67

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	24,511	$9.169345	$224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
2007	0.00%	4,802	12.718919	61,076	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
2006	0.00%	4,962	12.892586	63,973	0.22%	12.04%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	15,818	12.888766	203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009
(Continued)

68

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	61,272	$11.294732	$692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
2007	0.00%	7,730	12.310539	95,160	0.72%	1.54%
2006	0.00%	5,238	12.123351	63,502	0.49%	13.20%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
2007	0.00%	352	17.230511	6,065	0.00%	18.06%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
2006	0.00%	5,692	13.620466	77,528	0.99%	20.30%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
(Continued)

69

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	$10.532686	$1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
VP Vista(SM) Fund -Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
2006	0.00%	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%
2007	0.00%	2,514	11.108998	27,928	3.46%	5.38%
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	12.074163	2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%
(Continued)

70

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund -Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	17,629	$13.516167	$238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%
VIP Fund -Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%
VIP Fund -Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
2006	0.00%	71,092	14.743687	1,048,158	0.16%	17.95%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
2007	0.00%	5,526	11.637657	64,310	1.27%	3.76%
2006	0.00%	124	11.216304	1,391	0.00%	12.16%	5/1/2006
(Continued)

71

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	3,873	$12.522488	$48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
2007	0.00%	20,640	21.120230	435,922	2.17%	28.70%
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Brandes International Equity Fund (MFBIE)
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
Business Opportunity Value Fund (MFBOV)
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
Frontier Capital Appreciation Fund (MFFCA)
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
M Large Cap Growth Fund (MFTCG)
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
2007	0.00%	47,864	14.972222	716,630	3.38%	3.21%
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%
(Continued)

72

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	26,414	$7.206627	$190,356	1.04%	-45.95%
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
2007	0.00%	57,410	12.902441	740,729	0.73%	4.42%
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
(Continued)

73

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.00%	14	$13.126208	$184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
2006	0.00%	9,996	12.370493	123,655	0.43%	9.33%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
Health Sciences Portfolio - II (TRHS2)
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
Limited - Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
2006	0.00%	98	10.535464	1,032	0.42%	4.03%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
(Continued)

74

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.00%	18,448	$9.869648	$182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
(Continued)

75

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.00%	5,245	$11.710184	$61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%

2010	Contract owners equity:				$130,554,358
2009	Contract owners equity:				$77,699,179
2008	Contract owners equity:				$38,340,805
2007	Contract owners equity:				$32,958,038
2006	Contract owners equity:				$14,548,089
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

76

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life and Annuity Insurance Company and subsidiary (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I, IV and V.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company and subsidiary as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
April 4, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)
Consolidated Balance Sheets
(in millions, except share amounts)

	December 31,
	2010	2009

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $3,255.9 and $2,944.9)	$ 3,362.5	$ 2,935.8
Equity securities (cost $2.2 and $2.7)	3.0	3.0
Mortgage loans, net	549.1	663.8
Short-term investments	207.5	176.3
Policy loans	23.4	20.9
Total investments	$ 4,145.5	$ 3,799.8

Cash and cash equivalents	306.1	2.0
Accrued investment income	43.9	38.6
Deferred policy acquisition costs	506.8	416.5
Value of business acquired	21.0	24.6
Other assets	514.7	550.8
Separate account assets	1,322.4	1,361.7
Total assets	$ 6,860.4	$ 6,194.0

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 4,167.1	$ 4,003.8
Long-term debt	272.0	-
Other liabilities	351.4	176.3
Separate account liabilities	1,322.4	1,361.7
Total liabilities	$ 6,112.9	$ 5,541.8

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	$ 2.6	$ 2.6
Additional paid-in capital	457.9	457.9
Retained earnings	252.0	204.0
Accumulated other comprehensive income (loss)	35.0	(12.3)
Total shareholder’s equity	$ 747.5	$ 652.2
Total liabilities and shareholder’s equity	$ 6,860.4	$ 6,194.0

See accompanying notes to the consolidated financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)
Consolidated Statements of Operations
(in millions)

		Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 158.8	$ 125.3	$ 105.0
Premiums	46.9	41.3	29.2
Net investment income	87.1	74.7	66.7
Net realized investment gains (losses)	6.9	13.5	(3.9)
Other-than-temporary impairment losses (consisting of $34.8 and
$125.9 of total other-than-temporary impairment losses, net of $12.5 and $48.7 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(22.3)	(77.2)	(107.5)
Other income	-	-	0.2
Total revenues	$ 277.4	$ 177.6	$ 89.7

Benefits and expenses:
Interest credited to policyholder accounts	$ 34.9	$ 29.6	$ 26.4
Benefits and claims	109.9	88.3	59.6
Policyholder dividends	1.1	1.1	1.1
Amortization of deferred policy acquisition costs	24.8	34.9	43.7
Amortization of value of business acquired and other intangible assets	3.6	11.5	7.5
Other operating expenses	30.4	24.7	27.6
Total benefits and expenses	$ 204.7	$ 190.1	$ 165.9

Income (loss) from continuing operations before federal income tax expense (benefit)	$ 72.7	$ (12.5)	$ (76.2)
Federal income tax expense (benefit)	24.7	(6.0)	(28.7)
Net income (loss)	$ 48.0	$ (6.5)	$ (47.5)

See accompanying notes to the consolidated financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Changes in Shareholder’s Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2007	$ 2.6	$ 317.9	$ 269.3	$ (3.7)	$ 586.1

Dividend paid to Nationwide Life Insurance Company	-	-	(45.5)	-	(45.5)

Comprehensive loss:
Net loss	-	-	(47.5)	-	(47.5)
Other comprehensive loss, net of taxes	-	-	-	(78.9)	(78.9)
Total comprehensive loss					(126.4)
Balance as of December 31, 2008	$ 2.6	$ 317.9	$ 176.3	$ (82.6)	$ 414.2

Cumulative effect of change in accounting principle	-	-	34.2	(34.2)	-

Capital contributions from Nationwide Life Insurance Company	-	140.0	-	-	140.0

Comprehensive income (loss):
Net loss	-	-	(6.5)	-	(6.5)
Other comprehensive income, net of taxes	-	-	-	104.5	104.5
Total comprehensive income					98.0
Balance as of December 31, 2009	$ 2.6	$ 457.9	$ 204.0	$ (12.3)	$ 652.2

Comprehensive income:
Net income	-	-	48.0	-	48.0
Other comprehensive income, net of taxes	-	-	-	47.3	47.3
Total comprehensive income					95.3
Balance as of December 31, 2010	$ 2.6	$ 457.9	$ 252.0	$ 35.0	$ 747.5

See accompanying notes to the consolidated financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 48.0	$ (6.5)	$ (47.5)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized investment (gains) losses	(6.9)	(13.5)	3.9
Other-than-temporary impairment losses	22.3	77.2	107.5
Interest credited to policyholder accounts	34.9	29.6	26.4
Capitalization of deferred policy acquisition costs	(161.6)	(119.5)	(91.6)
Amortization of deferred policy acquisition costs	24.8	34.9	43.7
Amortization and depreciation	9.3	11.3	16.8
Changes in:
Policy liabilities	(176.5)	(145.9)	(142.2)
Other, net	40.7	59.7	(51.8)
Net cash used in operating activities	$ (165.0)	$ (72.7)	$ (134.8)

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 388.2	$ 593.4	$ 520.4
Proceeds from sale of securities available-for-sale	211.8	531.9	300.5
Proceeds from sales/repayments of mortgage loans	151.6	94.0	123.8
Cost of securities available-for-sale aquired	(880.3)	(1,547.9)	(671.4)
Cost of mortgage loans originated or acquired	(51.1)	(7.2)	(15.7)
Net (increase) decrease in short-term investments	(31.2)	1.2	(55.8)
Collateral received (paid)	93.8	(28.7)	(15.3)
Other, net	(4.0)	-	0.7
Net cash (used in) provided by investing activities	$ (121.2)	$ (363.3)	$ 187.2

Cash flows from financing activities:
Proceeds from issuance of long-term debt	$ 272.0	$ -	$ -
Investment and universal life insurance product deposits and other additions	486.9	518.4	459.7
Investment and universal life insurance product withdrawals and other deductions	(162.8)	(226.0)	(509.2)
Cash dividend to Nationwide Life Insurance Company	-	-	(10.7)
Cash contribution from Nationwide Life Insurance Company	-	140.0	-
Other, net	(5.8)	(0.8)	14.2
Net cash provided by (used in) financing activities	$ 590.3	$ 431.6	$ (46.0)

Net increase (decrease) in cash and cash equivalents	$ 304.1	$ (4.4)	$ 6.4
Cash and cash equivalents, beginning of period	2.0	6.4	-
Cash and cash equivalents, end of period	$ 306.1	$ 2.0	$ 6.4

See accompanying notes to the consolidated financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC, or collectively with its subsidiary, the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by NLIC, an Ohio stock legal reserve life insurance company. All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis. The Company sells fixed and variable rate annuities through banks and other financial institutions.  The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouses and regional firms and life insurance specialists.  The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

During 2010, NLAIC made capital contributions totaling $70.0 million to form Olentangy Reinsurance, LLC (Olentangy) as a Vermont-domiciled special purpose financial captive insurance company for the purpose of ceding certain universal life and term life insurance policies from NLAIC.  Olentangy is a wholly-owned subsidiary of NLAIC.

On December 31, 2009, NLAIC merged with an affiliate, Nationwide Life and Annuity Company of America (NLACA), with NLAIC as the surviving entity.  The merger was completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include accounts of NLAIC and Olentangy, the company in which NLAIC has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies and obligations of states and political subdivisions for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  For limited-payment contracts, we defer the excess of the gross premium over the net premium and recognize such excess into income in a constant relationship with insurance in-force for life insurance contracts or in relation to anticipated future benefit payments for annuity contracts. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale.  The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.  See Note 11 for accounting policy discussion.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLAIC is included in the NLIC and subsidiaries consolidated federal income tax return, which is eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008
NLACA Merger

On December 31, 2009, NLAIC, merged with an affiliate, NLACA, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLACA is reflected in the Company’s prior year financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLACA was a wholly-owned subsidiary, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLACA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 42.9	$ 37.9
Total benefits and expenses	$ 40.3	$ 43.4
Federal income tax benefit	$ (0.2)	$ (0.3)
Net income (loss)	$ 2.8	$ (5.2)

The following tables summarize the impact of the items described above on the balance sheet as of December 31:

(in millions)	2009

Total assets	$ 607.6
Total liabilities	$ 539.7
Total shareholder's equity	$ 67.9

The impact of the merger on shareholder’s equity was $57.5 million and $112.1 million as of December 31, 2008 and 2007, respectively.

Subsequent Events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(3)      Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's consolidated financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations, for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.   This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s consolidated financial statements.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company as a result of the adoption of the guidance.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. There are no financial assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications.  Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31, 2010	December 31, 2009

Independent pricing services	79%	64%
Pricing matrices	12%	15%
Broker quotes	5%	5%
Internal pricing models	2%	14%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All of these mutual funds are included in Level 2 and had fair values totaling $1.32 billion and $1.36 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 27.9	$ -	$ -	$ 27.9
Obligations of states and political subdivisions	-	192.9	-	192.9
Corporate public securities	1.5	2,053.2	0.4	2,055.1
Corporate private securities	-	360.1	110.7	470.8
Residential mortgage-backed securities	56.9	392.9	-	449.8
Commercial mortgage-backed securities	-	102.0	-	102.0
Collateralized debt obligations	-	-	10.5	10.5
Other asset-backed securities	-	50.0	3.5	53.5
Total fixed maturity securities	$ 86.3	$ 3,151.1	$ 125.1	$ 3,362.5
Equity securities	0.8	2.2	-	3.0
Total securities available-for-sale	$ 87.1	$ 3,153.3	$ 125.1	$ 3,365.5
Short-term investments	-	207.5	-	207.5
Total investments	$ 87.1	$ 3,360.8	$ 125.1	$ 3,573.0

Cash and cash equivalents	306.1	-	-	306.1
Derivative assets	-	0.5	-	0.5
Separate account assets1, 2	-	1,322.4	-	1,322.4
Total assets	$ 393.2	$ 4,683.7	$ 125.1	$ 5,202.0

Liabilities
Derivative liabilities	$ -	$ 2.8	$ -	$ 2.8
Total liabilities	$ -	$ 2.8	$ -	$ 2.8

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate public securities	$ 9.0	$ 0.2	$ -	$ (3.1)	$ 0.6	$ (6.3)	$ 0.4	$ -
Corporate private securities	137.1	1.1	3.4	(39.8)	19.6	(10.7)	110.7	-
Residential mortgage-backed
securities	222.5	-	-	(2.9)	-	(219.6)	-	-
Commercial mortgage-backed
securities	33.8	-	-	-	-	(33.8)	-	-
Collateralized debt obligations	10.5	(4.1)	1.7	-	2.4	-	10.5	-
Other asset-backed securities	21.8	(0.1)	(0.5)	(1.4)	-	(16.3)	3.5	-
Total investments	$ 434.7	$ (2.9)	$ 4.6	$ (47.2)	$ 22.6	$ (286.7)	$ 125.1	$ -
__________

1	Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.
2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations).

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
Corporate public securities	$ -	$ -	$ 6.3	$ 0.6
Corporate private securities	-	-	10.7	19.6
Residential mortgage-backed securities	-	5.2	224.8	-
Commercial mortgage-backed securities	-	-	33.8	-
Collateralized debt obligations	-	-	-	2.4
Other asset-backed securities	-	-	16.3	-
Total investments	$ -	$ 5.2	$ 291.9	$ 22.6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 62.3	$ -	$ -	$ 62.3
Obligations of states and political subdivisions	-	69.1	-	69.1
Corporate public securities	1.8	1,589.9	9.0	1,600.7
Corporate private securities	-	419.9	137.1	557.0
Residential mortgage-backed securities	42.8	192.3	222.5	457.6
Commercial mortgage-backed securities	-	63.7	33.8	97.5
Collateralized debt obligations	-	5.1	10.5	15.6
Other asset-backed securities	-	54.2	21.8	76.0
Total fixed maturity securities	$ 106.9	$ 2,394.2	$ 434.7	$ 2,935.8
Equity securities	0.4	2.6	-	3.0
Total securities available-for-sale	$ 107.3	$ 2,396.8	$ 434.7	$ 2,938.8
Short-term investments	8.9	167.4	-	176.3
Total investments	$ 116.2	$ 2,564.2	$ 434.7	$ 3,115.1

Cash and cash equivalents	2.0	-	-	2.0
Derivative assets	-	0.3	-	0.3
Separate account assets1,2	-	1,361.7	-	1,361.7
Total assets	$ 118.2	$ 3,926.2	$ 434.7	$ 4,479.1

Liabilities
Derivative liabilities	$ -	$ 5.3	$ -	$ 5.3
Total liabilities	$ -	$ 5.3	$ -	$ 5.3

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate public securities	$ 17.7	$ (2.1)	$ 1.3	$ (9.4)	$ 7.2	$ (5.7)	$ 9.0	$ -
Corporate private securities	134.3	(2.3)	32.2	(58.1)	41.3	(10.3)	137.1	-
Residential mortgage-backed
securities	398.8	(37.6)	63.2	(118.8)	0.3	(83.4)	222.5	-
Commercial mortgage-backed
securities	28.0	-	8.0	-	-	(2.2)	33.8	-
Collateralized debt obligations	19.3	(9.0)	13.7	(11.1)	-	(2.4)	10.5	-
Other asset-backed securities	8.0	(1.9)	4.8	8.6	2.3	-	21.8	-
Total investments	$ 606.1	$ (52.9)	$ 123.2	$ (188.8)	$ 51.1	$ (104.0)	$ 434.7	$ -
__________

1	Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.
2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Long-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value as the note was issued on December 31, 2010.

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 549.1	$ 526.4	$ 663.8	$ 600.4
Policy loans	$ 23.4	$ 23.4	$ 20.9	$ 20.9

Liabilities
Investment contracts	$ (1,997.8)	$ (2,886.7)	$ (2,914.7)	$ (2,865.1)
Long term debt	$ (272.0)	$ (272.0)	$ -	$ -

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 26.5	$ 1.4	$ -	$ 27.9
Obligations of states and political subdivisions	198.0	1.9	7.0	192.9
Corporate public securities	1,947.7	118.7	11.3	2,055.1
Corporate private securities	443.4	30.1	2.7	470.8
Residential mortgage-backed securities	468.7	12.0	30.9	449.8
Commercial mortgage-backed securities	98.0	4.4	0.4	102.0
Collateralized debt obligations	20.7	0.8	11.0	10.5
Other asset-backed securities	52.9	1.4	0.8	53.5
Total fixed maturity securities	$ 3,255.9	$ 170.7	$ 64.1	$ 3,362.5
Equity securities	2.2	0.8	-	3.0
Total securities available-for-sale	$ 3,258.1	$ 171.5	$ 64.1	$ 3,365.5

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 63.4	$ 0.7	$ 1.8	$ 62.3
Obligations of states and political subdivisions	70.1	0.5	1.5	69.1
Corporate public securities	1,545.9	67.8	13.0	1,600.7
Corporate private securities	539.5	24.0	6.5	557.0
Residential mortgage-backed securities	511.6	4.6	58.6	457.6
Commercial mortgage-backed securities	111.9	0.4	14.8	97.5
Collateralized debt obligations	28.0	0.7	13.1	15.6
Other asset-backed securities	74.5	3.2	1.7	76.0
Total fixed maturity securities	$ 2,944.9	$ 101.9	$ 111.0	$ 2,935.8
Equity securities	2.7	0.3	-	3.0
Total securities available-for-sale	$ 2,947.6	$ 102.2	$ 111.0	$ 2,938.8

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010:
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 126.3	$ 7.0	18	$ -	$ -	-	$ 126.3	$ 7.0	18
Corporate public securities	189.9	4.8	31	41.3	6.5	23	231.2	11.3	54
Corporate private securities	40.0	2.3	11	3.3	0.4	1	43.3	2.7	12
Residential mortgage-backed securities	4.3	-	5	171.0	30.9	80	175.3	30.9	85
Commercial mortgage-backed securities	11.5	0.1	3	6.5	0.3	2	18.0	0.4	5
Collateralized debt obligations	-	-	-	8.0	11.0	6	8.0	11.0	6
Other asset-backed securities	3.1	0.3	1	26.1	0.5	4	29.2	0.8	5
Total fixed maturity securities	$ 375.1	$ 14.5	69	$ 256.2	$ 49.6	116	$ 631.3	$ 64.1	185
Total	$ 375.1	$ 14.5	69	$ 256.2	$ 49.6	116	$ 631.3	$ 64.1	185

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations and agencies	$ 31.5	$ 1.8	5	$ -	$ -	-	$ 31.5	$ 1.8	5
Obligations of states and
political subdivisions	39.2	0.8	9	6.6	0.7	3	45.8	1.5	12
Corporate public securities	248.7	3.6	56	70.8	9.4	46	319.5	13.0	102
Corporate private securities	22.3	1.6	9	103.0	4.9	28	125.3	6.5	37
Residential mortgage-backed securities	119.8	18.1	33	214.9	40.5	90	334.7	58.6	123
Commercial mortgage-backed securities	2.0	-	1	71.2	14.8	20	73.2	14.8	21
Collateralized debt obligations	-	-	-	13.1	13.1	7	13.1	13.1	7
Other asset-backed securities	0.6	-	1	45.9	1.7	11	46.5	1.7	12
Total fixed maturity securities	$ 464.1	$ 25.9	114	$ 525.5	$ 85.1	205	$ 989.6	$ 111.0	319
Equity securities	2.0	-	2	-	-	-	2.0	-	2
Total	$ 466.1	$ 25.9	116	$ 525.5	$ 85.1	205	$ 991.6	$ 111.0	321

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 52% and 61% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 107.0	$ 108.9
Due after one year through five years	1,157.8	1,224.2
Due after five years through ten years	745.0	792.8
Due after ten years	605.8	620.8
Subtotal	$ 2,615.6	$ 2,746.7
Residential mortgage-backed securities	468.7	449.8
Commercial mortgage-backed securities	98.0	102.0
Collateralized debt obligations	20.7	10.5
Other asset-backed securities	52.9	53.5
Total	$ 3,255.9	$ 3,362.5

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010  statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 95% and 94% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table shows the equivalent ratings between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designation, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC designation1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 1,770.8	$ 1,842.8	$ 1,782.5	$ 1,769.5
2	BBB	1,291.8	1,345.4	961.2	988.0
3	BB	108.8	102.8	127.6	115.8
4	B	51.6	48.9	53.3	49.1
5	CCC and lower	23.2	17.5	12.9	10.0
6	In or near default	9.7	5.1	7.4	3.4
	Total	$ 3,255.9	$ 3,362.5	$ 2,944.9	$ 2,935.8

__________
1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010:
99.9% - 80.0%	$ 5.9	$ 1.8	$ 7.7	$ 0.5	$ 0.7	$ 1.2	$ 6.4	$ 2.5	$ 8.9
79.9% - 50.0%	-	4.4	4.4	0.7	-	0.7	0.7	4.4	5.1
Total	$ 5.9	$ 6.2	$ 12.1	$ 1.2	$ 0.7	$ 1.9	$ 7.1	$ 6.9	$ 14.0

December 31, 2009:
99.9% - 80.0%	$ 3.7	$ 6.0	$ 9.7	$ 1.4	$ 2.8	$ 4.2	$ 5.1	$ 8.8	$ 13.9
79.9% - 50.0%	-	5.3	5.3	0.1	0.2	0.3	0.1	5.5	5.6
Total	$ 3.7	$ 11.3	$ 15.0	$ 1.5	$ 3.0	$ 4.5	$ 5.2	$ 14.3	$ 19.5

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $15.4 million and $21.9 million, and gross unrealized losses of $4.5 million and $6.5 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses  as of December 31, 2010, $4.5 million, or 100%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $6.5 million, or 100%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2010			As of December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
(in millions)	cost	fair value	total	cost	fair value	total

Government agency	$ 176.7	$ 184.0	41%	$ 163.1	$ 165.5	36%
Prime	69.5	68.8	15%	81.2	72.7	16%
Alt-A	145.4	126.3	28%	170.8	135.4	29%
Sub-prime	77.1	70.7	16%	92.7	81.1	18%
Other residential mortgage collateral	-	-	-	3.8	2.9	1%
Total	$ 468.7	$ 449.8	100%	$ 511.6	$ 457.6	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010:
99.9% - 80.0%	$ -	$ 10.0	$ 10.0	$ -	$ 3.2	$ 3.2	$ -	$ 13.2	$ 13.2
79.9% - 50.0%	-	3.9	3.9	-	9.1	9.1	-	13.0	13.0
Below 50.0%	-	3.3	3.3	-	1.4	1.4	-	4.7	4.7
Total	$ -	$ 17.2	$ 17.2	$ -	$ 13.7	$ 13.7	$ -	$ 30.9	$ 30.9

December 31, 2009:
99.9% - 80.0%	$ 4.3	$ 12.5	$ 16.8	$ 1.5	$ 0.5	$ 2.0	$ 5.8	$ 13.0	$ 18.8
79.9% - 50.0%	2.1	15.3	17.4	0.7	8.0	8.7	2.8	23.3	26.1
Below 50.0%	8.7	1.4	10.1	0.8	2.8	3.6	9.5	4.2	13.7
Total	$ 15.1	$ 29.2	$ 44.3	$ 3.0	$ 11.3	$ 14.3	$ 18.1	$ 40.5	$ 58.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010:
99.9% - 80.0%	$ 0.1	$ 0.2	$ 0.3	$ -	$ 0.1	$ 0.1	$ 0.1	$ 0.3	$ 0.4
Total	$ 0.1	$ 0.2	$ 0.3	$ -	$ 0.1	$ 0.1	$ 0.1	$ 0.3	$ 0.4

December 31, 2009:
99.9% - 80.0%	$ -	$ 5.3	$ 5.3	$ -	$ -	$ -	$ -	$ 5.3	$ 5.3
79.9% - 50.0%	-	5.1	5.1	-	-	-	-	5.1	5.1
Below 50.0%	-	4.4	4.4	-	-	-	-	4.4	4.4
Total	$ -	$ 14.8	$ 14.8	$ -	$ -	$ -	$ -	$ 14.8	$ 14.8

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010:
79.9% - 50.0%	$ -	$ 1.2	$ 1.2	$ -	$ -	$ -	$ -	$ 1.2	$ 1.2
Below 50.0%	-	-	-	-	9.8	9.8	-	9.8	9.8
Total	$ -	$ 1.2	$ 1.2	$ -	$ 9.8	$ 9.8	$ -	$ 11.0	$ 11.0

December 31, 2009:
99.9% - 80.0%	$ -	$ -	$ -	$ -	$ 0.5	$ 0.5	$ -	$ 0.5	$ 0.5
79.9% - 50.0%	-	2.4	2.4	-	0.8	0.8	-	3.2	3.2
Below 50.0%	-	-	-	-	9.4	9.4	-	9.4	9.4
Total	$ -	$ 2.4	$ 2.4	$ -	$ 10.7	$ 10.7	$ -	$ 13.1	$ 13.1

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010	2009 1

Net unrealized gains (losses), before adjustments and taxes	$ 107.4	$ (8.8)
Adjustment to deferred policy acquisition costs	(49.8)	(3.3)
Adjustment to value of business acquired	0.1	-
Adjustment to future policy benefits and claims	(1.5)	(1.9)
Deferred federal income tax (expense) benefit	(19.4)	5.0
Net unrealized gains (losses)	$ 36.8	$ (9.0)

__________
1
Includes the $34.2 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010	2009 1	2008

Fixed maturity securities	$ 115.7	$ 249.5	$ (246.2)
Equity securities	0.5	0.2	0.1
Net increase (decrease)	$ 116.2	$ 249.7	$ (246.1)

__________
1	Includes the $52.6 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009
Unrealized losses as of January 1,	$ (20.8)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(52.6)
Non-credit losses in the period	(12.5)	(48.7)
Net unrealized gains in the period	20.4	80.5
Total	$ (12.9)	$ (20.8)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and hotel.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities,  exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 80.7	$ 104.1	$ 215.6	$ 99.6	$ 22.9	$ 522.9
Amortized cost	$ 80.7	$ 104.1	$ 215.6	$ 99.6	$ 22.9	$ 522.9
Non-specific reserve	$ (1.1)	$ (0.7)	$ (1.1)	$ (0.9)	$ (1.1)	$ (4.9)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ -	$ 10.0	$ 5.5	$ 4.7	$ 19.2	$ 39.4
Amortized cost	$ -	$ 10.0	$ 5.5	$ 4.7	$ 19.2	$ 39.4
Specific reserves	$ -	$ (1.5)	$ (1.5)	$ (0.8)	$ (4.5)	$ (8.3)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 7.5	$ 6.8
Additions	11.3	6.6
Deductions	(5.6)	(5.9)
Valuation allowance, end of period	$ 13.2	$ 7.5

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Total

Rated 1	$ -	$ -	$ -	$ -	$ -	$ -
Rated 2	32.7	8.3	74.8	9.2	-	125.0
Rated 3	43.1	94.4	132.8	64.3	19.5	354.1
Rated 4	3.2	11.4	13.5	30.9	19.2	78.2
Rated 5	1.7	-	-	-	3.3	5.0
Total commercial mortgage loans	$ 80.7	$ 114.1	$ 221.1	$ 104.4	$ 42.0	$ 562.3

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $526.4 million and $600.4 million at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $96.3 million and $4.9 million as of December 31, 2010 and 2009, respectively.  The Company had received $98.7 million and $5.0 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $4.5 million and $9.6 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 175.6	$ 159.1	$ 154.0
Equity securities	0.2	0.4	0.5
Mortgage loans, net	35.8	42.3	49.5
Short-term investments	0.1	0.4	0.9
Other	6.9	4.0	1.8
Gross investment income	$ 218.6	$ 206.2	$ 206.7
Less:
Investment expenses	5.9	5.6	6.0
Net investment income ceded (Note 14)	125.6	125.9	134.0
Net investment income	$ 87.1	$ 74.7	$ 66.7

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Net derivatives losses	$ (0.9)	$ (2.2)	$ (2.0)
Realized gains on sales	11.4	29.3	2.3
Realized losses on sales	(3.2)	(12.5)	(3.2)
Valuation losses 1	(0.4)	(1.1)	(1.0)
Net realized investment gains (losses)	$ 6.9	$ 13.5	$ (3.9)

__________
1	Includes changes in the valuation allowance for mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $388.2 million, $531.9 million and $300.5 million, respectively.  During 2010, 2009 and 2008, gross gains of $11.1 million, $29.4 million and $2.1 million, respectively, and gross losses of $1.0 million, $9.3 million and $1.6 million, respectively, were realized on those sales.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net

2010:
Fixed maturity securities1	$ 23.9	$ (12.5)	$ 11.4
Mortgage loans	10.9	-	10.9
Total other-than-temporary impairment losses	$ 34.8	$ (12.5)	$ 22.3

2009
Fixed maturity securities1	$ 119.7	$ (48.7)	$ 71.0
Equity securities	0.7	-	0.7
Mortgage loans	5.5	-	5.5
Total other-than-temporary impairment losses	$ 125.9	$ (48.7)	$ 77.2

2008
Fixed maturity securities1			$ 100.7
Equity securities			3.4
Mortgage loans			3.4
Total other-than-temporary impairment losses			$ 107.5

__________
1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $0.3 million in other-than-temporary impairments related to these securities compared to $9.3 million and $5.2 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1,1	$ 25.8	$ 59.5
New credit losses	2.1	18.7
Incremental credit losses2	9.1	5.5
Subtotal	$ 37.0	$ 83.7
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(10.6)	(57.7)
Losses related to securities included in the beginning balance for which there was a change in intent3	-	(0.2)
Cumulative credit loss as of December 31,1	$ 26.4	$ 25.8

__________
1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge interest and principal payments on foreign currency-denominated fixed maturity securities.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Interest rate swaps are used to hedge portfolio duration and other interest rate risks to which the Company is exposed , and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $0.4 million of cash for derivative collateral, which is included in short-term investments.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $1.1 million and $3.6 million, respectively, as collateral to various derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 0.4	$ 3.0	Other liabilities	$ -	$ 5.0
Cross-currency swaps	Other assets	-	-	Other liabilities	2.8	9.4
Total derivatives designated as
hedging instruments		$ 0.4	$ 3.0		$ 2.8	$ 14.4

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	-	0.9	Other liabilities	-	-
Credit default swaps	Other assets	0.1	3.0	Other liabilities	-	-
Total derivatives not designated
as hedging instruments		$ 0.1	$ 3.9		$ -	$ -
Total derivatives		$ 0.5	$ 6.9		$ 2.8	$ 14.4

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 0.3	$ 4.3	Other liabilities	$ -	$ 5.0
Cross-currency swaps	Other assets	-	-	Other liabilities	5.1	20.9
Total derivatives designated as
hedging instruments		$ 0.3	$ 4.3		$ 5.1	$ 25.9

Derivatives not designated as
hedging instruments:
Credit default swaps	Other assets	-	-	Other liabilities	0.2	17.0
Total derivatives not designated
as hedging instruments		$ -	$ -		$ 0.2	$ 17.0
Total derivatives		$ 0.3	$ 4.3		$ 5.3	$ 42.9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements as of years ended December 31:

(in millions)		2010	2009

Derivatives in fair value hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (0.1)
Total 1		$ -	$ (0.1)

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ 0.1	$ -
Total		$ 0.1	$ -

__________
1
No periodic settlements on interest rate contracts were recorded in net investment income as of December 31, 2010. Excludes $(0.2) million of periodic settlements on interest rate contracts which are recorded in net investment income as of December 31, 2009.

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 0.1	$ 0.5
Currency contracts	2.2	(2.7)
Total	$ 2.3	$ (2.2)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Currency contracts	Net realized investment gains (losses)	$ -	$ (1.9)
Total		$ -	$ (1.9)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Currency contracts	Net realized investment gains (losses)	$ -	$ (0.1)
Total 1, 2, 3		$ -	$ (0.1)

_________

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
No cash was received/paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $0.8 million of cash paid in the termination of cash flow hedging instruments as of December 31, 2009.

3	Excludes $0.2 million and $0.1 million of periodic settlements in interest rate contracts which are recorded in net investment income as of December 31, 2010 and 2009, respectively.

The following table presents the realized gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ -	$ (1.4)
Cross-currency swaps	Net realized investment gains (losses)	-	0.1
Credit default swaps	Net realized investment gains (losses)	0.3	0.9
Total		$ 0.3	$ (0.4)

The previous tables exclude $0.2 million and $0.3 million of net interest settlements on all derivative instruments and $(1.5)  million and an immaterial balance of foreign denominated cash balances that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2010, 2009, and 2008 and experienced no losses in 2010 and 2009 and credit event losses of $9.6 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 3.0	$ 0.1	$ -	$ -	$ -	$ -	$ 3.0	$ 0.1
Total	$ 3.0	$ 0.1	$ -	$ -	$ -	$ -	$ 3.0	$ 0.1

December 31, 2009
Single sector exposure:
Financial	$ 7.5	$ (0.2)	$ 3.0	$ -	$ -	$ -	$ 10.5	$ (0.2)
Total	$ 7.5	$ (0.2)	$ 3.0	$ -	$ -	$ -	$ 10.5	$ (0.2)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(7)	Deferred Policy Acquisition Costs

During 2010, the Company conducted an annual comprehensive review of model assumptions used to project DAC and other related balances, including VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse, mortality, and market performance assumptions.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)

DAC	$ 14.3
VOBA	0.5
Unearned revenue liability	(1.0)
Total	$ 13.8

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $6.1 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

In 2009, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)

DAC	$ (6.5)
VOBA	(3.2)
Unearned revenue liability	3.0
Total	$ (6.7)

During 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $15.8 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

In 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to spread, mortality and lapse assumptions.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)

DAC	$ (20.4)
VOBA	(2.7)
Unearned revenue liability	5.3
Total	$ (17.8)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 416.5	$ 471.2
Capitalization of DAC	161.6	119.5
Amortization of DAC, excluding unlocks	(10.5)	(28.4)
Amortization of DAC, related to unlocks	(14.3)	(6.5)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(46.5)	(139.3)
Balance at end of period	$ 506.8	$ 416.5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(8)      Value of Business Acquired and Other Intangible Assets

The following table represents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 24.6	$ 32.5
Amortization of value of business acquired	(3.6)	(7.8)
Subtotal	$ 21.0	$ 24.7
Change in unrealized loss on available-for-sale securities	-	(0.1)
Balance at end of period	$ 21.0	$ 24.6

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 6.5%) during the twelve months ended December 31, 2010, 2009 and 2008 was $1.4 million, $1.8 million, and $2.3 million, respectively.

The following table summarizes VOBA as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

VOBA	28 years	$ 69.9	$ 48.9	$ 69.9	$ 45.3

__________
1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company fully amortized intangible assets related to NLACA’s state insurance licenses, which resulted in a $3.7 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger between NLAIC and NLACA on December 31, 2009, the NLACA state insurance licenses are no longer required as the surviving entity had the required state insurance licenses to conduct business on existing NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $5.0 million pre-tax impairment charge on independent agency force intangible assets, due to selling arrangement changes for the independent agency force.

Based on current assumptions, which are subject to change, the following table summarizes estimated VOBA amortization for the next five years ended December 31:

(in millions)

2011	$ 3.3
2012	$ 2.6
2013	$ 2.1
2014	$ 1.3
2015	$ 1.1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(9)      Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types of variable annuity contracts:  (1) guaranteed minimum death benefits (GMDB) and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

			2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 10.5	$ 142.2	$ 152.7	$ -	68	$ 11.7	$ 154.8	$ 166.5	$ 0.2	68
Reset	43.5	386.8	430.3	16.9	68	53.2	519.0	572.2	44.2	67
Ratchet	16.3	237.4	253.7	8.6	67	12.4	196.5	208.9	23.0	68
Rollup	5.6	36.1	41.7	0.7	66	5.8	35.9	41.7	1.3	66
Subtotal	75.9	802.5	878.4	26.2	68	83.1	906.2	989.3	68.7	67
Earnings enhancement	0.1	8.3	8.4	1.1	64	0.2	8.1	8.3	0.8	63
Total - GMDB	$ 76.0	$ 810.8	$ 886.8	$ 27.3		$ 83.3	$ 914.3	$ 997.6	$ 69.5	67

GMIB2:
Ratchet	$ 0.1	$ 11.7	$ 11.8	$ -	N/A	$ 0.2	$ 12.6	$ 12.8	$ -	N/A
Rollup	1.0	24.5	25.5	-	N/A	1.1	28.0	29.1	-	N/A
Total - GMIB	$ 1.1	$ 36.2	$ 37.3	$ -	N/A	$ 1.3	$ 40.6	$ 41.9	$ -	N/A

________
1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.

The following table summarizes account balances of deferred variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 159.5	$ 182.7
Domestic equity	512.7	590.0
International equity	92.3	103.1
Total mutual funds	764.5	875.8
Money market funds	38.0	30.4
Total	$ 802.5	$ 906.2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

As of December 31, 2010 and 2009, the Company’s reserves for GMDB claims were $1.3 million and $1.6 million, respectively.  Reserves for GMIB claims were immaterial as of December 31, 2010 and 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were immaterial for the years ended December 31, 2010 and 2009.

The Company’s incurred and paid amounts for GMIBs were immaterial for the years ended December 31, 2010 and 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance – 10.4%
•	Equity volatility – 18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic tables for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 26.4	$ 21.0
Domestic equity	230.6	186.4
International equity	36.6	28.5
Total mutual funds	293.6	235.9
Money market funds	11.3	11.5
Total	$ 304.9	$ 247.4

(10)	Long-Term Debt

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of the Company, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. London Interbank Offered Rate plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $312.7 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272.0 million.

(11)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (40.7)	$ (17.6)	$ (17.8)
Deferred	65.4	11.6	(10.9)
Federal income tax expense (benefit)	$ 24.7	$ (6.0)	$ (28.7)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 25.4	35.0	$ (4.4)	35.0	$ (26.7)	35.0
DRD	(1.2)	(1.6)	(1.2)	9.6	(1.5)	2.0
Other, net	0.5	0.6	(0.4)	3.4	(0.5)	0.7
Total	$ 24.7	34.0	$ (6.0)	48.0	$ (28.7)	37.7

Total federal income taxes refunded were $27.5 million, $22.4 million, and $5.5 million during the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010, the Company has capital loss carryforwards of $41.1 million, which expire between 2012 and 2015. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 16.9	$ 40.8
Securities available-for-sale	-	23.8
Mortage loans	5.6	6.1
Capital loss carryforward	14.4	1.3
Other	7.8	5.3
Gross deferred tax assets	$ 44.7	$ 77.3

Deferred tax liabilities:
Deferred policy acquisition costs	$ 129.0	$ 101.3
Securities available-for-sale	30.8	-
Derivatives	8.2	7.3
VOBA	7.4	8.6
Other	10.0	10.1
Gross deferred tax liabilities	$ 185.4	$ 127.3
Net deferred tax liability	$ (140.7)	$ (50.0)

 In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize its deferred tax assets, therefore there was no valuation allowance as of December 31, 2010 and 2009.

The Company’s current federal income tax asset, due from NLIC, was $28.5 million and $15.3 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 7.4	$ 1.5
Additions for current year tax positions	2.1	2.7
Additions for prior year tax positions	5.2	3.5
Reductions for prior year tax positions	-	(0.3)
Balance at end of period	$ 14.7	$ 7.4

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $1.7 million.

During the years ended December 31, 2010, and 2009, the interest and penalties incurred by the Company were immaterial.  Interest expense and any associated penalties are shown as income tax expense.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months.  As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $0.5 million.
The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(12) Statutory Financial Information

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following tables summarize the statutory net loss and statutory capital and surplus for the Company for the years ended December 31:

(in millions)	2010	2009	2008
	(unaudited)

Statutory net loss	$ (49.5)	$ (61.1)	$ (90.3)
Statutory capital and surplus	$ 287.2	$ 213.5	$ 122.6

On December 31, 2009, NLAIC merged with its affiliate, NLACA, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2009, the Company did not pay any dividends to NLIC.  As of January 1, 2011, the Company could pay dividends totaling $28.7 million without obtaining prior approval.

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded Ohio’s minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(13) Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax (expense) benefit, for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 106.9	$ 208.3	$ (350.7)
Non-credit gains	7.9	31.8	-
Net adjustment to DAC	(46.5)	(139.4)	121.6
Net adjustment to VOBA	0.1	(0.1)	-
Net adjustment to future policy benefits and claims	0.4	(1.9)	0.7
Related federal income tax (expense) benefit	(23.9)	(34.4)	80.5
Net unrealized gains (losses)	$ 44.9	$ 64.3	$ (147.9)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1.4	62.2	103.7
Related federal income tax benefit	(0.5)	(21.8)	(36.3)
Net losses realized on available-for-sale securities	$ 0.9	$ 40.4	$ 67.4

Other comprehensive income (loss) on securities available-for-sale	$ 45.8	$ 104.7	$ (80.5)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	2.3	(0.3)	2.4
Related federal income tax (expense) benefit	(0.8)	0.1	(0.8)
Other comprehensive income (loss) on cash flow hedges	$ 1.5	$ (0.2)	$ 1.6

Total other comprehensive income (loss)	$ 47.3	$ 104.5	$ (78.9)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009, resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(14)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC.  This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $10.3 million, $7.4 million and $5.4 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $0.8 million, $0.8 million and $0.4 million, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2010 include premiums of $135.1 million ($250.8 million and $232.6 million in 2009 and 2008, respectively); net investment income of $125.6 million ($125.9 million and $134.0 million in 2009 and 2008, respectively); policy reserves of $2.45 billion ($2.53 billion and $2.53 billion in 2009 and 2008, respectively); and benefits, claims and other expenses of $242.0 million ($367.2 million and $379.9 million in 2009 and 2008, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $138.2 million and $136.2 million as of December 31, 2010 and 2009, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010 and 2009, customer allocations to NFG funds totaled $285.2 million and $297.8 million, respectively.  For the years ended December 31, 2010 and 2009, NFG paid the Company $1.4 million and $1.2 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2010 and 2009, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2010 and 2009, the most the Company had outstanding at any given time was $5.5 million and $6.4 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during the year were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $108.8 million and $164.6 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the balance sheets.

As of December 31, 2010 and 2009, net intercompany receivables (payables) due from (to) affiliates were $4.2 million and $(21.2) million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Effective December 1, 2010 all of the traditional life insurance business previously ceded to NF Reinsurance, Ltd., an affiliate, was recaptured by the Company.  As part of the recapture, the Company received $38.7 million from NF Reinsurance, Ltd. under the recapture agreement, consisting of $37.1 million and $1.6 million for reserves and pending claims, respectively.

Refer to Note 10 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

During 2009, NLAIC received $140.0 million in cash capital contributions from NLIC.

During 2010 and 2009, the Company sold commercial mortgage loans with a carrying value of $9.3 million and $25.6 million, respectively to NMIC.  The sales were executed at fair value for cash and resulted in net realized losses of $1.6 million and $3.0 million, respectively.

During 2009, the Company sold fixed maturity securities to NLIC with a carrying value of $188.8 million.  The sales were executed at fair value for cash and resulted in net realized losses of $26.4 million.

During 2009, the Company purchased fixed maturity securities from NLIC at a fair value of $55.7 million for cash.

(15)	Contingencies

Legal and Regulatory Matters

Nationwide Financial Services, Inc., and its affiliates, including NLAIC (collectively NFS), are parties to litigation and arbitration proceedings in the ordinary course of its business.  The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.   Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Fair	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 26.5	$ 27.9	$ 27.9
Obligations of states and political subdivisions	198.0	192.9	192.9
Public utilities	424.9	447.7	447.7
All other corporate	2,606.5	2,694.0	2,694.0
Total fixed maturity securities available-for-sale	$ 3,255.9	$ 3,362.5	$ 3,362.5

Equity securities available-for-sale	2.2	3.0	3.0
Mortgage loans, net	562.3		549.1
Short-term investments	207.5		207.5
Policy loans	23.4		23.4
Total investments	$ 4,051.3		$ 4,145.5

__________
1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to the consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 36,853.6	$ 19,640.1	$ 1.1	$ 17,214.6	-
Life insurance premiums 1	$ 92.6	$ 45.7	$ -	$ 46.9	-

2009

Life insurance in force	$ 47,866.4	$ 28,676.3	$ 1.2	$ 19,191.3	-
Life insurance premiums 1	$ 80.8	$ 39.5	$ -	$ 41.3	-

2008

Life insurance in force	$ 39,713.9	$ 23,826.3	$ 1.7	$ 15,889.3	-
Life insurance premiums 1	$ 67.0	$ 37.8	$ -	$ 29.2	-

__________
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying notes to the consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)
Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans	$ 7.5	$ 11.3	$ -	$ 5.6	$ 13.2

2009
Valuation allowances - mortgage loans	$ 6.8	$ 6.6	$ -	$ 5.9	$ 7.5

2008
Valuation allowances - mortgage loans	$ 2.4	$ 4.4	$ -	$ -	$ 6.8

____________
1	Amount represents transfers to real estate owned, recoveries and sales to NMIC.

See accompanying notes to the consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.

(b)	Not Applicable.

(c)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt,"and hereby incorporated by reference.

(d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-146650) on March 18, 2008, as document "policyforms.htm," and hereby incorporated by reference.

(1)
Form of Accumulation Rider – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "accumrider.htm" and hereby incorporated by reference.

(2)
Form of Automated Income Monitor Endorsement – Filed previously with Post-effective Amendment No. 4 of registration statement (333-146650) on August 11, 2008, as document "aimend.htm" and hereby incorporated by reference.

(e)
Applications – The form of the contract application –   Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.

(f)	Depositor's Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company.  Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company.  Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009.   Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

(g)	Reinsurance Agreements .

(1)	Automatic and Facultative Modified Coinsurance Reinsurance Agreement with M Life Insurance Company dba M Financial Re, dated January 1, 2008, attached

(2)
Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011 with registration statement (333-156020), as Exhibit (g) (3) and hereby incorporated by reference.

(3)
Automatic and Facultative YRT Reinsurance Agreement with Munich Americian Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2011 with registration statement (333-146649), as Exhibit (g) (2) and hereby incorporated by reference.

(4)
Automatic and Facultative YRT Reinsurance Agreement with RGA Reinsuance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (1) and hereby incorporated by reference.

(5)
Automatic and Facultative Yearly RenewableTerm Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (4) and hereby incorporated by reference.

(h)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(7)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc., dated May 1, 2007, under document "mfundfpa99h10.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11a.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007 , as amended, under document "nwfpa99h12b.htm"

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm"

(16)	Fund Participation Agreeement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"

(17)	Fund Participation Agreeement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm"

(18)	Fund Participation Agreeement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"

(19)	Fund Participation Agreeement with Van Eck Investment Trust, Van Eck Assiciates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm"

(20)	Fund Participation Agreeement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm"

(i)	Administrative Contracts -

The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".

(4)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".

(4)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1 , 2002, as amended, as document "fidiiiasa99i5b.htm".

(5)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(6)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".

(7)
Amended and Restated Fund Participation Agreement and Shareholder Services Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, as document "mfsasa99i9.htm".

( 8	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) . dated May 2, 2005, as amended, as document "nwasa99i10.htm".

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Captial Research and Management Company dated May 1, 2007 as document "nwfapa99h12b.htm".

(10)	Fund Participation Agreement withNeuberger Berman Management Inc., dated January 1, 2006, as document "neuberasa99i11.htm".

(11)	Revenue Sharing Agreement with Oppenheimer Funds , Inc. dated April 13, 2006, as document "oppenasa99i12.htm".

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

(14)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2005, as document "mfundasa99i10.htm".

The following Administrative Services Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and hereby incorporated by reference:

(15)	Administrative Service Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 as document "alliancebersteinasa.htm"

(16)	Administrative Service Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockasa.htm".

(17)	Administrative Service Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document "waddellreedasa.htm".

(18)	Administrative Service Agreement with PIMCO Variable Insurance Trust dated March 28, 2002, as amended, as document "pimcoasab.htm".

(19)	Administrative Service Agreement with VanEck Securities Corporation dated November 3, 1997, as amended, as document "vaneckasa.htm".

(20)	Administrative Service Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargoasa.htm".

(j)	Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-146650) on October 12, 2007, as document "opinion.htm" and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.                      Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.

AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company opterates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus , LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health, Holing Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS

Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
BER
LEARNING CIRCLE EDUCATION SERVICES
OH
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty–100%
OH
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
FL
NATIONWIDE ARENA LLC
Casualty–90%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
OH
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
IA
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
IA
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
AZ
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
OH
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100%
OH
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
AGI–100%
WI
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100%
AZ
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan–100%
MI
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
IN
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
WI
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
OH
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
IA
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI-100%
IA
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100%
OH
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TX
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock: 300,000 Shares
NC–100%
G.B.
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
TX
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100%
OH
1492 CAPITAL, LLC (1492)
Casualty–100%
OH
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO–100%
TX
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
AGI-100%
IA
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 6,935,387 Shares
SIC–100%
CA
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
NM
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
OH
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
OH
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
TX
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7%
FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100%
FL
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AMCO–87.3%
Allied P&C –8.47%
Depositors –4.23%
IA
DVM INSURANCE AGENCY, INC.
VPI–100%
CA
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
FL
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital:
Casualty–Pfd.
IA
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
OH
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100%
OH
PURE INSURANCE COMPANY
PUI–100%
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
T & C
V.P.I. SERVICES INC.
VPI–100%
CA
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TX
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
WI
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2011

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

March 31, 2011

Item 29.                 Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-G, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of April, 2011 .

NATIONWIDE VL SEPARATE ACCOUNT-G
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /S/ PAIGE L. RYAN
Paige L. Ryan

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this   27th day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact